                               ANNUAL
                               REPORT
                           AUGUST 31, 2000



                                [LOGO]
                          THE POTOMAC FUNDS
                    Enhanced Investment Strategies



                        100 South Royal Street
                      Alexandria, Virginia 22314

                        1311 Mamaroneck Avenue
                        White Plains, NY 10605

                           (800) 851-0511

                                  ANNUAL REPORT
                                 AUGUST 31, 2000
                                  POTOMAC FUNDS

DEAR SHAREHOLDERS,

The Potomac Funds' fiscal year, from September 1, 1999 through August 31, 2000, is a story in several parts. In the aggregate, the twelve months were positive for the equity markets. However, the positive performance of the markets was obscured by the extreme volatility experienced during the year, the retreat from the highs of mid-year and the uncertainty at the end of August and beyond.

September and the first half of October were relatively quiet, with the S&P 500 and the Dow declining somewhat, while the Nasdaq 100, the Russell 2000 and the Dow Jones Composite Internet Index held their own. From the middle of October through the end of the year, all of the broad market indices advanced, as technology issues experienced remarkable gains. The Nasdaq 100 gained almost 50% in the last two months of 1999, while the other indices showed smaller, though significant, gains. Despite predictions to the contrary, investors were not spooked by the potential for Y2K problems and the lack of concern was validated by the lack of meaningful disruptions caused by the changing calendar.

Having begun speaking out in early 1999, Federal Reserve Chairman Alan Greenspan continued throughout the fiscal year to express concern about equity prices and the potential for inflation in the broader economy. In an effort to prevent the economy from over-heating and to remove some of the frothiness from the equities markets, the Federal Reserve began to raise interest rates. During the fiscal year the Federal Reserve raised the discount rate four times, from a low of 4.75% to a high of 6.00%. The initial moves, in November and February, had a significant impact on the "Old Economy" issues in the Dow and the S&P, and those indices declined from the beginning of the year through March. However, at least initially, investors' enthusiasm for "New Economy" issues was unaffected by the comments and actions of Mr. Greenspan and his colleagues. In March, the mood of the markets changed dramatically.

In light of the interest rate increases, the prospect of additional increases and potential inflation caused by, among other things, rising oil prices and historically low levels of unemployment, the markets began to reevaluate equities. Unfortunately, Microsoft, which had driven the Nasdaq and the S&P and had recently been added to the Dow, continued to struggle with government regulators and somewhat disappointing revenue results; its share price plunged dramatically. Ironically, AOL's announcement of its purchase of Time Warner, which served notice of the remarkable rise of the Internet, signaled the end of the blind frenzy for Internet issues. The combination of AOL with a traditional media company forced investors to realize that Internet issues would one day be valued by the same parameters as traditional companies; investors' willingness to tolerate continued losses evaporated as skepticism replaced optimism and equities, in particular the "New Economy" issues, were punished.

The "Old Economy" stocks benefited somewhat from investors' sudden appetite for companies with earnings, resulting in a gain of more than 15% for the Dow from early March through early April. However, the Dow gave back much of its gains in mid-April.

From April through the end of the year, the markets continued to experience significant volatility though on slightly lower volumes. In general, though it was difficult to discern direction, the markets gained from May through the end of the fiscal year. The Nasdaq 100 and Dow Jones Composite Internet Index each gained over 30% from their lows in May while the S&P and the Dow each gained more than 10% from their lows in April and March, respectively. The Russell 2000 advanced 20% from its April lows.

During the fiscal year ended August 31, 2000, the Potomac Funds generally performed, on a daily basis, as should be expected. The performance of the funds over the fiscal year is the aggregate product of the daily returns multiplied by the constantly changing NAV for each fund. This return is not simply the product of the return of the index over the period and the degree of enhancement. As always, we thank you for using the Potomac Funds and look forward to our continued mutual success.

Sincerely,


/s/ Daniel O'Neill                      /s/ Mark D. Edwards                  /s/ Timothy P. Hagan

Daniel O'Neill                          Mark D. Edwards                      Timothy P. Hagan
President                               Vice President, Investments          Vice President, Chief Financial Officer

For the most recent fiscal year, the extraordinary volatility in the markets led to increased shareholder activity which increased the transaction costs for each of the Funds. The U.S. Plus Fund and OTC Plus Fund, the two oldest funds in the Potomac family, were least affected due to the size of their portfolios and the liquidity of the markets to which such Funds are targeted. The Small Cap Plus Fund, which holds a large basket of equities from a less liquid spectrum of the market, suffered from the volatility as shareholder activity increased and the Russell 2000 became increasingly difficult to track with an optimized basket of equities. The Dow 30 Plus Fund, which was launched in December of 1999 to provide 125% of the daily return of the highly liquid Dow Jones Industrial Average, had a relatively small asset base initially but has steadily added to its asset base and increasingly produced the desired results. The Internet Plus Fund, which was also launched in December of 1999 with a low level of assets, experienced remarkable volatility in its target index which was compounded by a high level of shareholder activity.

--------------------------------------------------------------------------------
                                 U.S. PLUS FUND
--------------------------------------------------------------------------------

                                 INVESTOR CLASS

                  OCTOBER 20, 1997 - AUGUST 31, 2000

[GRAPH]


                             U.S. PLUS FUND              S&P 500 INDEX(1)
  10/20/97                     $10,000.00                  $10,000.00
  10/21/97                     $10,190.00                  $10,174.44
  10/22/97                     $10,200.00                  $10,134.78
  10/23/97                      $9,980.00                   $9,948.51
  10/24/97                      $9,790.00                   $9,853.81
  10/27/97                      $9,580.00                   $9,177.28
  10/28/97                      $9,590.00                   $9,646.72
  10/29/97                      $9,760.00                   $9,618.57
  10/30/97                      $9,490.00                   $9,456.58
  10/31/97                      $9,620.00                   $9,571.06
  11/03/97                     $10,050.00                   $9,826.08
  11/04/97                      $9,990.00                   $9,844.60
  11/05/97                     $10,030.00                   $9,865.53
  11/06/97                      $9,730.00                   $9,816.03
  11/07/97                      $9,620.00                   $9,705.95
  11/10/97                      $9,550.00                   $9,639.18
  11/11/97                      $9,560.00                   $9,666.91
  11/12/97                      $9,260.00                   $9,480.44
  11/13/97                      $9,430.00                   $9,592.41
  11/14/97                      $9,620.00                   $9,714.74
  11/17/97                      $9,910.00                   $9,901.53
  11/18/97                      $9,790.00                   $9,818.13
  11/19/97                      $9,870.00                   $9,884.68
  11/20/97                     $10,110.00                  $10,035.27
  11/21/97                     $10,220.00                  $10,078.27
  11/24/97                      $9,910.00                   $9,906.45
  11/25/97                      $9,940.00                   $9,949.87
  11/26/97                      $9,990.00                   $9,958.46
  11/28/97                      $9,990.00                   $9,997.80
  12/01/97                     $10,380.00                  $10,200.50
  12/02/97                     $10,310.00                  $10,168.16
  12/03/97                     $10,350.00                  $10,221.43
  12/04/97                     $10,340.00                  $10,183.02
  12/05/97                     $10,490.00                  $10,294.89
  12/08/97                     $10,460.00                  $10,280.03
  12/09/97                     $10,370.00                  $10,211.07
  12/10/97                     $10,230.00                  $10,148.39
  12/11/97                      $9,990.00                   $9,992.99
  12/12/97                     $10,020.00                   $9,976.77
  12/15/97                     $10,140.00                  $10,081.41
  12/16/97                     $10,240.00                  $10,130.07
  12/17/97                     $10,150.00                  $10,103.91
  12/18/97                      $9,990.00                   $9,996.76
  12/19/97                      $9,877.50                   $9,907.60
  12/22/97                      $9,967.66                   $9,980.01
  12/23/97                      $9,687.16                   $9,827.54
  12/24/97                      $9,647.09                   $9,760.26
  12/26/97                      $9,707.20                   $9,799.60
  12/29/97                     $10,007.73                   $9,976.45
  12/30/97                     $10,218.11                  $10,159.37
  12/31/97                     $10,218.11                  $10,155.08
   1/02/98                     $10,308.26                  $10,203.33
   1/05/98                     $10,348.34                  $10,224.57
   1/06/98                     $10,097.89                  $10,114.80
   1/07/98                     $10,147.98                  $10,087.80
   1/08/98                      $9,947.63                  $10,004.60
   1/09/98                      $9,456.76                   $9,707.83
   1/12/98                      $9,707.20                   $9,828.38
   1/13/98                      $9,917.57                   $9,963.48
   1/14/98                      $9,977.68                  $10,024.38
   1/15/98                      $9,847.45                   $9,948.93
   1/16/98                     $10,057.82                  $10,061.74
   1/20/98                     $10,318.28                  $10,240.58
   1/21/98                     $10,168.02                  $10,159.06
   1/22/98                     $10,027.77                  $10,077.75
   1/23/98                     $10,007.73                  $10,020.72
   1/26/98                      $9,997.71                  $10,014.02
   1/27/98                     $10,158.00                  $10,140.33
   1/28/98                     $10,298.25                  $10,228.65
   1/29/98                     $10,368.37                  $10,312.68
   1/30/98                     $10,388.41                  $10,258.16
   2/02/98                     $10,648.87                  $10,477.81
   2/03/98                     $10,749.05                  $10,527.31
   2/04/98                     $10,739.03                  $10,536.73
   2/05/98                     $10,739.03                  $10,501.56
   2/06/98                     $10,879.28                  $10,594.91
   2/09/98                     $10,829.19                  $10,576.91
   2/10/98                     $10,969.44                  $10,663.45
   2/11/98                     $10,969.44                  $10,673.92
   2/12/98                     $11,019.53                  $10,717.13
   2/13/98                     $10,949.40                  $10,674.75
   2/17/98                     $11,029.54                  $10,702.69
   2/18/98                     $11,159.77                  $10,800.22
   2/19/98                     $11,089.65                  $10,760.46
   2/20/98                     $11,189.83                  $10,822.51
   2/23/98                     $11,259.95                  $10,863.64
   2/24/98                     $11,139.74                  $10,784.32
   2/25/98                     $11,330.08                  $10,913.45
   2/26/98                     $11,430.25                  $10,973.83
   2/27/98                     $11,410.22                  $10,980.84
   3/02/98                     $11,400.20                  $10,963.68
   3/03/98                     $11,490.36                  $11,008.88
   3/04/98                     $11,370.15                  $10,959.81
   3/05/98                     $11,219.88                  $10,831.30
   3/06/98                     $11,520.41                  $11,047.29
   3/09/98                     $11,470.32                  $11,011.92
   3/10/98                     $11,650.64                  $11,136.87
   3/11/98                     $11,710.75                  $11,181.03
   3/12/98                     $11,780.87                  $11,196.20
   3/13/98                     $11,730.79                  $11,182.49
   3/16/98                     $11,911.10                  $11,294.04
   3/17/98                     $11,951.18                  $11,306.39
   3/18/98                     $12,001.26                  $11,359.45
   3/19/98                     $12,071.39                  $11,403.61
   3/20/98                     $12,231.67                  $11,502.18
   3/23/98                     $12,181.58                  $11,464.40
   3/24/98                     $12,331.85                  $11,570.10
   3/25/98                     $12,271.74                  $11,531.17
   3/26/98                     $12,231.67                  $11,519.34
   3/27/98                     $12,171.57                  $11,463.25
   3/30/98                     $12,151.53                  $11,443.48
   3/31/98                     $12,231.67                  $11,529.28
   4/01/98                     $12,351.89                  $11,596.26
   4/02/98                     $12,572.28                  $11,720.37
   4/03/98                     $12,632.38                  $11,748.52
   4/06/98                     $12,512.17                  $11,734.70
   4/07/98                     $12,371.92                  $11,610.91
   4/08/98                     $12,261.73                  $11,528.24
   4/09/98                     $12,391.96                  $11,622.63
   4/13/98                     $12,351.89                  $11,612.37
   4/14/98                     $12,482.12                  $11,675.79
   4/15/98                     $12,532.21                  $11,713.15
   4/16/98                     $12,321.83                  $11,596.47
   4/17/98                     $12,582.29                  $11,748.73
   4/20/98                     $12,552.24                  $11,758.46
   4/21/98                     $12,662.44                  $11,790.06
   4/22/98                     $12,682.47                  $11,830.56
   4/23/98                     $12,512.17                  $11,715.87
   4/24/98                     $12,291.78                  $11,593.64
   4/27/98                     $11,971.21                  $11,370.12
   4/28/98                     $11,921.12                  $11,355.16
   4/29/98                     $12,021.30                  $11,454.78
   4/30/98                     $12,381.94                  $11,633.93
   5/01/98                     $12,552.24                  $11,730.73
   5/04/98                     $12,522.19                  $11,741.92
   5/05/98                     $12,391.96                  $11,673.17
   5/06/98                     $12,181.58                  $11,562.46
   5/07/98                     $12,051.35                  $11,460.11
   5/08/98                     $12,331.85                  $11,596.15
   5/11/98                     $12,281.76                  $11,580.46
   5/12/98                     $12,442.05                  $11,676.21
   5/13/98                     $12,472.10                  $11,708.33
   5/14/98                     $12,401.97                  $11,692.74
   5/15/98                     $12,291.78                  $11,602.33
   5/18/98                     $12,221.66                  $11,571.88
   5/19/98                     $12,341.87                  $11,610.59
   5/20/98                     $12,482.12                  $11,710.43
   5/21/98                     $12,391.96                  $11,664.17
   5/22/98                     $12,321.83                  $11,620.54
   5/26/98                     $11,991.25                  $11,448.39
   5/27/98                     $12,041.34                  $11,429.66
   5/28/98                     $12,111.46                  $11,485.86
   5/29/98                     $11,951.18                  $11,414.91
   6/01/98                     $12,021.30                  $11,416.58
   6/02/98                     $12,021.30                  $11,440.02
   6/03/98                     $11,740.80                  $11,330.25
   6/04/98                     $12,061.37                  $11,456.87
   6/05/98                     $12,381.94                  $11,656.01
   6/08/98                     $12,371.92                  $11,675.47
   6/09/98                     $12,422.01                  $11,703.62
   6/10/98                     $12,311.81                  $11,639.48
   6/11/98                     $11,961.19                  $11,454.25
   6/12/98                     $12,101.44                  $11,498.83
   6/15/98                     $11,670.68                  $11,270.39
   6/16/98                     $11,901.09                  $11,381.11
   6/17/98                     $12,261.73                  $11,585.37
   6/18/98                     $12,201.62                  $11,577.63
   6/19/98                     $12,111.46                  $11,517.77
   6/22/98                     $12,181.58                  $11,544.88
   6/23/98                     $12,391.96                  $11,714.93
   6/24/98                     $12,652.42                  $11,855.05
   6/25/98                     $12,622.37                  $11,817.37
   6/26/98                     $12,692.49                  $11,858.39
   6/29/98                     $12,762.61                  $11,913.75
   6/30/98                     $12,622.37                  $11,865.09
   7/01/98                     $12,842.76                  $12,019.13
   7/02/98                     $12,882.83                  $11,996.74
   7/06/98                     $13,083.18                  $12,110.69
   7/07/98                     $13,043.11                  $12,082.96
   7/08/98                     $13,173.34                  $12,205.50
   7/09/98                     $13,053.13                  $12,123.77
   7/10/98                     $13,133.27                  $12,184.15
   7/13/98                     $13,153.31                  $12,193.15
   7/14/98                     $13,363.68                  $12,322.81
   7/15/98                     $13,323.61                  $12,293.82
   7/16/98                     $13,453.84                  $12,389.89
   7/17/98                     $13,493.91                  $12,418.77
   7/20/98                     $13,493.91                  $12,391.04
   7/21/98                     $13,143.29                  $12,191.90
   7/22/98                     $13,133.27                  $12,181.54
   7/23/98                     $12,732.56                  $11,926.94
   7/24/98                     $12,722.54                  $11,937.92
   7/27/98                     $12,822.72                  $12,005.63
   7/28/98                     $12,532.21                  $11,827.42
   7/29/98                     $12,432.03                  $11,774.78
   7/30/98                     $12,712.52                  $11,960.42
   7/31/98                     $12,331.85                  $11,727.27
   8/03/98                     $12,241.69                  $11,641.15
   8/04/98                     $11,520.41                  $11,219.22
   8/05/98                     $11,760.84                  $11,316.65
   8/06/98                     $11,830.96                  $11,402.45
   8/07/98                     $11,871.03                  $11,400.57
   8/10/98                     $11,690.71                  $11,334.54
   8/11/98                     $11,410.22                  $11,186.36
   8/12/98                     $11,700.73                  $11,345.84
   8/13/98                     $11,480.34                  $11,248.42
   8/14/98                     $11,219.88                  $11,121.17
   8/17/98                     $11,580.52                  $11,340.09
   8/18/98                     $11,911.10                  $11,523.53
   8/19/98                     $11,851.00                  $11,490.67
   8/20/98                     $11,730.79                  $11,423.07
   8/21/98                     $11,610.57                  $11,314.03
   8/24/98                     $11,700.73                  $11,386.86
   8/25/98                     $11,730.79                  $11,436.26
   8/26/98                     $11,610.57                  $11,345.53
   8/27/98                     $10,789.12                  $10,910.20
   8/28/98                     $10,678.92                  $10,748.53
   8/31/98                      $9,777.32                  $10,017.48
   9/01/98                     $10,208.09                  $10,404.24
   9/02/98                     $10,087.87                  $10,364.79
   9/03/98                     $10,017.75                  $10,278.88
   9/04/98                      $9,867.48                  $10,191.29
   9/08/98                     $10,638.85                  $10,710.02
   9/09/98                     $10,268.19                  $10,529.40
   9/10/98                      $9,747.27                  $10,257.22
   9/11/98                     $10,408.44                  $10,559.33
   9/14/98                     $10,658.89                  $10,775.53
   9/15/98                     $10,759.06                  $10,858.82
   9/16/98                     $10,939.38                  $10,940.45
   9/17/98                     $10,488.58                  $10,661.99
   9/18/98                     $10,508.62                  $10,674.75
   9/21/98                     $10,508.62                  $10,714.52
   9/22/98                     $10,638.85                  $10,774.58
   9/23/98                     $11,229.90                  $11,156.12
   9/24/98                     $10,859.24                  $10,911.56
   9/25/98                     $10,809.15                  $10,932.81
   9/28/98                     $10,999.49                  $10,974.04
   9/29/98                     $10,909.33                  $10,977.49
   9/30/98                     $10,428.48                  $10,642.52
  10/01/98                      $9,957.64                  $10,322.10
  10/02/98                     $10,228.12                  $10,491.73
  10/05/98                      $9,947.63                  $10,344.81
  10/06/98                      $9,937.61                  $10,303.26
  10/07/98                      $9,707.20                  $10,157.70
  10/08/98                      $9,566.95                  $10,040.08
  10/09/98                      $9,897.54                  $10,301.17
  10/12/98                     $10,097.89                  $10,440.56
  10/13/98                     $10,067.84                  $10,410.10
  10/14/98                     $10,188.05                  $10,522.39
  10/15/98                     $10,989.47                  $10,961.48
  10/16/98                     $11,029.54                  $11,054.93
  10/19/98                     $11,079.63                  $11,117.40
  10/20/98                     $11,149.76                  $11,133.52
  10/21/98                     $11,129.72                  $11,196.20
  10/22/98                     $11,350.11                  $11,285.78
  10/23/98                     $11,149.76                  $11,204.05
  10/26/98                     $11,259.95                  $11,221.31
  10/27/98                     $11,159.77                  $11,148.27
  10/28/98                     $11,119.70                  $11,177.05
  10/29/98                     $11,490.36                  $11,363.74
  10/30/98                     $11,640.63                  $11,497.05
  11/02/98                     $11,881.05                  $11,632.36
  11/03/98                     $11,800.91                  $11,624.41
  11/04/98                     $11,951.18                  $11,706.35
  11/05/98                     $12,221.66                  $11,865.20
  11/06/98                     $12,321.83                  $11,940.12
  11/09/98                     $12,151.53                  $11,827.00
  11/10/98                     $12,021.30                  $11,806.70
  11/11/98                     $11,981.23                  $11,730.41
  11/12/98                     $11,931.14                  $11,696.09
  11/13/98                     $12,091.42                  $11,780.12
  11/16/98                     $12,241.69                  $11,886.23
  11/17/98                     $12,271.74                  $11,922.44
  11/18/98                     $12,361.90                  $11,976.43
  11/19/98                     $12,512.17                  $12,061.51
  11/20/98                     $12,662.44                  $12,175.99
  11/23/98                     $13,093.20                  $12,434.05
  11/24/98                     $12,962.97                  $12,379.42
  11/25/98                     $12,952.95                  $12,420.02
  11/27/98                     $13,093.20                  $12,476.74
  11/30/98                     $12,582.29                  $12,176.83
  12/01/98                     $12,762.61                  $12,298.74
  12/02/98                     $12,732.56                  $12,256.57
  12/03/98                     $12,411.99                  $12,035.66
  12/04/98                     $12,852.77                  $12,314.02
  12/07/98                     $13,013.06                  $12,428.71
  12/08/98                     $12,912.88                  $12,362.57
  12/09/98                     $12,952.95                  $12,384.65
  12/10/98                     $12,652.42                  $12,191.38
  12/11/98                     $12,602.33                  $12,206.44
  12/14/98                     $12,279.19                  $11,942.11
  12/15/98                     $12,602.33                  $12,168.46
  12/16/98                     $12,602.33                  $12,159.14
  12/17/98                     $12,895.17                  $12,347.92
  12/18/98                     $12,975.96                  $12,432.16
  12/21/98                     $13,258.70                  $12,587.14
  12/22/98                     $13,278.90                  $12,594.78
  12/23/98                     $13,713.11                  $12,856.08
  12/24/98                     $13,672.72                  $12,832.33
  12/28/98                     $13,571.74                  $12,824.16
  12/29/98                     $13,915.07                  $12,994.95
  12/30/98                     $13,723.21                  $12,891.56
  12/31/98                     $13,753.50                  $12,863.30
   1/04/99                     $13,682.82                  $12,851.48
   1/05/99                     $13,915.07                  $13,026.03
   1/06/99                     $14,349.29                  $13,314.43
   1/07/99                     $14,308.89                  $13,287.11
   1/08/99                     $14,460.36                  $13,343.20
   1/11/99                     $14,238.21                  $13,225.90
   1/12/99                     $13,844.39                  $12,970.88
   1/13/99                     $13,662.62                  $12,917.40
   1/14/99                     $13,339.48                  $12,684.99
   1/15/99                     $13,803.99                  $13,010.12
   1/19/99                     $13,965.56                  $13,101.58
   1/20/99                     $14,157.42                  $13,149.93
   1/21/99                     $13,591.93                  $12,925.36
   1/22/99                     $13,551.54                  $12,821.02
   1/25/99                     $13,723.21                  $12,913.01
   1/26/99                     $14,096.84                  $13,104.82
   1/27/99                     $13,814.09                  $13,009.18
   1/28/99                     $14,167.52                  $13,241.49
   1/29/99                     $14,389.68                  $13,390.82
   2/01/99                     $14,288.70                  $13,321.33
   2/02/99                     $14,117.03                  $13,206.12
   2/03/99                     $14,339.19                  $13,311.60
   2/04/99                     $13,975.66                  $13,064.85
   2/05/99                     $13,753.50                  $12,969.73
   2/08/99                     $13,814.09                  $13,015.46
   2/09/99                     $13,349.58                  $12,726.32
   2/10/99                     $13,460.66                  $12,803.86
   2/11/99                     $14,076.64                  $13,122.93
   2/12/99                     $13,682.82                  $12,872.72
   2/16/99                     $13,753.50                  $12,995.57
   2/17/99                     $13,531.35                  $12,808.89
   2/18/99                     $13,682.82                  $12,947.54
   2/19/99                     $13,763.60                  $12,967.53
   2/22/99                     $14,288.70                  $13,312.33
   2/23/99                     $14,298.80                  $13,302.29
   2/24/99                     $13,915.07                  $13,116.33
   2/25/99                     $13,733.31                  $13,028.54
   2/26/99                     $13,632.33                  $12,958.53
   3/01/99                     $13,682.82                  $12,935.82
   3/02/99                     $13,531.35                  $12,824.27
   3/03/99                     $13,612.13                  $12,847.29
   3/04/99                     $13,874.68                  $13,045.49
   3/05/99                     $14,359.38                  $13,347.18
   3/08/99                     $14,430.07                  $13,423.15
   3/09/99                     $14,379.58                  $13,392.91
   3/10/99                     $14,531.05                  $13,466.16
   3/11/99                     $14,793.60                  $13,579.60
   3/12/99                     $14,581.54                  $13,547.26
   3/15/99                     $14,833.99                  $13,679.85
   3/16/99                     $14,823.89                  $13,670.43
   3/17/99                     $14,712.82                  $13,581.06
   3/18/99                     $15,035.95                  $13,777.06
   3/19/99                     $14,672.42                  $13,596.45
   3/22/99                     $14,702.72                  $13,572.59
   3/23/99                     $14,036.25                  $13,207.69
   3/24/99                     $14,157.42                  $13,275.19
   3/25/99                     $14,561.34                  $13,499.13
   3/26/99                     $14,450.27                  $13,423.89
   3/29/99                     $14,793.60                  $13,710.30
   3/30/99                     $14,773.40                  $13,611.72
   3/31/99                     $14,430.07                  $13,461.24
   4/01/99                     $14,571.44                  $13,538.16
   4/05/99                     $15,076.34                  $13,824.89
   4/06/99                     $15,025.85                  $13,791.09
   4/07/99                     $15,167.23                  $13,885.27
   4/08/99                     $15,460.07                  $14,064.11
   4/09/99                     $15,510.56                  $14,109.84
   4/12/99                     $15,742.81                  $14,217.41
   4/13/99                     $15,581.24                  $14,125.22
   4/14/99                     $15,187.42                  $13,901.49
   4/15/99                     $15,076.34                  $13,842.99
   4/16/99                     $14,914.78                  $13,802.70
   4/19/99                     $14,561.34                  $13,493.79
   4/20/99                     $14,773.40                  $13,668.44
   4/21/99                     $15,409.58                  $13,981.85
   4/22/99                     $15,702.42                  $14,219.50
   4/23/99                     $15,641.83                  $14,198.78
   4/26/99                     $15,742.81                  $14,232.17
   4/27/99                     $15,833.70                  $14,261.05
   4/28/99                     $15,530.75                  $14,136.63
   4/29/99                     $15,328.79                  $14,052.07
   4/30/99                     $15,167.23                  $13,972.02
   5/03/99                     $15,550.95                  $14,175.55
   5/04/99                     $15,268.21                  $13,938.74
   5/05/99                     $15,419.68                  $14,098.95
   5/06/99                     $15,258.11                  $13,939.26
   5/07/99                     $15,409.58                  $14,074.78
   5/10/99                     $15,338.89                  $14,025.60
   5/11/99                     $15,540.85                  $14,185.81
   5/12/99                     $15,722.62                  $14,273.61
   5/13/99                     $15,823.60                  $14,310.86
   5/14/99                     $15,227.81                  $13,999.44
   5/17/99                     $15,258.11                  $14,017.12
   5/18/99                     $15,248.01                  $13,952.55
   5/19/99                     $15,389.38                  $14,066.72
   5/20/99                     $15,248.01                  $14,010.21
   5/21/99                     $15,116.74                  $13,920.85
   5/24/99                     $14,733.01                  $13,673.47
   5/25/99                     $14,278.60                  $13,440.63
   5/26/99                     $14,611.83                  $13,653.69
   5/27/99                     $14,298.80                  $13,409.34
   5/28/99                     $14,520.95                  $13,623.13
   6/01/99                     $14,470.46                  $13,543.81
   6/02/99                     $14,480.56                  $13,549.57
   6/03/99                     $14,621.93                  $13,599.06
   6/04/99                     $15,035.95                  $13,894.27
   6/07/99                     $15,096.54                  $13,965.11
   6/08/99                     $14,894.58                  $13,785.23
   6/09/99                     $14,864.29                  $13,798.93
   6/10/99                     $14,662.33                  $13,633.39
   6/11/99                     $14,470.46                  $13,537.32
   6/14/99                     $14,490.66                  $13,541.09
   6/15/99                     $14,652.23                  $13,616.02
   6/16/99                     $15,046.05                  $13,922.10
   6/17/99                     $15,258.11                  $14,021.41
   6/18/99                     $15,248.01                  $14,052.18
   6/21/99                     $15,328.79                  $14,116.64
   6/22/99                     $15,157.13                  $13,979.34
   6/23/99                     $15,046.05                  $13,949.83
   6/24/99                     $14,874.38                  $13,769.01
   6/25/99                     $14,813.80                  $13,764.09
   6/28/99                     $15,076.34                  $13,931.94
   6/29/99                     $15,288.40                  $14,142.28
   6/30/99                     $15,702.42                  $14,364.75
   7/01/99                     $15,884.19                  $14,451.08
   7/02/99                     $16,116.44                  $14,558.45
   7/06/99                     $16,086.15                  $14,526.01
   7/07/99                     $16,116.44                  $14,607.00
   7/08/99                     $16,126.54                  $14,591.94
   7/09/99                     $16,278.01                  $14,684.65
   7/12/99                     $16,187.13                  $14,640.91
   7/13/99                     $16,096.24                  $14,582.94
   7/14/99                     $16,207.32                  $14,631.18
   7/15/99                     $16,378.99                  $14,751.00
   7/16/99                     $16,510.26                  $14,846.85
   7/19/99                     $16,348.69                  $14,730.38
   7/20/99                     $15,823.60                  $14,410.69
   7/21/99                     $15,793.30                  $14,433.61
   7/22/99                     $15,490.36                  $14,241.90
   7/23/99                     $15,409.58                  $14,199.73
   7/26/99                     $15,268.21                  $14,103.66
   7/27/99                     $15,439.87                  $14,261.47
   7/28/99                     $15,510.56                  $14,288.26
   7/29/99                     $15,187.42                  $14,033.24
   7/30/99                     $14,894.58                  $13,904.42
   8/02/99                     $14,955.17                  $13,897.41
   8/03/99                     $14,844.09                  $13,835.98
   8/04/99                     $14,520.95                  $13,659.65
   8/05/99                     $14,722.91                  $13,747.34
   8/06/99                     $14,480.56                  $13,606.91
   8/09/99                     $14,430.07                  $13,580.85
   8/10/99                     $14,197.82                  $13,409.55
   8/11/99                     $14,450.27                  $13,624.07
   8/12/99                     $14,440.17                  $13,584.62
   8/13/99                     $14,924.87                  $13,893.53
   8/16/99                     $15,025.85                  $13,925.87
   8/17/99                     $15,167.23                  $14,065.99
   8/18/99                     $14,955.17                  $13,947.53
   8/19/99                     $14,823.89                  $13,850.73
   8/20/99                     $15,046.05                  $13,986.98
   8/23/99                     $15,470.17                  $14,234.05
   8/24/99                     $15,550.95                  $14,268.37
   8/25/99                     $15,773.11                  $14,459.77
   8/26/99                     $15,500.46                  $14,252.78
   8/27/99                     $15,227.81                  $14,109.00
   8/30/99                     $14,793.60                  $13,855.23
 8/31/1999                     $14,702.72                  $13,817.46
  9/1/1999                     $14,965.26                  $13,929.01
  9/2/1999                     $14,712.81                  $13,803.86
  9/3/1999                     $15,439.87                  $14,202.87
  9/7/1999                     $15,268.20                  $14,131.81
  9/8/1999                     $15,157.13                  $14,065.89
  9/9/1999                     $15,157.13                  $14,102.62
 9/10/1999                     $15,318.69                  $14,144.48
 9/13/1999                     $15,187.42                  $14,065.68
 9/14/1999                     $15,025.85                  $13,983.64
 9/15/1999                     $14,662.32                  $13,791.93
 9/16/1999                     $14,743.11                  $13,797.26
 9/17/1999                     $15,035.95                  $13,974.53
 9/20/1999                     $14,985.46                  $13,975.68
 9/21/1999                     $14,520.95                  $13,683.20
 9/22/1999                     $14,531.05                  $13,713.86
 9/23/1999                     $14,026.15                  $13,398.88
 9/24/1999                     $13,995.85                  $13,366.96
 9/27/1999                     $14,137.23                  $13,429.23
 9/28/1999                     $14,096.83                  $13,417.61
 9/29/1999                     $13,844.38                  $13,272.89
 9/30/1999                     $14,157.42                  $13,422.95
 10/1/1999                     $14,096.83                  $13,423.99
 10/4/1999                     $14,480.56                  $13,652.02
 10/5/1999                     $14,450.27                  $13,618.01
 10/6/1999                     $14,763.30                  $13,869.68
 10/7/1999                     $14,662.32                  $13,788.47
 10/8/1999                     $14,985.46                  $13,980.81
10/11/1999                     $14,965.26                  $13,972.33
10/12/1999                     $14,621.93                  $13,740.34
10/13/1999                     $14,046.34                  $13,452.67
10/14/1999                     $14,046.34                  $13,430.38
10/15/1999                     $13,490.95                  $13,053.55
10/18/1999                     $13,652.52                  $13,123.87
10/19/1999                     $13,783.80                  $13,199.11
10/20/1999                     $14,076.64                  $13,493.27
10/21/1999                     $14,127.13                  $13,432.37
10/22/1999                     $14,318.99                  $13,621.15
10/25/1999                     $14,218.01                  $13,537.22
10/26/1999                     $13,955.46                  $13,414.58
10/27/1999                     $14,318.99                  $13,569.45
10/28/1999                     $15,046.05                  $14,047.99
10/29/1999                     $15,460.07                  $14,262.41
 11/1/1999                     $15,227.81                  $14,170.22
 11/2/1999                     $15,066.24                  $14,103.46
 11/3/1999                     $15,207.62                  $14,178.70
 11/4/1999                     $15,359.09                  $14,259.38
 11/5/1999                     $15,601.44                  $14,338.80
 11/8/1999                     $15,540.85                  $14,409.75
 11/9/1999                     $15,348.99                  $14,287.00
11/10/1999                     $15,520.66                  $14,372.60
11/11/1999                     $15,662.03                  $14,456.32
11/12/1999                     $15,894.28                  $14,609.10
11/15/1999                     $15,914.48                  $14,591.63
11/16/1999                     $16,399.18                  $14,859.94
11/17/1999                     $16,166.93                  $14,762.41
11/18/1999                     $16,348.69                  $14,911.32
11/19/1999                     $16,328.50                  $14,880.55
11/22/1999                     $16,328.50                  $14,869.46
11/23/1999                     $16,086.14                  $14,698.89
11/24/1999                     $16,237.61                  $14,829.07
11/26/1999                     $16,126.54                  $14,824.25
11/29/1999                     $16,045.75                  $14,732.27
11/30/1999                     $15,773.11                  $14,534.28
 12/1/1999                     $15,975.07                  $14,626.47
 12/2/1999                     $16,116.44                  $14,744.93
 12/3/1999                     $16,570.85                  $14,998.80
 12/6/1999                     $16,358.79                  $14,894.57
 12/7/1999                     $16,177.03                  $14,746.29
 12/8/1999                     $16,015.46                  $14,690.93
 12/9/1999                     $16,106.34                  $14,735.20
12/10/1999                     $16,197.22                  $14,828.65
12/13/1999                     $16,237.61                  $14,809.60
12/14/1999                     $16,045.75                  $14,683.50
12/15/1999                     $16,116.44                  $14,789.82
12/16/1999                     $16,267.91                  $14,846.86
12/17/1999                     $16,389.08                  $14,870.61
12/20/1999                     $16,227.52                  $14,839.63
12/21/1999                     $16,601.14                  $15,000.16
12/22/1999                     $16,661.73                  $15,028.41
12/23/1999                     $17,055.55                  $15,260.83
12/27/1999                     $17,015.16                  $15,247.75
12/28/1999                     $17,015.16                  $15,253.72
12/29/1999                     $17,106.04                  $15,314.41
12/30/1999                     $17,075.75                  $15,324.98
12/31/1999                     $17,116.14                  $15,375.00
  1/3/2000                     $16,843.50                  $15,228.18
  1/4/2000                     $15,853.89                  $14,644.26
  1/5/2000                     $15,914.48                  $14,672.41
  1/6/2000                     $15,783.20                  $14,686.43
  1/7/2000                     $16,732.42                  $15,084.30
 1/10/2000                     $16,994.97                  $15,253.09
 1/11/2000                     $16,641.54                  $15,053.84
 1/12/2000                     $16,399.18                  $14,987.81
 1/13/2000                     $16,712.22                  $15,170.21
 1/14/2000                     $17,045.46                  $15,332.09
 1/18/2000                     $16,843.50                  $15,227.35
 1/19/2000                     $16,904.08                  $15,235.30
 1/20/2000                     $16,641.54                  $15,127.20
 1/21/2000                     $16,580.95                  $15,083.14
 1/24/2000                     $15,823.60                  $14,666.34
 1/25/2000                     $15,954.87                  $14,755.29
 1/26/2000                     $15,914.48                  $14,693.13
 1/27/2000                     $15,803.40                  $14,635.26
 1/28/2000                     $15,066.24                  $14,233.42
 1/31/2000                     $15,641.83                  $14,592.36
  2/1/2000                     $15,914.48                  $14,747.44
  2/2/2000                     $15,894.28                  $14,745.77
  2/3/2000                     $16,247.71                  $14,911.63
  2/4/2000                     $16,156.83                  $14,905.35
  2/7/2000                     $16,086.14                  $14,903.99
  2/8/2000                     $16,419.38                  $15,086.91
  2/9/2000                     $15,914.48                  $14,772.77
 2/10/2000                     $15,944.77                  $14,826.45
 2/11/2000                     $15,561.05                  $14,515.55
 2/14/2000                     $15,591.34                  $14,545.06
 2/15/2000                     $15,783.20                  $14,671.78
 2/16/2000                     $15,510.56                  $14,521.30
 2/17/2000                     $15,369.18                  $14,527.37
 2/18/2000                     $14,833.99                  $14,086.19
 2/22/2000                     $14,803.70                  $14,149.81
 2/23/2000                     $15,066.24                  $14,238.97
 2/24/2000                     $14,884.48                  $14,163.00
 2/25/2000                     $14,621.93                  $13,952.98
 2/28/2000                     $14,743.11                  $14,106.70
 2/29/2000                     $15,157.13                  $14,298.93
  3/1/2000                     $15,348.99                  $14,432.56
  3/2/2000                     $15,359.09                  $14,459.46
  3/3/2000                     $15,793.30                  $14,746.29
  3/6/2000                     $15,540.85                  $14,559.08
  3/7/2000                     $14,793.60                  $14,185.92
  3/8/2000                     $15,035.95                  $14,301.86
  3/9/2000                     $15,682.22                  $14,668.02
 3/10/2000                     $15,591.34                  $14,598.74
 3/13/2000                     $15,328.79                  $14,478.92
 3/14/2000                     $14,985.46                  $14,222.86
 3/15/2000                     $15,530.75                  $14,568.08
 3/16/2000                     $16,621.34                  $15,262.19
 3/17/2000                     $16,782.91                  $15,324.98
 3/20/2000                     $16,641.54                  $15,242.94
 3/21/2000                     $17,136.34                  $15,632.64
 3/22/2000                     $17,287.81                  $15,703.48
 3/23/2000                     $17,722.02                  $15,982.99
 3/24/2000                     $17,913.89                  $15,984.14
 3/27/2000                     $17,631.14                  $15,946.47
 3/28/2000                     $17,479.67                  $15,777.67
 3/29/2000                     $17,499.87                  $15,785.94
 3/30/2000                     $17,045.46                  $15,570.37
 3/31/2000                     $17,297.91                  $15,681.92
  4/3/2000                     $17,459.47                  $15,759.26
  4/4/2000                     $17,297.91                  $15,641.64
  4/5/2000                     $17,095.95                  $15,564.62
  4/6/2000                     $17,297.91                  $15,710.81
  4/7/2000                     $17,499.87                  $15,867.88
 4/10/2000                     $17,368.59                  $15,743.46
 4/11/2000                     $17,297.91                  $15,702.96
 4/12/2000                     $16,580.95                  $15,353.23
 4/13/2000                     $16,237.61                  $15,074.25
 4/14/2000                     $14,763.30                  $14,195.75
 4/17/2000                     $15,510.56                  $14,665.40
 4/18/2000                     $16,207.32                  $15,085.76
 4/19/2000                     $15,985.16                  $14,937.79
 4/20/2000                     $16,106.34                  $15,011.78
 4/24/2000                     $15,914.48                  $14,962.80
 4/25/2000                     $16,813.20                  $15,460.70
 4/26/2000                     $16,560.75                  $15,288.56
 4/27/2000                     $16,429.48                  $15,329.69
 4/28/2000                     $16,308.30                  $15,198.99
  5/1/2000                     $16,611.24                  $15,364.53
  5/2/2000                     $16,126.54                  $15,134.73
  5/3/2000                     $15,682.22                  $14,808.35
  5/4/2000                     $15,712.52                  $14,750.48
  5/5/2000                     $15,985.16                  $14,991.79
  5/8/2000                     $15,813.50                  $14,903.26
  5/9/2000                     $15,631.73                  $14,777.37
 5/10/2000                     $15,106.64                  $14,472.96
 5/11/2000                     $15,601.44                  $14,732.06
 5/12/2000                     $15,853.89                  $14,869.67
 5/15/2000                     $16,278.01                  $15,198.25
 5/16/2000                     $16,510.26                  $15,341.41
 5/17/2000                     $16,257.81                  $15,150.54
 5/18/2000                     $16,025.56                  $15,039.72
 5/19/2000                     $15,571.15                  $14,723.06
 5/22/2000                     $15,389.38                  $14,657.87
 5/23/2000                     $15,056.15                  $14,376.79
 5/24/2000                     $15,409.58                  $14,640.39
 5/25/2000                     $15,147.03                  $14,456.95
 5/26/2000                     $15,025.85                  $14,420.32
 5/30/2000                     $15,783.20                  $14,885.26
 5/31/2000                     $15,722.62                  $14,865.90
  6/1/2000                     $16,207.32                  $15,161.10
  6/2/2000                     $16,621.34                  $15,458.82
  6/5/2000                     $16,510.26                  $15,358.05
  6/6/2000                     $16,399.18                  $15,255.60
  6/7/2000                     $16,560.75                  $15,397.08
  6/8/2000                     $16,449.67                  $15,295.68
  6/9/2000                     $16,399.18                  $15,246.29
 6/12/2000                     $16,116.44                  $15,131.70
 6/13/2000                     $16,560.75                  $15,376.99
 6/14/2000                     $16,611.24                  $15,388.50
 6/15/2000                     $16,631.44                  $15,474.20
 6/16/2000                     $16,449.67                  $15,324.87
 6/19/2000                     $16,752.61                  $15,550.28
 6/20/2000                     $16,651.63                  $15,445.11
 6/21/2000                     $16,631.44                  $15,478.39
 6/22/2000                     $16,257.81                  $15,196.37
 6/23/2000                     $16,035.65                  $15,084.40
 6/26/2000                     $16,328.50                  $15,228.50
 6/27/2000                     $16,166.93                  $15,179.31
 6/28/2000                     $16,217.42                  $15,224.00
 6/29/2000                     $15,985.16                  $15,093.92
 6/30/2000                     $16,166.93                  $15,221.69
  7/3/2000                     $16,510.26                  $15,378.03
  7/5/2000                     $16,055.85                  $15,134.11
  7/6/2000                     $16,237.61                  $15,243.36
  7/7/2000                     $16,611.24                  $15,475.98
 7/10/2000                     $16,560.75                  $15,441.66
 7/11/2000                     $16,611.24                  $15,496.70
 7/12/2000                     $16,782.91                  $15,622.69
 7/13/2000                     $16,873.79                  $15,653.25
 7/14/2000                     $17,116.14                  $15,801.22
 7/17/2000                     $17,075.75                  $15,806.56
 7/18/2000                     $16,883.89                  $15,631.28
 7/19/2000                     $16,692.03                  $15,508.00
 7/20/2000                     $16,994.97                  $15,649.38
 7/21/2000                     $16,520.36                  $15,489.48
 7/24/2000                     $16,368.89                  $15,323.10
 7/25/2000                     $16,439.57                  $15,429.62
 7/26/2000                     $16,197.22                  $15,198.88
 7/27/2000                     $16,106.34                  $15,169.58
 7/28/2000                     $15,571.15                  $14,858.47
 7/31/2000                     $15,692.32                  $14,972.95
  8/1/2000                     $15,843.79                  $15,049.03
  8/2/2000                     $15,954.87                  $15,055.31
  8/3/2000                     $16,106.34                  $15,200.35
  8/4/2000                     $16,247.71                  $15,308.86
  8/7/2000                     $16,520.36                  $15,480.38
  8/8/2000                     $16,611.24                  $15,516.90
  8/9/2000                     $16,419.38                  $15,412.88
 8/10/2000                     $16,298.20                  $15,280.82
 8/11/2000                     $16,389.08                  $15,402.10
 8/14/2000                     $16,712.22                  $15,608.46
 8/15/2000                     $16,671.83                  $15,533.85
 8/16/2000                     $16,601.14                  $15,485.92
 8/17/2000                     $16,833.40                  $15,655.66
 8/18/2000                     $16,762.71                  $15,610.14
 8/21/2000                     $16,893.99                  $15,691.34
 8/22/2000                     $16,873.79                  $15,677.21
 8/23/2000                     $16,944.48                  $15,759.26
 8/24/2000                     $17,025.26                  $15,783.74
 8/25/2000                     $17,005.06                  $15,764.38
 8/28/2000                     $17,095.95                  $15,844.23
 8/29/2000                     $17,095.95                  $15,799.75
 8/30/2000                     $16,843.50                  $15,723.89
 8/31/2000                     $17,166.63                  $15,881.80

                                                  SINCE
                             1 YEAR            INCEPTION(2)
                             ------            ------------
U.S. PLUS FUND               16.76%               20.73%
S&P 500 INDEX(1)             14.94%               17.50%

The U.S. Plus Fund seeks to provide daily investment returns equal to 150% of the performance of the daily return of the Standard & Poor's 500 Index. The principal securities in the Fund's portfolio include long positions in Standard & Poor's Depositary Receipts ("SPDRs"), S&P 500 futures contracts, and options on the S&P 500. The S&P 500 (and the Fund) gained from the beginning of the fiscal year through December, declined in January and February, recovered in March and declined significantly in April. For the year, the Fund gained 16.76% while the index gained 14.94%.

(1) RETURN DOES NOT INCLUDE CONTINUOUS REINVESTMENT OF DIVIDENDS.

(2) AVERAGE ANNUAL RATE OF RETURN.





            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
                                U.S./SHORT FUND
--------------------------------------------------------------------------------
                                 INVESTOR CLASS

                   NOVEMBER 7, 1997 - AUGUST 31, 2000

[GRAPH]


                             U.S./SHORT FUND             S&P 500 INDEX(1)
  11/07/97                     $10,000.00                  $10,000.00
  11/10/97                     $10,140.00                   $9,931.21
  11/11/97                     $10,030.00                   $9,959.78
  11/12/97                     $10,080.00                   $9,767.66
  11/13/97                      $9,800.00                   $9,883.02
  11/14/97                      $9,580.00                  $10,009.06
  11/17/97                      $9,460.00                  $10,201.51
  11/18/97                      $9,410.00                  $10,115.58
  11/19/97                      $9,370.00                  $10,184.15
  11/20/97                      $9,300.00                  $10,339.30
  11/21/97                      $9,300.00                  $10,383.61
  11/24/97                      $9,330.00                  $10,206.57
  11/25/97                      $9,310.00                  $10,251.32
  11/26/97                      $9,290.00                  $10,260.16
  11/28/97                      $9,270.00                  $10,300.70
  12/01/97                      $9,230.00                  $10,509.54
  12/02/97                      $9,220.00                  $10,476.22
  12/03/97                      $9,220.00                  $10,531.10
  12/04/97                      $9,230.00                  $10,491.53
  12/05/97                      $9,140.00                  $10,606.79
  12/08/97                      $9,160.00                  $10,591.48
  12/09/97                      $9,210.00                  $10,520.43
  12/10/97                      $9,300.00                  $10,455.84
  12/11/97                      $9,430.00                  $10,295.74
  12/12/97                      $9,420.00                  $10,279.03
  12/15/97                      $9,350.00                  $10,386.84
  12/16/97                      $9,290.00                  $10,436.98
  12/17/97                      $9,340.00                  $10,410.02
  12/18/97                      $9,440.00                  $10,299.62
  12/19/97                      $9,510.00                  $10,207.76
  12/22/97                      $9,460.00                  $10,282.37
  12/23/97                      $9,630.00                  $10,125.28
  12/24/97                      $9,660.00                  $10,055.96
  12/26/97                      $9,620.00                  $10,096.49
  12/29/97                      $9,440.00                  $10,278.70
  12/30/97                      $9,310.00                  $10,467.16
  12/31/97                      $9,420.00                  $10,462.74
   1/02/98                      $9,370.00                  $10,512.45
   1/05/98                      $9,350.00                  $10,534.33
   1/06/98                      $9,500.00                  $10,421.24
   1/07/98                      $9,470.00                  $10,393.42
   1/08/98                      $9,600.00                  $10,307.71
   1/09/98                      $9,910.00                  $10,001.94
   1/12/98                      $9,740.00                  $10,126.14
   1/13/98                      $9,600.00                  $10,265.33
   1/14/98                      $9,560.00                  $10,328.08
   1/15/98                      $9,460.00                  $10,250.35
   1/16/98                      $9,340.00                  $10,366.57
   1/20/98                      $9,180.00                  $10,550.83
   1/21/98                      $9,280.00                  $10,466.84
   1/22/98                      $9,370.00                  $10,383.07
   1/23/98                      $9,390.00                  $10,324.31
   1/26/98                      $9,400.00                  $10,317.41
   1/27/98                      $9,310.00                  $10,447.54
   1/28/98                      $9,220.00                  $10,538.54
   1/29/98                      $9,160.00                  $10,625.11
   1/30/98                      $9,150.00                  $10,568.94
   2/02/98                      $9,000.00                  $10,795.25
   2/03/98                      $8,940.00                  $10,846.24
   2/04/98                      $8,950.00                  $10,855.95
   2/05/98                      $8,950.00                  $10,819.72
   2/06/98                      $8,870.00                  $10,915.89
   2/09/98                      $8,910.00                  $10,897.35
   2/10/98                      $8,830.00                  $10,986.51
   2/11/98                      $8,830.00                  $10,997.29
   2/12/98                      $8,810.00                  $11,041.82
   2/13/98                      $8,830.00                  $10,998.16
   2/17/98                      $8,790.00                  $11,026.94
   2/18/98                      $8,720.00                  $11,127.43
   2/19/98                      $8,760.00                  $11,086.46
   2/20/98                      $8,690.00                  $11,150.39
   2/23/98                      $8,660.00                  $11,192.76
   2/24/98                      $8,720.00                  $11,111.04
   2/25/98                      $8,620.00                  $11,244.08
   2/26/98                      $8,570.00                  $11,306.29
   2/27/98                      $8,580.00                  $11,313.52
   3/02/98                      $8,580.00                  $11,295.84
   3/03/98                      $8,540.00                  $11,342.41
   3/04/98                      $8,600.00                  $11,291.85
   3/05/98                      $8,680.00                  $11,159.45
   3/06/98                      $8,530.00                  $11,381.98
   3/09/98                      $8,540.00                  $11,345.54
   3/10/98                      $8,450.00                  $11,474.27
   3/11/98                      $8,420.00                  $11,519.77
   3/12/98                      $8,390.00                  $11,535.40
   3/13/98                      $8,420.00                  $11,521.28
   3/16/98                      $8,340.00                  $11,636.21
   3/17/98                      $8,320.00                  $11,648.93
   3/18/98                      $8,290.00                  $11,703.59
   3/19/98                      $8,270.00                  $11,749.09
   3/20/98                      $8,200.00                  $11,850.65
   3/23/98                      $8,230.00                  $11,811.73
   3/24/98                      $8,140.00                  $11,920.63
   3/25/98                      $8,170.00                  $11,880.52
   3/26/98                      $8,190.00                  $11,868.34
   3/27/98                      $8,220.00                  $11,810.55
   3/30/98                      $8,230.00                  $11,790.17
   3/31/98                      $8,190.00                  $11,878.58
   4/01/98                      $8,140.00                  $11,947.58
   4/02/98                      $8,050.00                  $12,075.45
   4/03/98                      $8,010.00                  $12,104.45
   4/06/98                      $8,070.00                  $12,090.22
   4/07/98                      $8,130.00                  $11,962.67
   4/08/98                      $8,180.00                  $11,877.50
   4/09/98                      $8,130.00                  $11,974.75
   4/13/98                      $8,140.00                  $11,964.18
   4/14/98                      $8,060.00                  $12,029.52
   4/15/98                      $8,040.00                  $12,068.01
   4/16/98                      $8,050.00                  $11,947.80
   4/17/98                      $7,920.00                  $12,104.67
   4/20/98                      $7,930.00                  $12,114.69
   4/21/98                      $7,890.00                  $12,147.25
   4/22/98                      $7,870.00                  $12,188.98
   4/23/98                      $7,950.00                  $12,070.81
   4/24/98                      $8,040.00                  $11,944.88
   4/27/98                      $8,180.00                  $11,714.59
   4/28/98                      $8,200.00                  $11,699.17
   4/29/98                      $8,150.00                  $11,801.81
   4/30/98                      $7,990.00                  $11,986.39
   5/01/98                      $7,920.00                  $12,086.12
   5/04/98                      $7,930.00                  $12,097.66
   5/05/98                      $7,990.00                  $12,026.82
   5/06/98                      $8,090.00                  $11,912.76
   5/07/98                      $8,150.00                  $11,807.31
   5/08/98                      $8,020.00                  $11,947.47
   5/11/98                      $8,050.00                  $11,931.30
   5/12/98                      $7,980.00                  $12,029.95
   5/13/98                      $7,970.00                  $12,063.05
   5/14/98                      $8,000.00                  $12,046.99
   5/15/98                      $8,050.00                  $11,953.83
   5/18/98                      $8,080.00                  $11,922.46
   5/19/98                      $8,030.00                  $11,962.35
   5/20/98                      $7,960.00                  $12,065.21
   5/21/98                      $8,010.00                  $12,017.55
   5/22/98                      $8,040.00                  $11,972.59
   5/26/98                      $8,180.00                  $11,795.24
   5/27/98                      $8,170.00                  $11,775.94
   5/28/98                      $8,140.00                  $11,833.83
   5/29/98                      $8,200.00                  $11,760.74
   6/01/98                      $8,180.00                  $11,762.46
   6/02/98                      $8,180.00                  $11,786.61
   6/03/98                      $8,310.00                  $11,673.51
   6/04/98                      $8,160.00                  $11,803.97
   6/05/98                      $8,010.00                  $12,009.14
   6/08/98                      $8,010.00                  $12,029.20
   6/09/98                      $7,990.00                  $12,058.20
   6/10/98                      $8,030.00                  $11,992.11
   6/11/98                      $8,200.00                  $11,801.27
   6/12/98                      $8,140.00                  $11,847.20
   6/15/98                      $8,340.00                  $11,611.84
   6/16/98                      $8,230.00                  $11,725.91
   6/17/98                      $8,070.00                  $11,936.37
   6/18/98                      $8,090.00                  $11,928.39
   6/19/98                      $8,140.00                  $11,866.72
   6/22/98                      $8,110.00                  $11,894.64
   6/23/98                      $8,000.00                  $12,069.84
   6/24/98                      $7,890.00                  $12,214.21
   6/25/98                      $7,910.00                  $12,175.39
   6/26/98                      $7,880.00                  $12,217.66
   6/29/98                      $7,860.00                  $12,274.69
   6/30/98                      $7,910.00                  $12,224.56
   7/01/98                      $7,820.00                  $12,383.26
   7/02/98                      $7,820.00                  $12,360.19
   7/06/98                      $7,740.00                  $12,477.60
   7/07/98                      $7,750.00                  $12,449.03
   7/08/98                      $7,700.00                  $12,575.28
   7/09/98                      $7,750.00                  $12,491.08
   7/10/98                      $7,710.00                  $12,553.29
   7/13/98                      $7,720.00                  $12,562.56
   7/14/98                      $7,650.00                  $12,696.14
   7/15/98                      $7,630.00                  $12,666.28
   7/16/98                      $7,580.00                  $12,765.25
   7/17/98                      $7,550.00                  $12,795.01
   7/20/98                      $7,560.00                  $12,766.44
   7/21/98                      $7,710.00                  $12,561.27
   7/22/98                      $7,710.00                  $12,550.59
   7/23/98                      $7,950.00                  $12,288.28
   7/24/98                      $7,950.00                  $12,299.60
   7/27/98                      $7,910.00                  $12,369.35
   7/28/98                      $8,040.00                  $12,185.74
   7/29/98                      $8,060.00                  $12,131.51
   7/30/98                      $7,940.00                  $12,322.78
   7/31/98                      $8,110.00                  $12,082.57
   8/03/98                      $8,140.00                  $11,993.83
   8/04/98                      $8,440.00                  $11,559.12
   8/05/98                      $8,370.00                  $11,659.50
   8/06/98                      $8,320.00                  $11,747.91
   8/07/98                      $8,310.00                  $11,745.97
   8/10/98                      $8,360.00                  $11,677.93
   8/11/98                      $8,510.00                  $11,525.27
   8/12/98                      $8,390.00                  $11,689.58
   8/13/98                      $8,440.00                  $11,589.20
   8/14/98                      $8,550.00                  $11,458.10
   8/17/98                      $8,380.00                  $11,683.65
   8/18/98                      $8,220.00                  $11,872.65
   8/19/98                      $8,240.00                  $11,838.79
   8/20/98                      $8,290.00                  $11,769.15
   8/21/98                      $8,350.00                  $11,656.80
   8/24/98                      $8,310.00                  $11,731.84
   8/25/98                      $8,280.00                  $11,782.73
   8/26/98                      $8,350.00                  $11,689.25
   8/27/98                      $8,730.00                  $11,240.74
   8/28/98                      $8,790.00                  $11,074.17
   8/31/98                      $9,460.00                  $10,320.97
   9/01/98                      $9,000.00                  $10,719.45
   9/02/98                      $9,080.00                  $10,678.81
   9/03/98                      $9,120.00                  $10,590.29
   9/04/98                      $9,210.00                  $10,500.05
   9/08/98                      $8,730.00                  $11,034.49
   9/09/98                      $8,940.00                  $10,848.40
   9/10/98                      $9,200.00                  $10,567.97
   9/11/98                      $8,830.00                  $10,879.24
   9/14/98                      $8,670.00                  $11,101.98
   9/15/98                      $8,620.00                  $11,187.80
   9/16/98                      $8,530.00                  $11,271.90
   9/17/98                      $8,750.00                  $10,985.00
   9/18/98                      $8,750.00                  $10,998.16
   9/21/98                      $8,740.00                  $11,039.13
   9/22/98                      $8,670.00                  $11,101.01
   9/23/98                      $8,350.00                  $11,494.11
   9/24/98                      $8,540.00                  $11,242.14
   9/25/98                      $8,560.00                  $11,264.03
   9/28/98                      $8,480.00                  $11,306.51
   9/29/98                      $8,520.00                  $11,310.07
   9/30/98                      $8,780.00                  $10,964.95
  10/01/98                      $9,050.00                  $10,634.82
  10/02/98                      $8,880.00                  $10,809.59
  10/05/98                      $9,040.00                  $10,658.21
  10/06/98                      $9,050.00                  $10,615.41
  10/07/98                      $9,190.00                  $10,465.44
  10/08/98                      $9,280.00                  $10,344.26
  10/09/98                      $9,060.00                  $10,613.26
  10/12/98                      $8,930.00                  $10,756.87
  10/13/98                      $8,950.00                  $10,725.49
  10/14/98                      $8,880.00                  $10,841.18
  10/15/98                      $8,420.00                  $11,293.57
  10/16/98                      $8,410.00                  $11,389.85
  10/19/98                      $8,410.00                  $11,454.22
  10/20/98                      $8,370.00                  $11,470.82
10/21/1998                      $8,370.00                  $11,535.40
10/22/1998                      $8,260.00                  $11,627.69
10/23/1998                      $8,360.00                  $11,543.49
10/26/1998                      $8,310.00                  $11,561.28
10/27/1998                      $8,350.00                  $11,486.02
10/28/1998                      $8,370.00                  $11,515.67
10/29/1998                      $8,180.00                  $11,708.01
10/30/1998                      $8,120.00                  $11,845.37
 11/2/1998                      $7,990.00                  $11,984.78
 11/3/1998                      $8,040.00                  $11,976.58
 11/4/1998                      $7,990.00                  $12,061.00
 11/5/1998                      $7,860.00                  $12,224.67
 11/6/1998                      $7,820.00                  $12,301.86
 11/9/1998                      $7,900.00                  $12,185.31
11/10/1998                      $7,950.00                  $12,164.40
11/11/1998                      $7,970.00                  $12,085.80
11/12/1998                      $7,990.00                  $12,050.44
11/13/1998                      $7,920.00                  $12,137.01
11/16/1998                      $7,860.00                  $12,246.34
11/17/1998                      $7,850.00                  $12,283.64
11/18/1998                      $7,810.00                  $12,339.27
11/19/1998                      $7,750.00                  $12,426.93
11/20/1998                      $7,690.00                  $12,544.88
11/23/1998                      $7,510.00                  $12,810.75
11/24/1998                      $7,560.00                  $12,754.47
11/25/1998                      $7,560.00                  $12,796.30
11/27/1998                      $7,510.00                  $12,854.74
11/30/1998                      $7,710.00                  $12,545.74
 12/1/1998                      $7,630.00                  $12,671.35
 12/2/1998                      $7,650.00                  $12,627.90
 12/3/1998                      $7,780.00                  $12,400.30
 12/4/1998                      $7,600.00                  $12,687.09
 12/7/1998                      $7,550.00                  $12,805.25
 12/8/1998                      $7,580.00                  $12,737.11
 12/9/1998                      $7,560.00                  $12,759.86
12/10/1998                      $7,680.00                  $12,560.73
12/11/1998                      $7,700.00                  $12,576.25
12/14/1998                      $7,936.30                  $12,303.91
12/15/1998                      $7,694.59                  $12,537.12
12/16/1998                      $7,704.66                  $12,527.52
12/17/1998                      $7,593.87                  $12,722.02
12/18/1998                      $7,543.52                  $12,808.81
12/21/1998                      $7,422.66                  $12,968.49
12/22/1998                      $7,412.59                  $12,976.36
12/23/1998                      $7,251.44                  $13,245.57
12/24/1998                      $7,271.59                  $13,221.10
12/28/1998                      $7,301.80                  $13,212.69
12/29/1998                      $7,180.94                  $13,388.64
12/30/1998                      $7,261.52                  $13,282.12
12/31/1998                      $7,241.37                  $13,253.01
  1/4/1999                      $7,281.66                  $13,240.83
  1/5/1999                      $7,211.16                  $13,420.66
  1/6/1999                      $7,070.16                  $13,717.80
  1/7/1999                      $7,090.30                  $13,689.66
  1/8/1999                      $7,029.87                  $13,747.45
 1/11/1999                      $7,110.44                  $13,626.59
 1/12/1999                      $7,231.30                  $13,363.85
 1/13/1999                      $7,301.80                  $13,308.75
 1/14/1999                      $7,422.66                  $13,069.29
 1/15/1999                      $7,241.37                  $13,404.28
 1/19/1999                      $7,180.94                  $13,498.51
 1/20/1999                      $7,120.52                  $13,548.32
 1/21/1999                      $7,311.87                  $13,316.95
 1/22/1999                      $7,321.94                  $13,209.45
 1/25/1999                      $7,261.52                  $13,304.22
 1/26/1999                      $7,130.59                  $13,501.85
 1/27/1999                      $7,221.23                  $13,403.31
 1/28/1999                      $7,120.52                  $13,642.66
 1/29/1999                      $7,029.87                  $13,796.51
  2/1/1999                      $7,080.23                  $13,724.92
  2/2/1999                      $7,090.30                  $13,606.21
  2/3/1999                      $7,039.94                  $13,714.89
  2/4/1999                      $7,160.80                  $13,460.66
  2/5/1999                      $7,251.44                  $13,362.66
  2/8/1999                      $7,221.23                  $13,409.77
  2/9/1999                      $7,392.44                  $13,111.88
 2/10/1999                      $7,352.16                  $13,191.77
 2/11/1999                      $7,130.59                  $13,520.50
 2/12/1999                      $7,332.02                  $13,262.71
 2/16/1999                      $7,311.87                  $13,389.29
 2/17/1999                      $7,382.37                  $13,196.95
 2/18/1999                      $7,332.02                  $13,339.80
 2/19/1999                      $7,291.73                  $13,360.39
 2/22/1999                      $7,090.30                  $13,715.65
 2/23/1999                      $7,090.30                  $13,705.30
 2/24/1999                      $7,201.09                  $13,513.71
 2/25/1999                      $7,271.59                  $13,423.25
 2/26/1999                      $7,301.80                  $13,351.12
  3/1/1999                      $7,281.66                  $13,327.73
  3/2/1999                      $7,342.09                  $13,212.80
  3/3/1999                      $7,332.02                  $13,236.51
  3/4/1999                      $7,231.30                  $13,440.72
  3/5/1999                      $7,060.09                  $13,751.55
  3/8/1999                      $7,019.80                  $13,829.82
  3/9/1999                      $7,039.94                  $13,798.66
 3/10/1999                      $6,989.59                  $13,874.14
 3/11/1999                      $6,898.94                  $13,991.01
 3/12/1999                      $6,989.59                  $13,957.69
 3/15/1999                      $6,909.01                  $14,094.30
 3/16/1999                      $6,909.01                  $14,084.59
 3/17/1999                      $6,949.30                  $13,992.52
 3/18/1999                      $6,858.66                  $14,194.46
 3/19/1999                      $6,959.37                  $14,008.37
 3/22/1999                      $6,949.30                  $13,983.78
 3/23/1999                      $7,150.73                  $13,607.83
 3/24/1999                      $7,110.44                  $13,677.37
 3/25/1999                      $6,979.51                  $13,908.10
 3/26/1999                      $7,019.80                  $13,830.58
 3/29/1999                      $6,909.01                  $14,125.67
 3/30/1999                      $6,909.01                  $14,024.11
 3/31/1999                      $7,029.87                  $13,869.07
  4/1/1999                      $6,969.44                  $13,948.31
  4/5/1999                      $6,818.37                  $14,243.73
  4/6/1999                      $6,838.51                  $14,208.90
  4/7/1999                      $6,798.23                  $14,305.94
  4/8/1999                      $6,707.59                  $14,490.19
  4/9/1999                      $6,687.44                  $14,537.31
 4/12/1999                      $6,627.01                  $14,648.14
 4/13/1999                      $6,677.37                  $14,553.16
 4/14/1999                      $6,778.09                  $14,322.65
 4/15/1999                      $6,818.37                  $14,262.38
 4/16/1999                      $6,858.66                  $14,220.87
 4/19/1999                      $6,969.44                  $13,902.60
 4/20/1999                      $6,898.94                  $14,082.54
 4/21/1999                      $6,697.51                  $14,405.45
 4/22/1999                      $6,606.87                  $14,650.30
 4/23/1999                      $6,627.01                  $14,628.95
 4/26/1999                      $6,596.80                  $14,663.35
 4/27/1999                      $6,576.66                  $14,693.10
 4/28/1999                      $6,657.23                  $14,564.91
 4/29/1999                      $6,717.66                  $14,477.79
 4/30/1999                      $6,768.01                  $14,395.32
  5/3/1999                      $6,667.30                  $14,605.02
  5/4/1999                      $6,747.87                  $14,361.03
  5/5/1999                      $6,697.51                  $14,526.10
  5/6/1999                      $6,747.87                  $14,361.57
  5/7/1999                      $6,707.59                  $14,501.19
 5/10/1999                      $6,727.73                  $14,450.52
 5/11/1999                      $6,687.44                  $14,615.58
 5/12/1999                      $6,627.01                  $14,706.04
 5/13/1999                      $6,616.94                  $14,744.42
 5/14/1999                      $6,808.30                  $14,423.56
 5/17/1999                      $6,808.30                  $14,441.78
 5/18/1999                      $6,798.23                  $14,375.26
 5/19/1999                      $6,757.94                  $14,492.89
 5/20/1999                      $6,788.16                  $14,434.67
 5/21/1999                      $6,818.37                  $14,342.60
 5/24/1999                      $6,909.01                  $14,087.72
 5/25/1999                      $7,060.09                  $13,847.83
 5/26/1999                      $6,959.37                  $14,067.34
 5/27/1999                      $7,050.02                  $13,815.59
 5/28/1999                      $6,989.59                  $14,035.86
  6/1/1999                      $6,999.66                  $13,954.14
  6/2/1999                      $6,999.66                  $13,960.07
  6/3/1999                      $6,949.30                  $14,011.06
  6/4/1999                      $6,808.30                  $14,315.21
  6/7/1999                      $6,796.21                  $14,388.20
  6/8/1999                      $6,850.60                  $14,202.87
  6/9/1999                      $6,870.74                  $14,216.99
 6/10/1999                      $6,933.19                  $14,046.42
 6/11/1999                      $6,993.61                  $13,947.45
 6/14/1999                      $6,993.61                  $13,951.33
 6/15/1999                      $6,943.26                  $14,028.53
 6/16/1999                      $6,820.39                  $14,343.89
 6/17/1999                      $6,761.97                  $14,446.21
 6/18/1999                      $6,755.93                  $14,477.90
 6/21/1999                      $6,741.83                  $14,544.32
 6/22/1999                      $6,794.20                  $14,402.86
 6/23/1999                      $6,828.44                  $14,372.46
 6/24/1999                      $6,876.79                  $14,186.15
 6/25/1999                      $6,898.94                  $14,181.09
 6/28/1999                      $6,820.39                  $14,354.02
 6/29/1999                      $6,757.94                  $14,570.73
 6/30/1999                      $6,633.06                  $14,799.95
  7/1/1999                      $6,578.67                  $14,888.90
  7/2/1999                      $6,514.21                  $14,999.51
  7/6/1999                      $6,526.30                  $14,966.09
  7/7/1999                      $6,522.27                  $15,049.54
  7/8/1999                      $6,520.26                  $15,034.02
  7/9/1999                      $6,479.97                  $15,129.54
 7/12/1999                      $6,502.13                  $15,084.47
 7/13/1999                      $6,530.33                  $15,024.74
 7/14/1999                      $6,504.14                  $15,074.45
 7/15/1999                      $6,459.83                  $15,197.90
 7/16/1999                      $6,423.57                  $15,296.65
 7/19/1999                      $6,467.89                  $15,176.66
 7/20/1999                      $6,606.87                  $14,847.28
 7/21/1999                      $6,616.94                  $14,870.89
 7/22/1999                      $6,703.56                  $14,673.37
 7/23/1999                      $6,729.74                  $14,629.92
 7/26/1999                      $6,770.03                  $14,530.95
 7/27/1999                      $6,725.71                  $14,693.53
 7/28/1999                      $6,705.57                  $14,721.14
 7/29/1999                      $6,798.23                  $14,458.39
 7/30/1999                      $6,888.87                  $14,325.67
  8/2/1999                      $6,868.73                  $14,318.44
  8/3/1999                      $6,907.00                  $14,255.16
  8/4/1999                      $7,007.71                  $14,073.49
  8/5/1999                      $6,945.27                  $14,163.84
  8/6/1999                      $7,017.79                  $14,019.15
  8/9/1999                      $7,035.91                  $13,992.30
 8/10/1999                      $7,106.42                  $13,815.81
 8/11/1999                      $7,023.83                  $14,036.83
 8/12/1999                      $7,029.87                  $13,996.18
 8/13/1999                      $6,870.74                  $14,314.46
 8/16/1999                      $6,838.51                  $14,347.77
 8/17/1999                      $6,796.21                  $14,492.14
 8/18/1999                      $6,860.67                  $14,370.09
 8/19/1999                      $6,900.96                  $14,270.36
 8/20/1999                      $6,832.47                  $14,410.73
 8/23/1999                      $6,705.57                  $14,665.29
 8/24/1999                      $6,681.40                  $14,700.65
 8/25/1999                      $6,614.93                  $14,897.85
 8/26/1999                      $6,691.47                  $14,684.59
 8/27/1999                      $6,768.01                  $14,536.45
 8/30/1999                      $6,894.91                  $14,274.99
 8/31/1999                      $6,927.14                  $14,236.07
  9/1/1999                      $6,850.61                  $14,351.00
  9/2/1999                      $6,931.18                  $14,222.05
  9/3/1999                      $6,703.57                  $14,633.15
  9/7/1999                      $6,753.93                  $14,559.95
  9/8/1999                      $6,788.17                  $14,492.02
  9/9/1999                      $6,788.17                  $14,529.87
 9/10/1999                      $6,739.83                  $14,572.99
 9/13/1999                      $6,784.14                  $14,491.81
 9/14/1999                      $6,830.47                  $14,407.28
 9/15/1999                      $6,935.21                  $14,209.76
 9/16/1999                      $6,907.01                  $14,215.26
 9/17/1999                      $6,816.37                  $14,397.90
 9/20/1999                      $6,830.47                  $14,399.09
 9/21/1999                      $6,981.54                  $14,097.74
 9/22/1999                      $6,977.51                  $14,129.33
 9/23/1999                      $7,140.67                  $13,804.81
 9/24/1999                      $7,154.77                  $13,771.92
 9/27/1999                      $7,110.45                  $13,836.07
 9/28/1999                      $7,124.56                  $13,824.11
 9/29/1999                      $7,205.13                  $13,675.00
 9/30/1999                      $7,100.38                  $13,829.61
 10/1/1999                      $7,126.57                  $13,830.68
 10/4/1999                      $6,989.60                  $14,065.61
 10/5/1999                      $7,005.71                  $14,030.57
 10/6/1999                      $6,900.97                  $14,289.87
 10/7/1999                      $6,933.20                  $14,206.21
 10/8/1999                      $6,842.55                  $14,404.37
10/11/1999                      $6,842.55                  $14,395.64
10/12/1999                      $6,951.33                  $14,156.61
10/13/1999                      $7,126.57                  $13,860.23
10/14/1999                      $7,126.57                  $13,837.26
10/15/1999                      $7,309.87                  $13,449.02
10/18/1999                      $7,255.48                  $13,521.47
10/19/1999                      $7,205.13                  $13,598.99
10/20/1999                      $7,102.40                  $13,902.06
10/21/1999                      $7,084.27                  $13,839.31
10/22/1999                      $7,015.78                  $14,033.81
10/25/1999                      $7,050.03                  $13,947.34
10/26/1999                      $7,134.63                  $13,820.98
10/27/1999                      $7,019.81                  $13,980.55
10/28/1999                      $6,782.13                  $14,473.59
10/29/1999                      $6,665.30                  $14,694.50
 11/1/1999                      $6,735.80                  $14,599.52
 11/2/1999                      $6,784.14                  $14,530.73
 11/3/1999                      $6,741.84                  $14,608.25
 11/4/1999                      $6,699.54                  $14,691.37
 11/5/1999                      $6,627.02                  $14,773.21
 11/8/1999                      $6,633.07                  $14,846.31
 11/9/1999                      $6,687.45                  $14,719.84
11/10/1999                      $6,639.11                  $14,808.03
11/11/1999                      $6,598.82                  $14,894.28
11/12/1999                      $6,530.34                  $15,051.69
11/15/1999                      $6,524.30                  $15,033.69
11/16/1999                      $6,383.30                  $15,310.13
11/17/1999                      $6,441.71                  $15,209.64
11/18/1999                      $6,395.38                  $15,363.07
11/19/1999                      $6,401.42                  $15,331.37
11/22/1999                      $6,403.44                  $15,319.94
11/23/1999                      $6,469.91                  $15,144.20
11/24/1999                      $6,429.62                  $15,278.32
11/26/1999                      $6,457.82                  $15,273.36
11/29/1999                      $6,477.97                  $15,178.59
11/30/1999                      $6,554.51                  $14,974.61
 12/1/1999                      $6,502.14                  $15,069.59
 12/2/1999                      $6,457.82                  $15,191.64
 12/3/1999                      $6,324.88                  $15,453.20
 12/6/1999                      $6,371.21                  $15,345.82
 12/7/1999                      $6,421.57                  $15,193.04
 12/8/1999                      $6,461.85                  $15,136.01
 12/9/1999                      $6,431.64                  $15,181.61
12/10/1999                      $6,407.47                  $15,277.89
12/13/1999                      $6,399.41                  $15,258.27
12/14/1999                      $6,447.75                  $15,128.35
12/15/1999                      $6,429.62                  $15,237.89
12/16/1999                      $6,391.35                  $15,296.65
12/17/1999                      $6,361.14                  $15,321.13
12/20/1999                      $6,407.47                  $15,289.21
12/21/1999                      $6,316.82                  $15,454.60
12/22/1999                      $6,300.71                  $15,483.71
12/23/1999                      $6,206.04                  $15,723.17
12/27/1999                      $6,216.11                  $15,709.69
12/28/1999                      $6,216.11                  $15,715.84
12/29/1999                      $6,197.98                  $15,778.37
12/30/1999                      $6,206.04                  $15,789.26
12/31/1999                      $6,195.97                  $15,840.80
  1/3/2000                      $6,264.45                  $15,689.53
  1/4/2000                      $6,512.21                  $15,087.92
  1/5/2000                      $6,504.15                  $15,116.92
  1/6/2000                      $6,546.45                  $15,131.37
  1/7/2000                      $6,282.58                  $15,541.28
 1/10/2000                      $6,222.15                  $15,715.19
 1/11/2000                      $6,312.79                  $15,509.91
 1/12/2000                      $6,367.18                  $15,441.88
 1/13/2000                      $6,294.67                  $15,629.80
 1/14/2000                      $6,133.52                  $15,796.59
 1/18/2000                      $6,175.82                  $15,688.67
 1/19/2000                      $6,157.69                  $15,696.86
 1/20/2000                      $6,230.21                  $15,585.49
 1/21/2000                      $6,246.32                  $15,540.10
 1/24/2000                      $6,429.62                  $15,110.67
 1/25/2000                      $6,397.40                  $15,202.31
 1/26/2000                      $6,403.44                  $15,138.27
 1/27/2000                      $6,431.64                  $15,078.65
 1/28/2000                      $6,637.10                  $14,664.64
 1/31/2000                      $6,457.82                  $15,034.44
  2/1/2000                      $6,385.31                  $15,194.23
  2/2/2000                      $6,391.35                  $15,192.50
  2/3/2000                      $6,304.74                  $15,363.39
  2/4/2000                      $6,330.92                  $15,356.92
  2/7/2000                      $6,340.99                  $15,355.52
  2/8/2000                      $6,282.58                  $15,543.98
  2/9/2000                      $6,409.48                  $15,220.32
 2/10/2000                      $6,401.42                  $15,275.63
 2/11/2000                      $6,508.18                  $14,955.31
 2/14/2000                      $6,500.12                  $14,985.71
 2/15/2000                      $6,449.77                  $15,116.28
 2/16/2000                      $6,520.27                  $14,961.24
 2/17/2000                      $6,560.55                  $14,967.49
 2/18/2000                      $6,721.70                  $14,512.94
 2/22/2000                      $6,737.81                  $14,578.49
 2/23/2000                      $6,661.27                  $14,670.35
 2/24/2000                      $6,713.64                  $14,592.08
 2/25/2000                      $6,790.18                  $14,375.69
 2/28/2000                      $6,749.90                  $14,534.07
 2/29/2000                      $6,612.92                  $14,732.13
  3/1/2000                      $6,564.58                  $14,869.81
  3/2/2000                      $6,562.57                  $14,897.52
  3/3/2000                      $6,437.68                  $15,193.04
  3/6/2000                      $6,498.11                  $15,000.16
  3/7/2000                      $6,707.60                  $14,615.69
  3/8/2000                      $6,637.10                  $14,735.15
  3/9/2000                      $6,453.80                  $15,112.39
 3/10/2000                      $6,484.01                  $15,041.02
 3/13/2000                      $6,546.45                  $14,917.57
 3/14/2000                      $6,641.12                  $14,653.75
 3/15/2000                      $6,484.01                  $15,009.43
 3/16/2000                      $6,185.89                  $15,724.57
 3/17/2000                      $6,143.59                  $15,789.26
 3/20/2000                      $6,179.85                  $15,704.73
 3/21/2000                      $6,042.88                  $16,106.24
 3/22/2000                      $6,002.59                  $16,179.23
 3/23/2000                      $5,903.89                  $16,467.20
 3/24/2000                      $5,861.59                  $16,468.39
 3/27/2000                      $5,932.09                  $16,429.58
 3/28/2000                      $5,962.31                  $16,255.67
 3/29/2000                      $5,956.26                  $16,264.19
 3/30/2000                      $6,058.99                  $16,042.09
 3/31/2000                      $5,984.47                  $16,157.02
  4/3/2000                      $5,958.28                  $16,236.69
  4/4/2000                      $6,002.59                  $16,115.51
  4/5/2000                      $6,038.85                  $16,036.16
  4/6/2000                      $5,986.48                  $16,186.78
  4/7/2000                      $5,942.16                  $16,348.61
 4/10/2000                      $5,974.39                  $16,220.41
 4/11/2000                      $5,990.51                  $16,178.69
 4/12/2000                      $6,157.69                  $15,818.37
 4/13/2000                      $6,240.28                  $15,530.93
 4/14/2000                      $6,616.95                  $14,625.82
 4/17/2000                      $6,399.41                  $15,109.70
 4/18/2000                      $6,204.02                  $15,542.79
 4/19/2000                      $6,258.41                  $15,390.34
 4/20/2000                      $6,230.21                  $15,466.57
 4/24/2000                      $6,276.54                  $15,416.11
 4/25/2000                      $6,040.87                  $15,929.10
 4/26/2000                      $6,105.32                  $15,751.74
 4/27/2000                      $6,131.51                  $15,794.11
 4/28/2000                      $6,161.72                  $15,659.45
  5/1/2000                      $6,083.17                  $15,830.01
  5/2/2000                      $6,199.99                  $15,593.25
  5/3/2000                      $6,312.79                  $15,256.98
  5/4/2000                      $6,318.84                  $15,197.35
  5/5/2000                      $6,238.27                  $15,445.98
  5/8/2000                      $6,280.57                  $15,354.76
  5/9/2000                      $6,320.85                  $15,225.06
 5/10/2000                      $6,461.85                  $14,911.43
 5/11/2000                      $6,330.92                  $15,178.38
 5/12/2000                      $6,260.42                  $15,320.16
 5/15/2000                      $6,147.62                  $15,658.70
 5/16/2000                      $6,089.21                  $15,806.19
 5/17/2000                      $6,153.67                  $15,609.53
 5/18/2000                      $6,206.04                  $15,495.36
 5/19/2000                      $6,326.89                  $15,169.11
 5/22/2000                      $6,373.22                  $15,101.94
 5/23/2000                      $6,471.92                  $14,812.34
 5/24/2000                      $6,373.22                  $15,083.93
 5/25/2000                      $6,439.70                  $14,894.93
 5/26/2000                      $6,475.95                  $14,857.20
 5/30/2000                      $6,260.42                  $15,336.22
 5/31/2000                      $6,276.54                  $15,316.27
  6/1/2000                      $6,153.67                  $15,620.42
  6/2/2000                      $6,038.85                  $15,927.16
  6/5/2000                      $6,071.08                  $15,823.33
  6/6/2000                      $6,081.15                  $15,717.78
  6/7/2000                      $6,038.85                  $15,863.55
  6/8/2000                      $6,067.05                  $15,759.07
  6/9/2000                      $6,081.15                  $15,708.18
 6/12/2000                      $6,145.61                  $15,590.13
 6/13/2000                      $6,036.84                  $15,842.84
 6/14/2000                      $6,024.75                  $15,854.70
 6/15/2000                      $6,018.71                  $15,943.01
 6/16/2000                      $6,063.02                  $15,789.15
 6/19/2000                      $5,990.51                  $16,021.39
 6/20/2000                      $5,998.57                  $15,913.03
 6/21/2000                      $6,002.59                  $15,947.32
 6/22/2000                      $6,093.24                  $15,656.76
 6/23/2000                      $6,143.59                  $15,541.39
 6/26/2000                      $6,079.14                  $15,689.85
 6/27/2000                      $6,113.38                  $15,639.18
 6/28/2000                      $6,105.32                  $15,685.22
 6/29/2000                      $6,163.74                  $15,551.20
 6/30/2000                      $6,117.41                  $15,682.85
  7/3/2000                      $6,046.91                  $15,843.92
  7/5/2000                      $6,151.65                  $15,592.60
  7/6/2000                      $6,109.35                  $15,705.16
  7/7/2000                      $6,018.71                  $15,944.84
 7/10/2000                      $6,032.81                  $15,909.47
 7/11/2000                      $6,018.71                  $15,966.19
 7/12/2000                      $5,978.42                  $16,096.00
 7/13/2000                      $5,958.28                  $16,127.48
 7/14/2000                      $5,903.89                  $16,279.93
 7/17/2000                      $5,911.95                  $16,285.43
 7/18/2000                      $5,956.26                  $16,104.84
 7/19/2000                      $6,002.59                  $15,977.83
 7/20/2000                      $5,942.16                  $16,123.49
 7/21/2000                      $6,018.71                  $15,958.75
 7/24/2000                      $6,083.17                  $15,787.32
 7/25/2000                      $6,061.01                  $15,897.08
 7/26/2000                      $6,127.48                  $15,659.34
 7/27/2000                      $6,147.62                  $15,629.15
 7/28/2000                      $6,276.54                  $15,308.62
 7/31/2000                      $6,252.37                  $15,426.57
  8/1/2000                      $6,214.09                  $15,504.95
  8/2/2000                      $6,189.92                  $15,511.42
  8/3/2000                      $6,147.62                  $15,660.85
  8/4/2000                      $6,111.37                  $15,772.66
  8/7/2000                      $6,044.89                  $15,949.37
  8/8/2000                      $6,026.77                  $15,986.99
  8/9/2000                      $6,077.12                  $15,879.83
 8/10/2000                      $6,109.35                  $15,743.76
 8/11/2000                      $6,091.22                  $15,868.72
 8/14/2000                      $6,010.65                  $16,081.33
 8/15/2000                      $6,020.72                  $16,004.46
 8/16/2000                      $6,038.85                  $15,955.08
 8/17/2000                      $5,980.44                  $16,129.96
 8/18/2000                      $5,998.57                  $16,083.06
 8/21/2000                      $5,970.37                  $16,166.72
 8/22/2000                      $5,972.38                  $16,152.17
 8/23/2000                      $5,958.28                  $16,236.69
 8/24/2000                      $5,944.18                  $16,261.92
 8/25/2000                      $5,950.22                  $16,241.98
 8/28/2000                      $5,926.05                  $16,324.24
 8/29/2000                      $5,928.06                  $16,278.42
 8/30/2000                      $5,986.48                  $16,200.25
 8/31/2000                      $5,907.92                  $16,362.95

                                                  SINCE
                             1 YEAR            INCEPTION(2)
                             ------            ------------
U.S. PLUS FUND              (14.71%)             (17.03%)
S&P 500 INDEX(1)             14.94%               19.09%

The Potomac U.S./Short Fund provides, on a daily basis, a return inverse to that of the S&P 500 Index. The principal securities in the portfolio include short positions in Standard & Poor's Depositary Receipts ("SPDRs"), S&P 500 futures contracts, and options on the S&P 500 Index. For the year, the S&P 500 gained 14.94%, while the Fund declined (14.71%).

(1) RETURN DOES NOT INCLUDE CONTINUOUS REINVESTMENT OF DIVIDENDS.

(2) AVERAGE ANNUAL RATE OF RETURN.





           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
                                 OTC PLUS FUND
--------------------------------------------------------------------------------

                                 INVESTOR CLASS

                   OCTOBER 20, 1997 - AUGUST 31, 2000

[GRAPH]


                              OTC PLUS FUND             NASDAQ 100 INDEX(1)
  10/20/97                     $10,000.00                  $10,000.00
  10/21/97                     $10,204.92                  $10,050.00
  10/22/97                     $10,096.12                   $9,930.00
  10/23/97                      $9,875.03                   $9,800.00
  10/24/97                      $9,715.97                   $9,690.00
  10/27/97                      $8,994.72                   $9,590.00
  10/28/97                      $9,619.76                   $9,710.00
  10/29/97                      $9,462.53                   $9,550.00
  10/30/97                      $9,195.50                   $9,260.00
  10/31/97                      $9,369.35                   $9,490.00
  11/03/97                      $9,655.13                   $9,710.00
  11/04/97                      $9,626.65                   $9,710.00
  11/05/97                      $9,620.22                   $9,720.00
  11/06/97                      $9,503.06                   $9,560.00
  11/07/97                      $9,449.30                   $9,500.00
  11/10/97                      $9,295.11                   $9,410.00
  11/11/97                      $9,289.78                   $9,400.00
  11/12/97                      $9,006.57                   $9,010.00
  11/13/97                      $9,237.31                   $9,310.00
  11/14/97                      $9,444.98                   $9,560.00
  11/17/97                      $9,645.76                   $9,820.00
  11/18/97                      $9,522.72                   $9,650.00
  11/19/97                      $9,548.54                   $9,660.00
  11/20/97                      $9,763.29                   $9,950.00
  11/21/97                      $9,709.07                   $9,880.00
  11/24/97                      $9,466.76                   $9,570.00
  11/25/97                      $9,538.80                   $9,660.00
  11/26/97                      $9,595.59                   $9,740.00
  11/28/97                      $9,653.20                   $9,810.00
  12/01/97                      $9,917.11                  $10,150.00
  12/02/97                      $9,667.54                   $9,830.00
  12/03/97                      $9,755.30                   $9,940.00
  12/04/97                      $9,673.88                   $9,830.00
  12/05/97                      $9,834.78                  $10,040.00
  12/08/97                      $9,951.02                  $10,180.00
  12/09/97                      $9,654.67                   $9,810.00
  12/10/97                      $9,494.23                   $9,610.00
  12/11/97                      $9,206.34                   $9,110.00
  12/12/97                      $8,991.41                   $8,840.00
  12/15/97                      $9,045.53                   $8,870.00
  12/16/97                      $9,164.35                   $9,030.00
  12/17/97                      $9,038.64                   $8,870.00
  12/18/97                      $8,883.71                   $8,670.00
  12/19/97                      $8,912.47                   $8,720.00
  12/22/97                      $8,965.68                   $8,750.00
  12/23/97                      $8,725.66                   $8,460.00
  12/24/97                      $8,628.44                   $8,340.00
  12/26/97                      $8,767.01                   $8,510.00
  12/29/97                      $8,991.78                   $8,790.00
  12/30/97                      $9,174.91                   $9,020.00
  12/31/97                      $9,104.53                   $8,920.00
   1/02/98                      $9,264.69                   $9,100.00
   1/05/98                      $9,349.14                   $9,200.00
   1/06/98                      $9,246.86                   $9,080.00
   1/07/98                      $9,108.11                   $8,910.00
   1/08/98                      $9,138.89                   $8,950.00
   1/09/98                      $8,786.49                   $8,510.00
   1/12/98                      $8,924.14                   $8,670.00
   1/13/98                      $9,143.58                   $8,940.00
   1/14/98                      $9,155.71                   $8,940.00
   1/15/98                      $9,148.45                   $8,920.00
   1/16/98                      $9,243.00                   $9,050.00
   1/20/98                      $9,436.07                   $9,290.00
   1/21/98                      $9,432.76                   $9,280.00
   1/22/98                      $9,378.64                   $9,220.00
   1/23/98                      $9,413.92                   $9,270.00
   1/26/98                      $9,339.77                   $9,160.00
   1/27/98                      $9,517.67                   $9,400.00
   1/28/98                      $9,770.00                   $9,710.00
   1/29/98                      $9,823.11                   $9,770.00
   1/30/98                      $9,842.68                   $9,800.00
   2/02/98                     $10,117.07                  $10,140.00
   2/03/98                     $10,211.44                  $10,250.00
   2/04/98                     $10,332.55                  $10,410.00
   2/05/98                     $10,244.52                  $10,280.00
   2/06/98                     $10,423.34                  $10,500.00
   2/09/98                     $10,316.75                  $10,370.00
   2/10/98                     $10,473.60                  $10,570.00
   2/11/98                     $10,464.60                  $10,560.00
   2/12/98                     $10,519.64                  $10,630.00
   2/13/98                     $10,445.12                  $10,520.00
   2/17/98                     $10,371.05                  $10,440.00
   2/18/98                     $10,482.33                  $10,570.00
   2/19/98                     $10,629.45                  $10,760.00
   2/20/98                     $10,656.83                  $10,800.00
   2/23/98                     $10,893.91                  $11,100.00
   2/24/98                     $10,773.26                  $10,950.00
   2/25/98                     $11,030.46                  $11,280.00
   2/26/98                     $11,090.93                  $11,350.00
   2/27/98                     $10,972.94                  $11,190.00
   3/02/98                     $10,820.95                  $11,000.00
   3/03/98                     $10,803.77                  $10,980.00
   3/04/98                     $10,841.90                  $11,020.00
   3/05/98                     $10,354.51                  $10,390.00
   3/06/98                     $10,687.89                  $10,790.00
   3/09/98                     $10,368.67                  $10,380.00
   3/10/98                     $10,554.65                  $10,610.00
   3/11/98                     $10,602.99                  $10,660.00
   3/12/98                     $10,689.36                  $10,770.00
   3/13/98                     $10,744.68                  $10,840.00
   3/16/98                     $10,844.66                  $10,970.00
   3/17/98                     $10,731.82                  $10,830.00
   3/18/98                     $10,815.62                  $10,930.00
   3/19/98                     $10,899.70                  $11,030.00
   3/20/98                     $10,745.97                  $10,830.00
   3/23/98                     $10,835.56                  $10,950.00
   3/24/98                     $11,006.75                  $11,170.00
   3/25/98                     $11,163.06                  $11,360.00
   3/26/98                     $11,191.73                  $11,400.00
   3/27/98                     $11,133.84                  $11,320.00
   3/30/98                     $11,087.89                  $11,260.00
   3/31/98                     $11,216.72                  $11,420.00
   4/01/98                     $11,287.94                  $11,510.00
   4/02/98                     $11,304.20                  $11,530.00
   4/03/98                     $11,336.18                  $11,570.00
   4/06/98                     $11,076.22                  $11,230.00
   4/07/98                     $10,862.67                  $10,960.00
   4/08/98                     $10,944.73                  $11,060.00
   4/09/98                     $10,998.39                  $11,130.00
   4/13/98                     $11,054.17                  $11,200.00
   4/14/98                     $11,147.44                  $11,310.00
   4/15/98                     $11,315.05                  $11,520.00
   4/16/98                     $11,279.85                  $11,480.00
   4/17/98                     $11,314.04                  $11,520.00
   4/20/98                     $11,514.91                  $11,780.00
   4/21/98                     $11,667.36                  $11,980.00
   4/22/98                     $11,862.16                  $12,230.00
   4/23/98                     $11,565.17                  $11,840.00
   4/24/98                     $11,487.62                  $11,730.00
   4/27/98                     $11,211.12                  $11,370.00
   4/28/98                     $11,233.63                  $11,400.00
   4/29/98                     $11,390.40                  $11,600.00
   4/30/98                     $11,469.06                  $11,700.00
   5/01/98                     $11,500.39                  $11,730.00
   5/04/98                     $11,539.81                  $11,780.00
   5/05/98                     $11,461.25                  $11,670.00
   5/06/98                     $11,415.12                  $11,610.00
   5/07/98                     $11,235.29                  $11,400.00
   5/08/98                     $11,523.36                  $11,760.00
   5/11/98                     $11,373.03                  $11,570.00
   5/12/98                     $11,545.23                  $11,800.00
   5/13/98                     $11,606.52                  $11,880.00
   5/14/98                     $11,634.28                  $11,910.00
   5/15/98                     $11,481.64                  $11,710.00
   5/18/98                     $11,417.41                  $11,630.00
   5/19/98                     $11,537.70                  $11,780.00
   5/20/98                     $11,373.77                  $11,570.00
   5/21/98                     $11,244.66                  $11,390.00
   5/22/98                     $11,156.72                  $11,280.00
   5/26/98                     $11,027.98                  $11,120.00
   5/27/98                     $11,113.81                  $11,230.00
   5/28/98                     $11,163.15                  $11,290.00
   5/29/98                     $10,954.01                  $11,010.00
   6/01/98                     $10,710.31                  $10,710.00
   6/02/98                     $10,908.80                  $10,950.00
   6/03/98                     $10,695.89                  $10,660.00
   6/04/98                     $10,982.68                  $11,040.00
   6/05/98                     $11,088.44                  $11,170.00
   6/08/98                     $11,091.39                  $11,170.00
   6/09/98                     $11,242.64                  $11,350.00
   6/10/98                     $11,020.45                  $11,070.00
   6/11/98                     $10,890.05                  $10,910.00
   6/12/98                     $10,907.33                  $10,940.00
   6/15/98                     $10,784.01                  $10,790.00
   6/16/98                     $11,127.04                  $11,210.00
   6/17/98                     $11,248.15                  $11,360.00
   6/18/98                     $11,278.02                  $11,400.00
   6/19/98                     $11,391.78                  $11,550.00
   6/22/98                     $11,614.33                  $11,840.00
   6/23/98                     $11,967.75                  $12,290.00
   6/24/98                     $12,232.12                  $12,620.00
   6/25/98                     $12,050.54                  $12,380.00
   6/26/98                     $12,138.20                  $12,500.00
   6/29/98                     $12,310.68                  $12,720.00
   6/30/98                     $12,288.90                  $12,690.00
   7/01/98                     $12,461.66                  $12,920.00
   7/02/98                     $12,244.70                  $12,630.00
   7/06/98                     $12,337.05                  $12,750.00
   7/07/98                     $12,371.42                  $12,790.00
   7/08/98                     $12,661.06                  $13,180.00
   7/09/98                     $12,710.50                  $13,240.00
   7/10/98                     $12,783.00                  $13,340.00
   7/13/98                     $13,053.80                  $13,700.00
   7/14/98                     $13,031.29                  $13,670.00
   7/15/98                     $13,320.28                  $14,050.00
   7/16/98                     $13,348.22                  $14,080.00
   7/17/98                     $13,452.52                  $14,220.00
   7/20/98                     $13,470.16                  $14,220.00
   7/21/98                     $13,157.73                  $13,800.00
   7/22/98                     $13,145.69                  $13,800.00
   7/23/98                     $12,917.99                  $13,500.00
   7/24/98                     $12,943.72                  $13,530.00
   7/27/98                     $13,107.01                  $13,750.00
   7/28/98                     $12,802.94                  $13,340.00
   7/29/98                     $12,681.64                  $13,180.00
   7/30/98                     $13,067.31                  $13,690.00
   7/31/98                     $12,655.73                  $13,150.00
   8/03/98                     $12,574.68                  $13,040.00
   8/04/98                     $12,104.20                  $12,440.00
   8/05/98                     $12,220.54                  $12,590.00
   8/06/98                     $12,551.07                  $13,020.00
   8/07/98                     $12,534.53                  $12,990.00
   8/10/98                     $12,523.59                  $12,970.00
   8/11/98                     $12,222.65                  $12,590.00
   8/12/98                     $12,448.06                  $12,880.00
   8/13/98                     $12,298.55                  $12,690.00
   8/14/98                     $12,221.82                  $12,580.00
   8/17/98                     $12,568.71                  $13,050.00
   8/18/98                     $12,876.09                  $13,440.00
   8/19/98                     $12,848.70                  $13,390.00
   8/20/98                     $12,848.15                  $13,410.00
   8/21/98                     $12,632.85                  $13,130.00
   8/24/98                     $12,597.47                  $13,070.00
   8/25/98                     $12,757.64                  $13,300.00
   8/26/98                     $12,626.23                  $13,130.00
   8/27/98                     $12,058.63                  $12,400.00
   8/28/98                     $11,624.53                  $11,830.00
   8/31/98                     $10,478.66                  $10,410.00
   9/01/98                     $11,165.27                  $11,240.00
   9/02/98                     $11,223.89                  $11,300.00
   9/03/98                     $11,109.21                  $11,170.00
   9/04/98                     $11,076.59                  $11,110.00
   9/08/98                     $11,821.46                  $12,060.00
   9/09/98                     $11,594.49                  $11,760.00
   9/10/98                     $11,351.90                  $11,450.00
   9/11/98                     $11,855.73                  $12,090.00
   9/14/98                     $12,021.41                  $12,300.00
   9/15/98                     $12,168.07                  $12,470.00
   9/16/98                     $12,234.78                  $12,550.00
   9/17/98                     $11,870.34                  $12,070.00
   9/18/98                     $11,952.22                  $12,180.00
   9/21/98                     $12,200.32                  $12,500.00
   9/22/98                     $12,278.34                  $12,590.00
   9/23/98                     $12,815.53                  $13,290.00
   9/24/98                     $12,464.60                  $12,820.00
   9/25/98                     $12,773.63                  $13,240.00
   9/28/98                     $12,710.77                  $13,140.00
   9/29/98                     $12,725.84                  $13,180.00
   9/30/98                     $12,363.70                  $12,700.00
  10/01/98                     $11,704.48                  $11,840.00
  10/02/98                     $11,729.29                  $11,890.00
  10/05/98                     $11,097.45                  $11,070.00
  10/06/98                     $10,887.57                  $10,840.00
  10/07/98                     $10,577.44                  $10,440.00
  10/08/98                     $10,373.35                  $10,200.00
  10/09/98                     $11,007.31                  $11,000.00
  10/12/98                     $11,425.68                  $11,500.00
  10/13/98                     $11,090.28                  $11,060.00
  10/14/98                     $11,354.65                  $11,400.00
  10/15/98                     $11,942.66                  $12,140.00
  10/16/98                     $11,889.82                  $12,050.00
  10/19/98                     $12,039.24                  $12,250.00
  10/20/98                     $11,910.00                  $11,791.68
  10/21/98                     $12,490.00                  $12,240.29
  10/22/98                     $12,780.00                  $12,452.93
  10/23/98                     $12,580.00                  $12,318.86
  10/26/98                     $12,930.00                  $12,579.19
  10/27/98                     $12,730.00                  $12,435.93
  10/28/98                     $13,060.00                  $12,680.54
  10/29/98                     $13,240.00                  $12,830.69
  10/30/98                     $13,280.00                  $12,869.47
  11/02/98                     $13,490.00                  $13,037.35
  11/03/98                     $13,270.00                  $12,880.59
  11/04/98                     $13,670.00                  $13,177.12
  11/05/98                     $13,770.00                  $13,251.00
  11/06/98                     $13,970.00                  $13,400.78
  11/09/98                     $14,080.00                  $13,486.15
  11/10/98                     $14,180.00                  $13,576.66
  11/11/98                     $14,260.00                  $13,606.34
  11/12/98                     $14,070.00                  $13,476.13
  11/13/98                     $14,050.00                  $13,464.00
  11/16/98                     $14,170.00                  $13,559.38
  11/17/98                     $14,450.00                  $13,770.27
  11/18/98                     $14,640.00                  $13,920.42
  11/19/98                     $14,900.00                  $14,127.73
  11/20/98                     $14,990.00                  $14,189.94
  11/23/98                     $15,540.00                  $14,601.98
  11/24/98                     $15,430.00                  $14,526.35
  11/25/98                     $15,650.00                  $14,688.54
  11/27/98                     $16,020.00                  $14,963.01
  11/30/98                     $15,140.00                  $14,316.20
  12/01/98                     $16,080.00                  $15,001.42
  12/02/98                     $15,900.00                  $14,877.92
  12/03/98                     $15,350.00                  $14,461.57
  12/04/98                     $16,040.00                  $14,978.27
  12/07/98                     $16,600.00                  $15,409.05
  12/08/98                     $16,490.00                  $15,328.83
  12/09/98                     $16,700.00                  $15,487.07
  12/10/98                     $16,300.00                  $15,187.32
  12/11/98                     $16,570.00                  $15,391.78
  12/14/98                     $15,877.98                  $14,831.98
  12/15/98                     $16,430.00                  $15,288.58
  12/16/98                     $16,339.67                  $15,219.66
  12/17/98                     $16,741.13                  $15,526.12
  12/18/98                     $17,303.18                  $15,943.03
  12/21/98                     $17,985.68                  $16,423.62
  12/22/98                     $17,734.76                  $16,244.61
  12/23/98                     $18,427.29                  $16,714.54
  12/24/98                     $18,216.52                  $16,595.82
  12/28/98                     $18,417.25                  $16,760.76
  12/29/98                     $18,397.18                  $16,754.51
  12/30/98                     $18,116.15                  $16,641.12
  12/31/98                     $18,216.52                  $16,871.22
   1/04/99                     $18,497.55                  $17,040.11
   1/05/99                     $19,129.85                  $17,486.79
   1/06/99                     $19,882.60                  $18,046.86
   1/07/99                     $19,912.71                  $18,068.92
   1/08/99                     $20,003.04                  $18,136.09
   1/11/99                     $20,344.29                  $18,379.78
   1/12/99                     $19,581.50                  $17,824.49
   1/13/99                     $19,681.87                  $17,906.82
   1/14/99                     $19,139.89                  $17,515.46
   1/15/99                     $20,093.37                  $18,209.23
   1/19/99                     $20,735.72                  $18,687.89
   1/20/99                     $20,745.76                  $18,687.89
   1/21/99                     $19,782.24                  $18,026.74
   1/22/99                     $19,832.42                  $18,049.25
   1/25/99                     $20,274.03                  $18,352.03
   1/26/99                     $21,087.00                  $18,949.69
   1/27/99                     $20,675.50                  $18,657.11
   1/28/99                     $21,608.91                  $19,339.22
   1/29/99                     $21,889.93                  $19,546.89
   2/01/99                     $21,930.08                  $19,581.25
   2/02/99                     $21,257.62                  $19,101.22
   2/03/99                     $21,779.53                  $19,480.27
   2/04/99                     $20,605.24                  $18,632.30
   2/05/99                     $20,083.34                  $18,274.20
   2/08/99                     $20,665.46                  $18,693.87
   2/09/99                     $19,400.84                  $17,783.87
   2/10/99                     $19,511.25                  $17,865.20
   2/11/99                     $20,765.83                  $18,788.70
   2/12/99                     $19,671.83                  $17,997.70
   2/16/99                     $19,601.58                  $17,959.94
   2/17/99                     $18,838.79                  $17,379.92
   2/18/99                     $18,999.38                  $17,515.18
   2/19/99                     $19,310.51                  $17,751.16
   2/22/99                     $20,123.48                  $18,343.03
   2/23/99                     $20,494.84                  $18,637.54
   2/24/99                     $20,033.15                  $18,278.34
   2/25/99                     $19,812.35                  $18,142.80
   2/26/99                     $19,220.18                  $17,691.52
   3/01/99                     $19,370.73                  $17,805.65
   3/02/99                     $18,748.46                  $17,355.02
   3/03/99                     $18,878.94                  $17,457.48
   3/04/99                     $19,260.33                  $17,762.74
   3/05/99                     $19,762.16                  $18,101.26
   3/08/99                     $20,545.02                  $18,691.02
   3/09/99                     $20,474.77                  $18,640.66
   3/10/99                     $20,625.32                  $18,732.00
   3/11/99                     $20,675.50                  $18,780.24
   3/12/99                     $20,213.81                  $18,460.46
   3/15/99                     $20,866.20                  $18,932.60
   3/16/99                     $21,026.78                  $19,051.78
   3/17/99                     $20,926.42                  $18,970.82
   3/18/99                     $21,398.14                  $19,322.49
   3/19/99                     $20,735.72                  $18,871.49
   3/22/99                     $20,414.55                  $18,627.52
   3/23/99                     $19,581.50                  $18,022.61
   3/24/99                     $20,243.92                  $18,502.64
   3/25/99                     $21,117.11                  $19,144.04
   3/26/99                     $20,906.34                  $18,996.55
   3/29/99                     $21,879.90                  $19,707.42
   3/30/99                     $21,639.02                  $19,533.10
   3/31/99                     $21,398.14                  $19,355.75
   4/01/99                     $21,889.93                  $19,720.93
   4/05/99                     $22,833.38                  $20,396.42
   4/06/99                     $22,823.34                  $20,388.97
   4/07/99                     $22,482.10                  $20,145.10
   4/08/99                     $22,893.60                  $20,443.37
   4/09/99                     $22,993.97                  $20,514.31
   4/12/99                     $22,813.31                  $20,392.46
   4/13/99                     $22,271.33                  $19,988.05
   4/14/99                     $21,337.92                  $19,330.39
   4/15/99                     $21,749.42                  $19,626.10
   4/16/99                     $21,046.86                  $19,172.62
   4/19/99                     $19,601.58                  $18,082.61
   4/20/99                     $20,374.40                  $18,656.38
   4/21/99                     $21,368.03                  $19,350.52
   4/22/99                     $22,311.47                  $20,064.23
   4/23/99                     $22,652.72                  $20,311.88
   4/26/99                     $23,295.06                  $20,773.35
   4/27/99                     $22,622.61                  $20,280.54
   4/28/99                     $21,859.82                  $19,760.53
   4/29/99                     $21,458.36                  $19,474.29
   4/30/99                     $21,729.35                  $19,631.43
   5/03/99                     $21,709.27                  $19,645.76
   5/04/99                     $21,197.40                  $19,274.52
   5/05/99                     $21,950.15                  $19,809.51
   5/06/99                     $20,966.56                  $19,100.67
   5/07/99                     $21,448.32                  $19,459.96
   5/10/99                     $21,659.09                  $19,616.36
   5/11/99                     $22,160.92                  $19,994.03
   5/12/99                     $22,682.83                  $20,378.41
   5/13/99                     $22,201.07                  $20,023.71
   5/14/99                     $21,518.58                  $19,528.14
   5/17/99                     $22,140.85                  $19,993.02
   5/18/99                     $21,950.15                  $19,841.58
   5/19/99                     $22,291.40                  $20,089.13
   5/20/99                     $21,679.16                  $19,664.14
   5/21/99                     $21,347.95                  $19,429.36
   5/24/99                     $20,665.46                  $18,934.90
   5/25/99                     $19,892.64                  $18,369.31
   5/26/99                     $20,555.06                  $18,865.52
   5/27/99                     $20,534.99                  $18,838.41
   5/28/99                     $21,016.75                  $19,202.39
   6/01/99                     $20,243.92                  $18,615.12
   6/02/99                     $20,826.05                  $19,063.08
   6/03/99                     $20,294.11                  $18,657.48
   6/04/99                     $21,257.62                  $19,383.50
   6/07/99                     $21,799.60                  $19,781.21
   6/08/99                     $20,966.56                  $19,175.28
   6/09/99                     $21,558.72                  $19,623.06
   6/10/99                     $21,117.11                  $19,276.73
   6/11/99                     $20,685.54                  $18,950.52
   6/14/99                     $20,253.96                  $18,643.88
   6/15/99                     $20,605.24                  $18,912.66
   6/16/99                     $21,970.23                  $19,917.21
   6/17/99                     $22,261.29                  $20,131.68
   6/18/99                     $22,441.95                  $20,266.11
   6/21/99                     $23,234.84                  $20,846.86
   6/22/99                     $22,492.13                  $20,306.82
   6/23/99                     $22,853.45                  $20,577.35
   6/24/99                     $22,170.96                  $20,076.91
   6/25/99                     $22,170.96                  $20,085.09
   6/28/99                     $22,883.56                  $20,619.71
   6/29/99                     $23,345.25                  $20,951.62
   6/30/99                     $23,586.13                  $21,105.17
   7/01/99                     $23,907.30                  $21,339.95
   7/02/99                     $24,248.55                  $21,574.82
   7/06/99                     $24,027.74                  $21,417.23
   7/07/99                     $24,128.11                  $21,508.57
   7/08/99                     $24,549.65                  $21,820.17
   7/09/99                     $24,800.56                  $21,989.62
   7/12/99                     $24,670.09                  $21,908.94
   7/13/99                     $24,539.61                  $21,811.72
   7/14/99                     $25,111.70                  $22,210.43
   7/15/99                     $25,252.21                  $22,322.72
   7/16/99                     $25,643.64                  $22,600.32
   7/19/99                     $25,202.03                  $22,279.99
   7/20/99                     $23,967.52                  $21,404.27
   7/21/99                     $24,358.95                  $21,719.55
   7/22/99                     $23,355.28                  $20,968.71
   7/23/99                     $23,566.05                  $21,153.41
   7/26/99                     $22,712.94                  $20,523.87
   7/27/99                     $23,616.24                  $21,215.53
   7/28/99                     $23,987.59                  $21,445.26
   7/29/99                     $23,084.30                  $20,795.41
   7/30/99                     $23,164.59                  $20,867.72
   8/02/99                     $23,084.30                  $20,811.49
   8/03/99                     $22,763.12                  $20,575.97
   8/04/99                     $22,311.47                  $20,255.73
   8/05/99                     $22,642.68                  $20,512.11
   8/06/99                     $22,401.80                  $20,327.59
   8/09/99                     $22,080.63                  $20,102.09
   8/10/99                     $21,779.53                  $19,883.02
   8/11/99                     $22,753.09                  $20,600.05
   8/12/99                     $22,401.80                  $20,347.62
   8/13/99                     $23,576.09                  $21,199.72
   8/16/99                     $23,666.42                  $21,255.04
   8/17/99                     $23,957.48                  $21,478.25
   8/18/99                     $23,706.57                  $21,294.65
   8/19/99                     $23,214.77                  $20,939.95
   8/20/99                     $23,696.53                  $21,273.33
   8/23/99                     $24,599.83                  $21,923.92
   8/24/99                     $24,820.64                  $22,098.05
   8/25/99                     $25,553.31                  $22,613.55
   8/26/99                     $24,991.26                  $22,212.73
   8/27/99                     $24,770.45                  $22,077.37
   8/30/99                     $24,328.84                  $21,749.41
   8/31/99                     $24,690.16                  $22,025.00
  9/1/1999                     $24,810.60                  $22,099.16
  9/2/1999                     $24,650.02                  $21,985.76
  9/3/1999                     $26,105.33                  $23,034.14
  9/7/1999                     $25,914.64                  $22,897.50
  9/8/1999                     $25,442.91                  $22,556.13
  9/9/1999                     $26,095.30                  $23,023.21
 9/10/1999                     $26,496.76                  $23,290.70
 9/13/1999                     $25,834.34                  $22,817.37
 9/14/1999                     $26,306.07                  $23,179.05
 9/15/1999                     $25,553.32                  $22,633.50
 9/16/1999                     $25,583.43                  $22,668.33
 9/17/1999                     $26,476.69                  $23,311.84
 9/20/1999                     $26,587.09                  $23,389.94
 9/21/1999                     $25,663.72                  $22,731.36
 9/22/1999                     $26,165.55                  $23,100.76
 9/23/1999                     $24,720.27                  $22,081.97
 9/24/1999                     $24,690.16                  $22,049.90
 9/27/1999                     $25,011.34                  $22,297.36
 9/28/1999                     $25,031.41                  $22,312.07
 9/29/1999                     $24,639.98                  $22,042.55
 9/30/1999                     $24,780.49                  $22,126.36
 10/1/1999                     $24,740.35                  $22,094.65
 10/4/1999                     $25,533.24                  $22,677.88
 10/5/1999                     $25,593.46                  $22,710.78
 10/6/1999                     $26,326.14                  $23,270.39
 10/7/1999                     $26,306.07                  $23,266.72
 10/8/1999                     $26,627.24                  $23,481.38
10/11/1999                     $26,918.30                  $23,697.50
10/12/1999                     $26,245.85                  $23,219.12
10/13/1999                     $25,302.40                  $22,554.47
10/14/1999                     $25,503.13                  $22,706.09
10/15/1999                     $24,589.80                  $22,088.77
10/18/1999                     $24,077.93                  $21,705.59
10/19/1999                     $24,057.86                  $21,706.87
10/20/1999                     $25,362.62                  $22,662.91
10/21/1999                     $25,533.24                  $22,762.61
10/22/1999                     $25,683.79                  $22,843.10
10/25/1999                     $25,623.57                  $22,827.39
10/26/1999                     $25,372.66                  $22,663.92
10/27/1999                     $25,282.33                  $22,581.77
10/28/1999                     $26,346.21                  $23,339.59
10/29/1999                     $27,570.68                  $24,235.61
 11/1/1999                     $27,289.66                  $24,041.91
 11/2/1999                     $27,430.17                  $24,139.59
 11/3/1999                     $28,002.26                  $24,559.80
 11/4/1999                     $28,423.80                  $24,839.06
 11/5/1999                     $29,126.37                  $25,322.31
 11/8/1999                     $29,507.76                  $25,603.22
 11/9/1999                     $29,206.66                  $25,394.72
11/10/1999                     $29,648.27                  $25,707.43
11/11/1999                     $30,330.76                  $26,187.10
11/12/1999                     $30,862.71                  $26,546.39
11/15/1999                     $30,692.08                  $26,426.56
11/16/1999                     $31,575.31                  $27,018.16
11/17/1999                     $31,163.81                  $26,755.72
11/18/1999                     $32,318.02                  $27,599.27
11/19/1999                     $32,649.23                  $27,832.21
11/22/1999                     $32,910.18                  $28,023.07
11/23/1999                     $32,237.73                  $27,565.18
11/24/1999                     $33,683.01                  $28,564.40
11/26/1999                     $33,783.37                  $28,638.83
11/29/1999                     $33,070.77                  $28,148.23
11/30/1999                     $31,766.00                  $27,261.30
 12/1/1999                     $32,167.47                  $27,542.21
 12/2/1999                     $33,662.93                  $28,563.94
 12/3/1999                     $34,506.01                  $29,151.12
 12/6/1999                     $34,777.00                  $29,323.14
 12/7/1999                     $34,947.62                  $29,451.70
 12/8/1999                     $34,375.53                  $29,074.94
 12/9/1999                     $34,395.61                  $29,106.55
12/10/1999                     $34,907.48                  $29,435.16
12/13/1999                     $35,449.46                  $29,794.36
12/14/1999                     $34,425.72                  $29,104.44
12/15/1999                     $35,379.20                  $29,765.04
12/16/1999                     $36,663.89                  $30,620.82
12/17/1999                     $37,015.46                  $30,873.98
12/20/1999                     $37,437.35                  $31,151.03
12/21/1999                     $39,396.10                  $32,423.90
12/22/1999                     $39,767.77                  $32,734.12
12/23/1999                     $40,169.56                  $32,991.32
12/27/1999                     $40,270.01                  $33,066.95
12/28/1999                     $40,008.84                  $32,896.40
12/29/1999                     $41,545.71                  $33,904.72
12/30/1999                     $41,435.22                  $33,849.49
12/31/1999                     $41,756.66                  $34,071.50
  1/3/2000                     $42,921.87                  $34,831.62
  1/4/2000                     $39,416.19                  $32,586.27
  1/5/2000                     $38,833.59                  $32,228.91
  1/6/2000                     $36,493.13                  $30,698.93
  1/7/2000                     $39,165.07                  $32,433.73
 1/10/2000                     $41,796.84                  $34,159.53
 1/11/2000                     $39,345.88                  $32,569.27
 1/12/2000                     $38,431.79                  $31,960.86
 1/13/2000                     $40,270.01                  $33,191.65
 1/14/2000                     $41,565.80                  $34,043.11
 1/18/2000                     $42,299.08                  $34,530.49
 1/19/2000                     $42,771.19                  $34,834.74
 1/20/2000                     $43,434.16                  $35,302.01
 1/21/2000                     $43,544.65                  $35,377.54
 1/24/2000                     $40,842.57                  $33,640.81
 1/25/2000                     $42,228.77                  $34,542.72
 1/26/2000                     $40,300.15                  $33,275.54
 1/27/2000                     $39,938.53                  $33,017.70
 1/28/2000                     $37,869.28                  $31,666.72
 1/31/2000                     $39,597.00                  $32,805.43
  2/1/2000                     $41,364.91                  $34,015.91
  2/2/2000                     $41,666.25                  $34,224.31
  2/3/2000                     $43,484.38                  $35,388.57
  2/4/2000                     $43,815.86                  $35,601.85
  2/7/2000                     $44,609.41                  $36,143.73
  2/8/2000                     $46,447.63                  $37,334.08
  2/9/2000                     $45,031.29                  $36,466.45
 2/10/2000                     $46,799.20                  $37,583.29
 2/11/2000                     $45,071.47                  $36,470.40
 2/14/2000                     $45,302.51                  $36,628.82
 2/15/2000                     $45,483.31                  $36,728.98
 2/16/2000                     $45,463.23                  $36,737.62
 2/17/2000                     $47,190.95                  $37,908.39
 2/18/2000                     $44,930.85                  $36,441.54
 2/22/2000                     $44,971.02                  $36,472.60
 2/23/2000                     $47,853.91                  $38,319.24
 2/24/2000                     $49,049.26                  $39,081.56
 2/25/2000                     $47,954.36                  $38,397.25
 2/28/2000                     $47,683.15                  $38,246.09
 2/29/2000                     $48,988.99                  $39,209.20
  3/1/2000                     $49,822.71                  $39,595.78
  3/2/2000                     $48,667.55                  $38,908.90
  3/3/2000                     $51,711.15                  $40,825.83
  3/6/2000                     $51,902.01                  $40,957.33
  3/7/2000                     $50,967.83                  $40,347.63
  3/8/2000                     $51,741.29                  $40,851.65
  3/9/2000                     $53,790.45                  $42,143.45
 3/10/2000                     $53,800.49                  $42,151.72
 3/13/2000                     $51,470.08                  $40,678.16
 3/14/2000                     $48,526.92                  $38,842.10
 3/15/2000                     $47,040.27                  $37,950.94
 3/16/2000                     $50,274.73                  $40,003.04
 3/17/2000                     $51,480.12                  $40,803.59
 3/20/2000                     $48,918.67                  $39,155.99
 3/21/2000                     $51,580.57                  $40,885.19
 3/22/2000                     $53,629.73                  $42,240.40
 3/23/2000                     $54,634.22                  $42,826.75
 3/24/2000                     $55,106.33                  $43,111.52
 3/27/2000                     $55,246.96                  $43,232.08
 3/28/2000                     $53,489.10                  $42,117.08
 3/29/2000                     $51,018.06                  $40,559.81
 3/30/2000                     $48,677.59                  $39,055.28
 3/31/2000                     $50,756.89                  $40,412.05
  4/3/2000                     $46,146.28                  $37,464.01
  4/4/2000                     $45,493.36                  $37,070.26
  4/5/2000                     $45,443.14                  $37,034.33
  4/6/2000                     $46,256.77                  $37,553.24
  4/7/2000                     $49,129.61                  $39,435.16
 4/10/2000                     $44,850.49                  $36,740.28
 4/11/2000                     $43,675.23                  $35,921.99
 4/12/2000                     $39,838.08                  $33,389.67
 4/13/2000                     $38,723.10                  $32,656.20
 4/14/2000                     $33,881.45                  $29,457.39
 4/17/2000                     $38,271.08                  $32,432.35
 4/18/2000                     $40,722.03                  $34,144.83
 4/19/2000                     $38,883.81                  $32,925.07
 4/20/2000                     $37,849.19                  $32,210.35
 4/24/2000                     $35,719.67                  $30,815.81
 4/25/2000                     $39,275.57                  $33,278.76
 4/26/2000                     $37,698.52                  $32,214.21
 4/27/2000                     $40,179.61                  $33,931.27
 4/28/2000                     $41,294.59                  $34,672.01
  5/1/2000                     $42,058.00                  $35,192.66
  5/2/2000                     $39,225.34                  $33,331.60
  5/3/2000                     $38,371.52                  $32,732.93
  5/4/2000                     $38,482.02                  $32,811.68
  5/5/2000                     $39,988.75                  $33,892.59
  5/8/2000                     $37,768.83                  $32,360.22
  5/9/2000                     $36,714.12                  $31,653.03
 5/10/2000                     $34,062.26                  $29,816.04
 5/11/2000                     $35,870.34                  $31,073.47
 5/12/2000                     $36,201.83                  $31,300.26
 5/15/2000                     $37,577.98                  $32,273.02
 5/16/2000                     $39,376.01                  $33,511.52
 5/17/2000                     $38,110.36                  $32,625.78
 5/18/2000                     $36,432.86                  $31,484.96
 5/19/2000                     $34,182.80                  $29,962.24
 5/22/2000                     $34,263.16                  $29,999.64
 5/23/2000                     $31,119.11                  $27,782.41
 5/24/2000                     $32,997.50                  $29,224.08
 5/25/2000                     $32,043.24                  $28,479.49
 5/26/2000                     $32,053.28                  $28,499.34
 5/30/2000                     $36,051.15                  $31,371.75
 5/31/2000                     $34,865.85                  $30,545.20
  6/1/2000                     $37,387.12                  $32,336.14
  6/2/2000                     $40,480.95                  $34,511.10
  6/5/2000                     $40,239.88                  $34,278.07
  6/6/2000                     $39,044.53                  $33,506.28
  6/7/2000                     $40,249.92                  $34,330.45
  6/8/2000                     $39,898.35                  $34,066.72
  6/9/2000                     $40,561.31                  $34,553.28
 6/12/2000                     $39,004.35                  $33,433.69
 6/13/2000                     $40,681.85                  $34,604.28
 6/14/2000                     $39,506.60                  $33,792.70
 6/15/2000                     $40,480.95                  $34,477.47
 6/16/2000                     $40,912.88                  $34,802.31
 6/19/2000                     $42,871.64                  $36,147.03
 6/20/2000                     $42,911.82                  $36,148.23
 6/21/2000                     $43,363.84                  $36,480.60
 6/22/2000                     $41,123.83                  $34,956.22
 6/23/2000                     $39,466.42                  $33,864.47
 6/26/2000                     $40,641.67                  $34,656.11
 6/27/2000                     $39,667.32                  $33,990.36
 6/28/2000                     $40,631.63                  $34,652.52
 6/29/2000                     $39,205.25                  $33,685.56
 6/30/2000                     $40,491.00                  $34,585.72
  7/3/2000                     $41,063.56                  $34,962.38
  7/5/2000                     $39,004.35                  $33,538.26
  7/6/2000                     $40,892.79                  $34,858.54
  7/7/2000                     $41,535.67                  $35,297.69
 7/10/2000                     $40,631.63                  $34,663.00
 7/11/2000                     $40,239.88                  $34,408.74
 7/12/2000                     $42,309.13                  $35,847.65
 7/13/2000                     $43,082.58                  $36,358.11
 7/14/2000                     $44,197.57                  $37,134.40
 7/17/2000                     $44,488.87                  $37,324.89
 7/18/2000                     $43,122.76                  $36,397.53
 7/19/2000                     $41,545.71                  $35,322.59
 7/20/2000                     $43,614.96                  $36,714.55
 7/21/2000                     $42,339.26                  $35,917.77
 7/24/2000                     $40,732.08                  $34,832.26
 7/25/2000                     $41,716.48                  $35,519.33
 7/26/2000                     $41,113.78                  $35,086.43
 7/27/2000                     $39,225.34                  $33,830.75
 7/28/2000                     $36,513.22                  $31,953.24
 7/31/2000                     $38,200.76                  $33,166.56
  8/1/2000                     $37,125.96                  $32,356.08
  8/2/2000                     $36,663.89                  $32,072.97
  8/3/2000                     $38,441.84                  $33,296.59
  8/4/2000                     $38,341.39                  $33,251.83
  8/7/2000                     $39,546.78                  $34,095.02
  8/8/2000                     $39,235.39                  $33,874.30
  8/9/2000                     $39,295.66                  $33,935.59
 8/10/2000                     $38,009.91                  $33,036.44
 8/11/2000                     $38,632.69                  $33,490.57
 8/14/2000                     $39,627.14                  $34,179.75
 8/15/2000                     $39,677.36                  $34,207.41
 8/16/2000                     $39,667.32                  $34,194.82
 8/17/2000                     $41,063.56                  $35,199.55
 8/18/2000                     $40,772.26                  $34,987.47
 8/21/2000                     $41,043.47                  $35,172.26
 8/22/2000                     $41,003.29                  $35,174.74
 8/23/2000                     $41,887.24                  $35,809.06
 8/24/2000                     $42,630.56                  $36,292.86
 8/25/2000                     $42,399.53                  $36,124.52
 8/28/2000                     $42,660.70                  $36,335.78
 8/29/2000                     $42,670.74                  $36,314.64
 8/30/2000                     $42,851.55                  $36,468.93
 8/31/2000                     $44,328.15                  $37,469.25

                                                  SINCE
                             1 YEAR            INCEPTION(2)
                             ------            ------------
OTC PLUS FUND                79.54%               68.05%
NASDAQ 100 INDEX(1)          70.12%               58.49%

The OTC Plus Fund seeks to provide daily investment returns that correspond to 125% of the return of the Nasdaq 100 Index ("NDX"). The principal securities in the Fund's portfolio include long positions in the 100 stocks that comprise the NDX, NDX futures contracts and options on the NDX. During the Fund's fiscal year, the NDX experienced considerable volatility: the NDX (and the Fund) gained through mid-March, declined from mid-March through the end of May and gained from June through the end of the fiscal year. Despite the volatility in the NDX and the decline in the market in the second half of the Fund's fiscal year, the Fund gained 79.54% for the year while the NDX gained 70.12%.

(1) RETURN DOES NOT INCLUDE CONTINUOUS REINVESTMENT OF DIVIDENDS.

(2) AVERAGE ANNUAL RATE OF RETURN.





           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
                                 OTC/SHORT FUND
--------------------------------------------------------------------------------

                                 INVESTOR CLASS

                  OCTOBER 16, 1997 - AUGUST 31, 2000

[GRAPH]


                             OTC/SHORT FUND              NASDAQ 100 INDEX(1)
  10/16/97                     $10,000.00                  $10,000.00
  10/17/97                      $9,779.33                  $10,410.00
  10/20/97                      $9,898.76                  $10,110.00
  10/21/97                     $10,101.60                   $9,720.00
  10/22/97                      $9,993.91                   $9,740.00
  10/23/97                      $9,775.06                   $9,950.00
  10/24/97                      $9,617.60                  $10,170.00
  10/27/97                      $8,903.65                  $10,940.00
  10/28/97                      $9,522.37                  $10,260.00
  10/29/97                      $9,366.73                  $10,430.00
  10/30/97                      $9,102.40                  $10,720.00
  10/31/97                      $9,274.50                  $10,520.00
  11/03/97                      $9,557.39                  $10,200.00
  11/04/97                      $9,529.19                  $10,220.00
  11/05/97                      $9,522.82                  $10,190.00
  11/06/97                      $9,406.85                  $10,290.00
  11/07/97                      $9,353.64                  $10,390.00
  11/10/97                      $9,201.00                  $10,560.00
  11/11/97                      $9,195.73                  $10,570.00
  11/12/97                      $8,915.39                  $10,890.00
  11/13/97                      $9,143.79                  $10,620.00
  11/14/97                      $9,349.36                  $10,380.00
  11/17/97                      $9,548.11                  $10,150.00
  11/18/97                      $9,426.31                  $10,290.00
  11/19/97                      $9,451.87                  $10,260.00
  11/20/97                      $9,664.45                  $10,020.00
  11/21/97                      $9,610.78                  $10,080.00
  11/24/97                      $9,370.92                  $10,450.00
  11/25/97                      $9,442.23                  $10,360.00
  11/26/97                      $9,498.44                  $10,300.00
  11/28/97                      $9,555.48                  $10,210.00
  12/01/97                      $9,816.71                  $10,040.00
  12/02/97                      $9,569.67                  $10,290.00
  12/03/97                      $9,656.53                  $10,190.00
  12/04/97                      $9,575.94                  $10,270.00
  12/05/97                      $9,735.21                  $10,120.00
  12/08/97                      $9,850.28                   $9,990.00
  12/09/97                      $9,556.93                  $10,280.00
  12/10/97                      $9,398.12                  $10,470.00
  12/11/97                      $9,113.14                  $10,690.00
  12/12/97                      $8,900.38                  $10,890.00
  12/15/97                      $8,953.96                  $10,870.00
  12/16/97                      $9,071.57                  $10,750.00
  12/17/97                      $8,947.13                  $10,900.00
  12/18/97                      $8,793.77                  $11,080.00
  12/19/97                      $8,822.25                  $11,050.00
  12/22/97                      $8,874.91                  $10,980.00
  12/23/97                      $8,637.32                  $11,280.00
  12/24/97                      $8,541.09                  $11,400.00
  12/26/97                      $8,678.26                  $11,220.00
  12/29/97                      $8,900.74                  $10,900.00
  12/30/97                      $9,082.03                  $10,660.00
  12/31/97                      $9,012.35                  $10,710.00
   1/02/98                      $9,170.90                  $10,590.00
   1/05/98                      $9,254.49                  $10,540.00
   1/06/98                      $9,153.25                  $10,600.00
   1/07/98                      $9,015.90                  $10,740.00
   1/08/98                      $9,046.37                  $10,740.00
   1/09/98                      $8,697.54                  $11,130.00
   1/12/98                      $8,833.80                  $10,940.00
   1/13/98                      $9,051.01                  $10,660.00
   1/14/98                      $9,063.02                  $10,750.00
   1/15/98                      $9,055.83                  $10,750.00
   1/16/98                      $9,149.43                  $10,660.00
   1/20/98                      $9,340.54                  $10,440.00
   1/21/98                      $9,337.26                  $10,370.00
   1/22/98                      $9,283.69                  $10,420.00
   1/23/98                      $9,318.62                  $10,370.00
   1/26/98                      $9,245.21                  $10,450.00
   1/27/98                      $9,421.31                  $10,240.00
   1/28/98                      $9,671.09                   $9,970.00
   1/29/98                      $9,723.66                   $9,920.00
   1/30/98                      $9,743.04                   $9,890.00
   2/02/98                     $10,014.64                   $9,620.00
   2/03/98                     $10,108.06                   $9,530.00
   2/04/98                     $10,227.95                   $9,420.00
   2/05/98                     $10,140.81                   $8,900.00
   2/06/98                     $10,317.82                   $8,740.00
   2/09/98                     $10,212.30                   $8,840.00
   2/10/98                     $10,367.57                   $8,700.00
   2/11/98                     $10,358.66                   $8,710.00
   2/12/98                     $10,413.14                   $8,660.00
   2/13/98                     $10,339.37                   $8,740.00
   2/17/98                     $10,266.06                   $8,800.00
   2/18/98                     $10,376.21                   $8,700.00
   2/19/98                     $10,521.84                   $8,588.00
   2/20/98                     $10,548.95                   $8,620.00
   2/23/98                     $10,783.62                   $8,440.00
   2/24/98                     $10,664.19                   $8,520.00
   2/25/98                     $10,918.79                   $8,330.00
   2/26/98                     $10,978.64                   $8,250.00
   2/27/98                     $10,861.85                   $8,340.00
   3/02/98                     $10,711.40                   $8,460.00
   3/03/98                     $10,694.39                   $8,470.00
   3/04/98                     $10,732.14                   $8,440.00
   3/05/98                     $10,249.69                   $8,830.00
   3/06/98                     $10,579.69                   $8,550.00
   3/09/98                     $10,263.69                   $8,810.00
   3/10/98                     $10,447.80                   $8,650.00
   3/11/98                     $10,495.64                   $8,620.00
   3/12/98                     $10,581.15                   $8,540.00
   3/13/98                     $10,635.90                   $8,500.00
   3/16/98                     $10,734.87                   $8,420.00
   3/17/98                     $10,623.17                   $8,510.00
   3/18/98                     $10,706.13                   $8,440.00
   3/19/98                     $10,789.35                   $8,370.00
   3/20/98                     $10,637.18                   $8,500.00
   3/23/98                     $10,725.86                   $8,420.00
   3/24/98                     $10,895.32                   $8,290.00
   3/25/98                     $11,050.05                   $8,170.00
   3/26/98                     $11,078.43                   $8,150.00
   3/27/98                     $11,021.12                   $8,190.00
   3/30/98                     $10,975.64                   $8,220.00
   3/31/98                     $11,103.17                   $8,150.00
   4/01/98                     $11,173.66                   $8,100.00
   4/02/98                     $11,189.76                   $8,090.00
   4/03/98                     $11,221.42                   $8,070.00
   4/06/98                     $10,964.09                   $8,260.00
   4/07/98                     $10,752.70                   $8,420.00
   4/08/98                     $10,833.92                   $8,350.00
   4/09/98                     $10,887.05                   $8,300.00
   4/13/98                     $10,942.26                   $8,260.00
   4/14/98                     $11,034.58                   $8,190.00
   4/15/98                     $11,200.49                   $8,060.00
   4/16/98                     $11,165.66                   $8,090.00
   4/17/98                     $11,199.49                   $8,070.00
   4/20/98                     $11,398.33                   $7,920.00
   4/21/98                     $11,549.24                   $7,810.00
   4/22/98                     $11,742.07                   $7,670.00
   4/23/98                     $11,448.09                   $7,860.00
   4/24/98                     $11,371.32                   $7,920.00
   4/27/98                     $11,097.62                   $8,110.00
   4/28/98                     $11,119.90                   $8,100.00
   4/29/98                     $11,275.08                   $7,990.00
   4/30/98                     $11,352.94                   $7,940.00
   5/01/98                     $11,383.96                   $7,920.00
   5/04/98                     $11,422.98                   $7,890.00
   5/05/98                     $11,345.21                   $7,950.00
   5/06/98                     $11,299.55                   $7,980.00
   5/07/98                     $11,121.54                   $8,110.00
   5/08/98                     $11,406.70                   $7,900.00
   5/11/98                     $11,257.89                   $8,000.00
   5/12/98                     $11,428.35                   $7,870.00
   5/13/98                     $11,489.02                   $7,830.00
   5/14/98                     $11,516.49                   $7,810.00
   5/15/98                     $11,365.41                   $7,910.00
   5/18/98                     $11,301.82                   $7,950.00
   5/19/98                     $11,420.89                   $7,870.00
   5/20/98                     $11,258.62                   $7,980.00
   5/21/98                     $11,130.82                   $8,070.00
   5/22/98                     $11,043.77                   $8,140.00
   5/26/98                     $10,916.33                   $8,230.00
   5/27/98                     $11,001.29                   $8,160.00
   5/28/98                     $11,050.14                   $8,130.00
   5/29/98                     $10,843.11                   $8,290.00
   6/01/98                     $10,601.88                   $8,470.00
   6/02/98                     $10,798.36                   $8,310.00
   6/03/98                     $10,587.60                   $8,480.00
   6/04/98                     $10,871.49                   $8,250.00
   6/05/98                     $10,976.19                   $8,160.00
   6/08/98                     $10,979.10                   $8,170.00
   6/09/98                     $11,128.82                   $8,060.00
   6/10/98                     $10,908.88                   $8,220.00
   6/11/98                     $10,779.80                   $8,310.00
   6/12/98                     $10,796.90                   $8,300.00
   6/15/98                     $10,674.83                   $8,390.00
   6/16/98                     $11,014.39                   $8,120.00
   6/17/98                     $11,134.28                   $8,030.00
   6/18/98                     $11,163.84                   $8,010.00
   6/19/98                     $11,276.45                   $7,930.00
   6/22/98                     $11,496.75                   $7,760.00
   6/23/98                     $11,846.59                   $7,520.00
   6/24/98                     $12,108.28                   $7,360.00
   6/25/98                     $11,928.54                   $7,470.00
   6/26/98                     $12,015.32                   $7,420.00
   6/29/98                     $12,186.05                   $7,310.00
   6/30/98                     $12,164.49                   $7,320.00
   7/01/98                     $12,335.50                   $7,210.00
   7/02/98                     $12,120.74                   $7,340.00
   7/06/98                     $12,212.16                   $7,280.00
   7/07/98                     $12,246.18                   $7,260.00
   7/08/98                     $12,532.88                   $7,080.00
   7/09/98                     $12,581.82                   $7,050.00
   7/10/98                     $12,653.59                   $7,010.00
   7/13/98                     $12,921.65                   $6,850.00
   7/14/98                     $12,899.36                   $6,860.00
   7/15/98                     $13,185.43                   $6,700.00
   7/16/98                     $13,213.08                   $6,690.00
   7/17/98                     $13,316.32                   $6,630.00
   7/20/98                     $13,333.79                   $6,640.00
   7/21/98                     $13,024.52                   $6,800.00
   7/22/98                     $13,012.61                   $6,800.00
   7/23/98                     $12,787.21                   $6,920.00
   7/24/98                     $12,812.68                   $6,900.00
   7/27/98                     $12,974.31                   $6,820.00
   7/28/98                     $12,673.32                   $6,980.00
   7/29/98                     $12,553.26                   $7,050.00
   7/30/98                     $12,935.02                   $6,830.00
   7/31/98                     $12,527.61                   $7,060.00
   8/03/98                     $12,447.38                   $7,100.00
   8/04/98                     $11,981.66                   $7,400.00
   8/05/98                     $12,096.82                   $7,330.00
   8/06/98                     $12,424.00                   $7,120.00
   8/07/98                     $12,407.63                   $7,140.00
   8/10/98                     $12,396.81                   $7,150.00
   8/11/98                     $12,098.91                   $7,320.00
   8/12/98                     $12,322.04                   $7,190.00
   8/13/98                     $12,174.04                   $7,270.00
   8/14/98                     $12,098.09                   $7,320.00
   8/17/98                     $12,441.47                   $7,110.00
   8/18/98                     $12,745.73                   $6,930.00
   8/19/98                     $12,718.62                   $6,950.00
   8/20/98                     $12,718.08                   $6,940.00
   8/21/98                     $12,504.96                   $7,060.00
   8/24/98                     $12,469.94                   $7,080.00
   8/25/98                     $12,628.48                   $6,990.00
   8/26/98                     $12,498.41                   $7,050.00
   8/27/98                     $11,936.55                   $7,370.00
   8/28/98                     $11,506.85                   $7,630.00
   8/31/98                     $10,372.57                   $8,380.00
   9/01/98                     $11,052.23                   $7,830.00
   9/02/98                     $11,110.26                   $7,800.00
   9/03/98                     $10,996.74                   $7,870.00
   9/04/98                     $10,964.45                   $7,900.00
   9/08/98                     $11,701.78                   $7,370.00
   9/09/98                     $11,477.11                   $7,510.00
   9/10/98                     $11,236.97                   $7,670.00
   9/11/98                     $11,735.71                   $7,330.00
   9/14/98                     $11,899.71                   $7,230.00
   9/15/98                     $12,044.88                   $7,150.00
   9/16/98                     $12,110.92                   $7,110.00
   9/17/98                     $11,750.17                   $7,330.00
   9/18/98                     $11,831.21                   $7,280.00
   9/21/98                     $12,076.81                   $7,130.00
   9/22/98                     $12,154.03                   $7,080.00
   9/23/98                     $12,685.79                   $6,770.00
   9/24/98                     $12,338.41                   $6,960.00
   9/25/98                     $12,644.31                   $6,790.00
   9/28/98                     $12,582.09                   $6,810.00
   9/29/98                     $12,597.01                   $6,800.00
   9/30/98                     $12,238.53                   $6,990.00
  10/01/98                     $11,585.98                   $7,360.00
  10/02/98                     $11,610.54                   $7,350.00
  10/05/98                     $10,985.10                   $7,750.00
  10/06/98                     $10,777.35                   $7,900.00
  10/07/98                     $10,470.36                   $8,120.00
  10/08/98                     $10,268.33                   $8,270.00
  10/09/98                     $10,895.87                   $7,760.00
  10/12/98                     $11,310.01                   $7,460.00
  10/13/98                     $10,978.01                   $7,680.00
  10/14/98                     $11,239.70                   $7,500.00
  10/15/98                     $11,821.75                   $7,120.00
  10/16/98                     $11,769.45                   $7,150.00
  10/19/98                     $11,917.35                   $7,060.00
  10/20/98                     $11,672.31                   $7,210.00
  10/21/98                     $12,116.38                   $6,930.00
  10/22/98                     $12,326.86                   $6,810.00
  10/23/98                     $12,194.15                   $6,890.00
  10/26/98                     $12,451.84                   $6,740.00
  10/27/98                     $12,310.03                   $6,820.00
  10/28/98                     $12,552.17                   $6,690.00
  10/29/98                     $12,700.80                   $6,610.00
  10/30/98                     $12,739.18                   $6,590.00
  11/02/98                     $12,905.37                   $6,510.00
  11/03/98                     $12,750.19                   $6,590.00
  11/04/98                     $13,043.72                   $6,440.00
  11/05/98                     $13,116.85                   $6,400.00
  11/06/98                     $13,265.11                   $6,320.00
  11/09/98                     $13,349.62                   $6,280.00
  11/10/98                     $13,439.21                   $6,250.00
  11/11/98                     $13,468.59                   $6,220.00
  11/12/98                     $13,339.70                   $6,280.00
  11/13/98                     $13,327.69                   $6,290.00
  11/16/98                     $13,422.11                   $6,240.00
  11/17/98                     $13,630.87                   $6,140.00
  11/18/98                     $13,779.49                   $6,090.00
  11/19/98                     $13,984.70                   $5,990.00
  11/20/98                     $14,046.28                   $5,960.00
  11/23/98                     $14,454.15                   $5,790.00
  11/24/98                     $14,379.29                   $5,810.00
  11/25/98                     $14,539.83                   $5,760.00
  11/27/98                     $14,811.53                   $5,650.00
  11/30/98                     $14,171.26                   $5,920.00
  12/01/98                     $14,849.55                   $5,620.00
  12/02/98                     $14,727.30                   $5,670.00
  12/03/98                     $14,315.16                   $5,830.00
  12/04/98                     $14,826.63                   $5,620.00
  12/07/98                     $15,253.05                   $5,460.00
  12/08/98                     $15,173.64                   $5,490.00
  12/09/98                     $15,330.28                   $5,430.00
  12/10/98                     $15,033.56                   $5,540.00
  12/11/98                     $15,235.95                   $5,460.00
  12/14/98                     $14,681.82                   $5,675.27
  12/15/98                     $15,133.80                   $5,495.11
  12/16/98                     $15,065.58                   $5,515.12
  12/17/98                     $15,368.94                   $5,405.02
  12/18/98                     $15,781.62                   $5,254.88
  12/21/98                     $16,257.35                   $5,084.72
  12/22/98                     $16,080.15                   $5,154.79
  12/23/98                     $16,545.33                   $4,994.64
  12/24/98                     $16,427.81                   $5,034.68
  12/28/98                     $16,591.08                   $4,994.64
  12/29/98                     $16,584.89                   $4,994.64
  12/30/98                     $16,472.65                   $5,054.70
  12/31/98                     $16,700.41                   $5,034.68
   1/04/99                     $16,867.60                   $4,974.62
   1/05/99                     $17,309.76                   $4,824.48
   1/06/99                     $17,864.16                   $4,654.32
   1/07/99                     $17,885.99                   $4,654.32
   1/08/99                     $17,952.48                   $4,634.31
   1/11/99                     $18,193.71                   $4,564.24
   1/12/99                     $17,644.04                   $4,704.37
   1/13/99                     $17,725.54                   $4,674.34
   1/14/99                     $17,338.14                   $4,784.45
   1/15/99                     $18,024.89                   $4,604.28
   1/19/99                     $18,498.70                   $4,444.13
   1/20/99                     $18,498.70                   $4,424.11
   1/21/99                     $17,844.24                   $4,584.26
   1/22/99                     $17,866.52                   $4,594.27
   1/25/99                     $18,166.24                   $4,504.19
   1/26/99                     $18,757.84                   $4,334.03
   1/27/99                     $18,468.23                   $4,394.08
   1/28/99                     $19,143.43                   $4,223.92
   1/29/99                     $19,349.00                   $4,183.89
   2/01/99                     $19,383.02                   $4,173.88
   2/02/99                     $18,907.84                   $4,273.97
   2/03/99                     $19,283.05                   $4,193.90
   2/04/99                     $18,443.67                   $4,364.05
   2/05/99                     $18,089.20                   $4,464.15
   2/08/99                     $18,504.61                   $4,354.05
   2/09/99                     $17,603.83                   $4,564.24
   2/10/99                     $17,684.33                   $4,554.23
   2/11/99                     $18,598.48                   $4,324.02
   2/12/99                     $17,815.50                   $4,504.19
   2/16/99                     $17,778.11                   $4,514.19
   2/17/99                     $17,203.97                   $4,664.33
   2/18/99                     $17,337.86                   $4,624.30
   2/19/99                     $17,571.45                   $4,564.24
   2/22/99                     $18,157.33                   $4,414.10
   2/23/99                     $18,448.85                   $4,344.04
   2/24/99                     $18,093.29                   $4,424.11
   2/25/99                     $17,959.12                   $4,454.14
   2/26/99                     $17,512.42                   $4,564.24
   3/01/99                     $17,625.39                   $4,534.21
   3/02/99                     $17,179.32                   $4,644.32
   3/03/99                     $17,280.74                   $4,624.30
   3/04/99                     $17,582.91                   $4,544.22
   3/05/99                     $17,918.01                   $4,454.14
   3/08/99                     $18,501.79                   $4,304.00
   3/09/99                     $18,451.95                   $4,304.00
   3/10/99                     $18,542.36                   $4,283.98
   3/11/99                     $18,590.11                   $4,263.96
   3/12/99                     $18,273.57                   $4,344.04
   3/15/99                     $18,740.93                   $4,233.93
   3/16/99                     $18,858.90                   $4,213.92
   3/17/99                     $18,778.77                   $4,223.92
   3/18/99                     $19,126.87                   $4,143.85
   3/19/99                     $18,680.44                   $4,243.94
   3/22/99                     $18,438.94                   $4,293.99
   3/23/99                     $17,840.15                   $4,434.12
   3/24/99                     $18,315.32                   $4,314.01
   3/25/99                     $18,950.23                   $4,153.86
   3/26/99                     $18,804.24                   $4,183.89
   3/29/99                     $19,507.90                   $4,033.75
   3/30/99                     $19,335.35                   $4,063.78
   3/31/99                     $19,159.80                   $4,093.80
   4/01/99                     $19,521.27                   $4,023.74
   4/05/99                     $20,189.92                   $3,883.61
   4/06/99                     $20,182.56                   $3,883.61
   4/07/99                     $19,941.15                   $3,933.65
   4/08/99                     $20,236.41                   $3,883.61
   4/09/99                     $20,306.63                   $3,863.59
   4/12/99                     $20,186.01                   $3,893.62
   4/13/99                     $19,785.70                   $3,963.68
   4/14/99                     $19,134.69                   $4,093.80
   4/15/99                     $19,427.41                   $4,033.75
   4/16/99                     $18,978.51                   $4,133.84
   4/19/99                     $17,899.54                   $4,364.05
   4/20/99                     $18,467.50                   $4,223.92
   4/21/99                     $19,154.62                   $4,063.78
   4/22/99                     $19,861.10                   $3,903.63
   4/23/99                     $20,106.24                   $3,853.58
   4/26/99                     $20,563.04                   $3,773.51
   4/27/99                     $20,075.22                   $3,853.58
   4/28/99                     $19,560.48                   $3,963.68
   4/29/99                     $19,277.14                   $4,013.73
   4/30/99                     $19,432.68                   $3,983.70
   5/03/99                     $19,446.87                   $3,983.70
   5/04/99                     $19,079.39                   $4,053.77
   5/05/99                     $19,608.96                   $3,943.66
   5/06/99                     $18,907.29                   $4,083.79
   5/07/99                     $19,262.95                   $4,013.73
   5/10/99                     $19,417.76                   $3,983.70
   5/11/99                     $19,791.61                   $3,903.63
   5/12/99                     $20,172.10                   $3,823.55
   5/13/99                     $19,820.99                   $3,893.62
   5/14/99                     $19,330.44                   $3,983.70
   5/17/99                     $19,790.61                   $3,893.62
   5/18/99                     $19,640.71                   $3,913.64
   5/19/99                     $19,885.75                   $3,863.59
   5/20/99                     $19,465.06                   $3,953.67
   5/21/99                     $19,232.66                   $4,003.72
   5/24/99                     $18,743.20                   $4,103.81
   5/25/99                     $18,183.34                   $4,223.92
   5/26/99                     $18,674.53                   $4,113.82
   5/27/99                     $18,647.69                   $4,123.83
   5/28/99                     $19,007.99                   $4,043.76
   6/01/99                     $18,426.66                   $4,163.87
   6/02/99                     $18,870.09                   $4,063.78
   6/03/99                     $18,468.59                   $4,143.85
   6/04/99                     $19,187.27                   $3,993.71
   6/07/99                     $19,580.95                   $3,909.63
   6/08/99                     $18,981.15                   $4,017.73
   6/09/99                     $19,424.40                   $3,921.64
   6/10/99                     $19,081.57                   $3,993.71
   6/11/99                     $18,758.66                   $4,061.77
   6/14/99                     $18,455.13                   $4,125.83
   6/15/99                     $18,721.19                   $4,067.78
   6/16/99                     $19,715.57                   $3,847.57
   6/17/99                     $19,927.87                   $3,803.53
   6/18/99                     $20,060.94                   $3,777.51
   6/21/99                     $20,635.81                   $3,667.41
   6/22/99                     $20,101.24                   $3,765.50
   6/23/99                     $20,369.03                   $3,713.45
   6/24/99                     $19,873.66                   $3,803.53
   6/25/99                     $19,881.75                   $3,801.53
   6/28/99                     $20,410.96                   $3,699.44
   6/29/99                     $20,739.51                   $3,639.38
   6/30/99                     $20,891.50                   $3,617.36
   7/01/99                     $21,123.91                   $3,575.32
   7/02/99                     $21,356.40                   $3,539.29
   7/06/99                     $21,200.40                   $3,561.31
   7/07/99                     $21,290.82                   $3,535.28
   7/08/99                     $21,599.27                   $3,475.23
   7/09/99                     $21,767.00                   $3,455.21
   7/12/99                     $21,687.13                   $3,469.22
   7/13/99                     $21,590.90                   $3,487.24
   7/14/99                     $21,985.57                   $3,421.18
   7/15/99                     $22,096.73                   $3,405.16
   7/16/99                     $22,371.52                   $3,359.12
   7/19/99                     $22,054.43                   $3,413.17
   7/20/99                     $21,187.58                   $3,533.28
   7/21/99                     $21,499.66                   $3,481.23
   7/22/99                     $20,756.43                   $3,601.35
   7/23/99                     $20,939.26                   $3,571.32
   7/26/99                     $20,316.09                   $3,679.42
   7/27/99                     $21,000.75                   $3,549.30
   7/28/99                     $21,228.15                   $3,511.26
   7/29/99                     $20,584.88                   $3,617.36
   7/30/99                     $20,656.46                   $3,611.36
   8/02/99                     $20,600.79                   $3,621.36
   8/03/99                     $20,367.66                   $3,661.40
   8/04/99                     $20,050.67                   $3,723.46
   8/05/99                     $20,304.44                   $3,677.42
   8/06/99                     $20,121.80                   $3,711.45
   8/09/99                     $19,898.58                   $3,753.49
   8/10/99                     $19,681.73                   $3,793.52
   8/11/99                     $20,391.49                   $3,659.40
   8/12/99                     $20,141.63                   $3,707.44
   8/13/99                     $20,985.10                   $3,553.30
   8/16/99                     $21,039.86                   $3,537.29
   8/17/99                     $21,260.80                   $3,509.26
   8/18/99                     $21,079.06                   $3,539.29
   8/19/99                     $20,727.96                   $3,595.34
   8/20/99                     $21,057.96                   $3,537.29
   8/23/99                     $21,701.96                   $3,429.19
   8/24/99                     $21,874.33                   $3,401.16
   8/25/99                     $22,384.62                   $3,327.09
   8/26/99                     $21,987.85                   $3,387.15
   8/27/99                     $21,853.86                   $3,411.17
   8/30/99                     $21,529.22                   $3,461.22
   8/31/99                     $21,802.02                   $3,415.17
  9/1/1999                     $21,875.43                   $3,403.16
  9/2/1999                     $21,763.18                   $3,421.18
  9/3/1999                     $22,800.95                   $3,259.02
  9/7/1999                     $22,665.69                   $3,279.04
  9/8/1999                     $22,327.77                   $3,329.09
  9/9/1999                     $22,790.12                   $3,263.03
 9/10/1999                     $23,054.91                   $3,224.99
 9/13/1999                     $22,586.37                   $3,299.06
 9/14/1999                     $22,944.39                   $3,245.01
 9/15/1999                     $22,404.36                   $3,325.09
 9/16/1999                     $22,438.83                   $3,319.08
 9/17/1999                     $23,075.83                   $3,226.99
 9/20/1999                     $23,153.15                   $3,214.98
 9/21/1999                     $22,501.23                   $3,307.07
 9/22/1999                     $22,866.89                   $3,251.02
 9/23/1999                     $21,858.42                   $3,393.15
 9/24/1999                     $21,826.67                   $3,399.15
 9/27/1999                     $22,071.63                   $3,361.12
 9/28/1999                     $22,086.18                   $3,359.12
 9/29/1999                     $21,819.39                   $3,397.15
 9/30/1999                     $21,902.35                   $3,383.14
 10/1/1999                     $21,870.97                   $3,389.15
 10/4/1999                     $22,448.29                   $3,303.07
 10/5/1999                     $22,480.86                   $3,297.06
 10/6/1999                     $23,034.81                   $3,220.99
 10/7/1999                     $23,031.17                   $3,224.99
 10/8/1999                     $23,243.65                   $3,194.97
10/11/1999                     $23,457.59                   $3,164.94
10/12/1999                     $22,984.05                   $3,231.00
10/13/1999                     $22,326.13                   $3,321.08
10/14/1999                     $22,476.22                   $3,299.06
10/15/1999                     $21,865.15                   $3,391.15
10/18/1999                     $21,485.84                   $3,449.20
10/19/1999                     $21,487.12                   $3,449.20
10/20/1999                     $22,433.47                   $3,301.06
10/21/1999                     $22,532.16                   $3,283.05
10/22/1999                     $22,611.84                   $3,275.04
10/25/1999                     $22,596.29                   $3,275.04
10/26/1999                     $22,434.47                   $3,301.06
10/27/1999                     $22,353.15                   $3,311.07
10/28/1999                     $23,103.30                   $3,200.97
10/29/1999                     $23,990.25                   $3,058.84
 11/1/1999                     $23,798.51                   $3,082.86
 11/2/1999                     $23,895.20                   $3,068.85
 11/3/1999                     $24,311.16                   $3,008.79
 11/4/1999                     $24,587.59                   $2,974.76
 11/5/1999                     $25,065.95                   $2,916.71
 11/8/1999                     $25,344.02                   $2,882.68
 11/9/1999                     $25,137.63                   $2,906.70
11/10/1999                     $25,447.17                   $2,870.66
11/11/1999                     $25,921.98                   $2,814.61
11/12/1999                     $26,277.63                   $2,776.58
11/15/1999                     $26,159.02                   $2,788.59
11/16/1999                     $26,744.62                   $2,724.53
11/17/1999                     $26,484.84                   $2,750.55
11/18/1999                     $27,319.86                   $2,662.47
11/19/1999                     $27,550.44                   $2,642.45
11/22/1999                     $27,739.37                   $2,626.44
11/23/1999                     $27,286.11                   $2,672.48
11/24/1999                     $28,275.22                   $2,580.39
11/26/1999                     $28,348.89                   $2,574.39
11/29/1999                     $27,863.26                   $2,620.43
11/30/1999                     $26,985.31                   $2,702.51
 12/1/1999                     $27,263.37                   $2,672.48
 12/2/1999                     $28,274.76                   $2,576.39
 12/3/1999                     $28,856.00                   $2,522.34
 12/6/1999                     $29,026.28                   $2,508.33
 12/7/1999                     $29,153.53                   $2,496.32
 12/8/1999                     $28,780.59                   $2,530.35
 12/9/1999                     $28,811.88                   $2,528.35
12/10/1999                     $29,137.16                   $2,498.32
12/13/1999                     $29,492.72                   $2,470.29
12/14/1999                     $28,809.79                   $2,526.34
12/15/1999                     $29,463.70                   $2,474.30
12/16/1999                     $30,310.82                   $2,408.24
12/17/1999                     $30,561.41                   $2,388.08
12/20/1999                     $30,835.66                   $2,371.96
12/21/1999                     $32,095.64                   $2,281.27
12/22/1999                     $32,402.72                   $2,267.17
12/23/1999                     $32,657.32                   $2,247.01
12/27/1999                     $32,732.18                   $2,238.95
12/28/1999                     $32,563.36                   $2,255.08
12/29/1999                     $33,561.47                   $2,182.53
12/30/1999                     $33,506.80                   $2,188.57
12/31/1999                     $33,726.56                   $2,174.46
  1/3/2000                     $34,478.99                   $2,126.10
  1/4/2000                     $32,256.37                   $2,259.11
  1/5/2000                     $31,902.62                   $2,283.29
  1/6/2000                     $30,388.13                   $2,386.07
  1/7/2000                     $32,105.37                   $2,253.06
 1/10/2000                     $33,813.70                   $2,132.14
 1/11/2000                     $32,239.54                   $2,224.85
 1/12/2000                     $31,637.29                   $2,271.20
 1/13/2000                     $32,855.62                   $2,182.53
 1/14/2000                     $33,698.45                   $2,128.11
 1/18/2000                     $34,180.91                   $2,107.96
 1/19/2000                     $34,482.08                   $2,089.82
 1/20/2000                     $34,944.61                   $2,067.66
 1/21/2000                     $35,019.38                   $2,067.66
 1/24/2000                     $33,300.23                   $2,166.40
 1/25/2000                     $34,193.01                   $2,107.96
 1/26/2000                     $32,938.66                   $2,182.53
 1/27/2000                     $32,683.43                   $2,196.63
 1/28/2000                     $31,346.13                   $2,283.29
 1/31/2000                     $32,473.31                   $2,188.57
  2/1/2000                     $33,671.53                   $2,116.02
  2/2/2000                     $33,877.83                   $2,107.96
  2/3/2000                     $35,030.30                   $2,037.43
  2/4/2000                     $35,241.42                   $2,025.34
  2/7/2000                     $35,777.81                   $2,001.15
  2/8/2000                     $36,956.11                   $1,932.63
  2/9/2000                     $36,097.26                   $1,983.02
 2/10/2000                     $37,202.79                   $1,924.57
 2/11/2000                     $36,101.17                   $1,985.03
 2/14/2000                     $36,257.99                   $1,976.97
 2/15/2000                     $36,357.14                   $1,970.92
 2/16/2000                     $36,365.69                   $1,983.02
 2/17/2000                     $37,524.61                   $1,928.60
 2/18/2000                     $36,072.61                   $2,001.15
 2/22/2000                     $36,103.36                   $2,007.20
 2/23/2000                     $37,931.30                   $1,904.42
 2/24/2000                     $38,685.90                   $1,874.19
 2/25/2000                     $38,008.52                   $1,908.45
 2/28/2000                     $37,858.89                   $1,920.54
 2/29/2000                     $38,812.25                   $1,868.15
  3/1/2000                     $39,194.92                   $1,845.98
  3/2/2000                     $38,514.99                   $1,876.21
  3/3/2000                     $40,412.51                   $1,783.50
  3/6/2000                     $40,542.68                   $1,795.60
  3/7/2000                     $39,939.16                   $1,827.84
  3/8/2000                     $40,438.07                   $1,805.67
  3/9/2000                     $41,716.79                   $1,757.31
 3/10/2000                     $41,724.98                   $1,749.25
 3/13/2000                     $40,266.34                   $1,805.67
 3/14/2000                     $38,448.86                   $1,874.19
 3/15/2000                     $37,566.73                   $1,892.33
 3/16/2000                     $39,598.05                   $1,795.60
 3/17/2000                     $40,390.50                   $1,759.32
 3/20/2000                     $38,759.58                   $1,831.87
 3/21/2000                     $40,471.27                   $1,749.25
 3/22/2000                     $41,812.76                   $1,686.77
 3/23/2000                     $42,393.18                   $1,660.57
 3/24/2000                     $42,675.06                   $1,650.50
 3/27/2000                     $42,794.40                   $1,644.45
 3/28/2000                     $41,690.69                   $1,686.77
 3/29/2000                     $40,149.18                   $1,751.26
 3/30/2000                     $38,659.89                   $1,813.73
 3/31/2000                     $40,002.92                   $1,753.28
  4/3/2000                     $37,084.73                   $1,880.24
  4/4/2000                     $36,694.96                   $1,900.39
  4/5/2000                     $36,659.40                   $1,902.40
  4/6/2000                     $37,173.05                   $1,872.18
  4/7/2000                     $39,035.92                   $1,779.47
 4/10/2000                     $36,368.32                   $1,904.42
 4/11/2000                     $35,558.32                   $1,944.73
 4/12/2000                     $33,051.64                   $2,075.72
 4/13/2000                     $32,325.59                   $2,128.11
 4/14/2000                     $29,159.17                   $2,341.73
 4/17/2000                     $32,104.01                   $2,097.89
 4/18/2000                     $33,799.15                   $2,003.17
 4/19/2000                     $32,591.74                   $2,073.70
 4/20/2000                     $31,884.25                   $2,120.05
 4/24/2000                     $30,503.84                   $2,204.69
 4/25/2000                     $32,941.85                   $2,029.37
 4/26/2000                     $31,888.07                   $2,093.85
 4/27/2000                     $33,587.76                   $1,985.03
 4/28/2000                     $34,320.99                   $1,938.68
  5/1/2000                     $34,836.37                   $1,908.45
  5/2/2000                     $32,994.15                   $2,009.21
  5/3/2000                     $32,401.54                   $2,047.50
  5/4/2000                     $32,479.49                   $2,041.46
  5/5/2000                     $33,549.46                   $1,972.94
  5/8/2000                     $32,032.61                   $2,061.61
  5/9/2000                     $31,332.58                   $2,109.98
 5/10/2000                     $29,514.19                   $2,232.91
 5/11/2000                     $30,758.89                   $2,140.21
 5/12/2000                     $30,983.38                   $2,122.07
 5/15/2000                     $31,946.29                   $2,055.56
 5/16/2000                     $33,172.25                   $1,974.95
 5/17/2000                     $32,295.48                   $2,027.35
 5/18/2000                     $31,166.21                   $2,097.89
 5/19/2000                     $29,658.90                   $2,202.68
 5/22/2000                     $29,695.93                   $2,196.63
 5/23/2000                     $27,501.14                   $2,361.88
 5/24/2000                     $28,928.22                   $2,238.95
 5/25/2000                     $28,191.17                   $2,293.37
 5/26/2000                     $28,210.82                   $2,293.37
 5/30/2000                     $31,054.15                   $2,061.61
 5/31/2000                     $30,235.96                   $2,116.02
  6/1/2000                     $32,008.77                   $1,995.11
  6/2/2000                     $34,161.72                   $1,860.08
  6/5/2000                     $33,931.04                   $1,872.18
  6/6/2000                     $33,167.06                   $1,916.51
  6/7/2000                     $33,982.89                   $1,872.18
  6/8/2000                     $33,721.83                   $1,884.27
  6/9/2000                     $34,203.47                   $1,856.05
 6/12/2000                     $33,095.21                   $1,914.50
 6/13/2000                     $34,253.95                   $1,843.96
 6/14/2000                     $33,450.59                   $1,888.30
 6/15/2000                     $34,128.42                   $1,852.02
 6/16/2000                     $34,449.97                   $1,831.87
 6/19/2000                     $35,781.08                   $1,761.34
 6/20/2000                     $35,782.27                   $1,763.35
 6/21/2000                     $36,111.27                   $1,745.21
 6/22/2000                     $34,602.33                   $1,819.78
 6/23/2000                     $33,521.63                   $1,876.21
 6/26/2000                     $34,305.25                   $1,831.87
 6/27/2000                     $33,646.24                   $1,864.12
 6/28/2000                     $34,301.70                   $1,831.87
 6/29/2000                     $33,344.53                   $1,880.24
 6/30/2000                     $34,235.58                   $1,831.87
  7/3/2000                     $34,608.42                   $1,811.72
  7/5/2000                     $33,198.72                   $1,888.30
  7/6/2000                     $34,505.64                   $1,815.75
  7/7/2000                     $34,940.34                   $1,793.58
 7/10/2000                     $34,312.07                   $1,829.86
 7/11/2000                     $34,060.39                   $1,845.98
 7/12/2000                     $35,484.73                   $1,771.41
 7/13/2000                     $35,990.02                   $1,749.25
 7/14/2000                     $36,758.45                   $1,706.92
 7/17/2000                     $36,947.01                   $1,700.88
 7/18/2000                     $36,029.04                   $1,743.20
 7/19/2000                     $34,964.99                   $1,791.57
 7/20/2000                     $36,342.85                   $1,721.03
 7/21/2000                     $35,554.14                   $1,763.35
 7/24/2000                     $34,479.62                   $1,815.75
 7/25/2000                     $35,159.73                   $1,781.49
 7/26/2000                     $34,731.22                   $1,803.66
 7/27/2000                     $33,488.25                   $1,866.13
 7/28/2000                     $31,629.74                   $1,970.92
 7/31/2000                     $32,830.78                   $1,896.36
  8/1/2000                     $32,028.51                   $1,938.68
  8/2/2000                     $31,748.26                   $1,958.83
  8/3/2000                     $32,959.49                   $1,888.30
  8/4/2000                     $32,915.20                   $1,894.34
  8/7/2000                     $33,749.85                   $1,847.99
  8/8/2000                     $33,531.36                   $1,856.05
  8/9/2000                     $33,592.03                   $1,856.05
 8/10/2000                     $32,701.98                   $1,900.39
 8/11/2000                     $33,151.51                   $1,880.24
 8/14/2000                     $33,833.71                   $1,839.93
 8/15/2000                     $33,861.09                   $1,837.92
 8/16/2000                     $33,848.63                   $1,837.92
 8/17/2000                     $34,843.19                   $1,787.54
 8/18/2000                     $34,633.25                   $1,797.61
 8/21/2000                     $34,816.18                   $1,787.54
 8/22/2000                     $34,818.63                   $1,789.55
 8/23/2000                     $35,446.53                   $1,757.31
 8/24/2000                     $35,925.44                   $1,735.14
 8/25/2000                     $35,758.80                   $1,743.20
 8/28/2000                     $35,967.92                   $1,733.12
 8/29/2000                     $35,947.00                   $1,733.12
 8/30/2000                     $36,099.72                   $1,725.06
 8/31/2000                     $37,089.91                   $1,674.68

                                                  SINCE
                             1 YEAR            INCEPTION(2)
                             ------            ------------
OTC/SHORT FUND              (50.96%)             (46.24%)
NASDAQ 100 INDEX(1)          70.12%               57.65%

The OTC/Short Fund is designed to provide daily investment returns that correlate inversely to the performance of the Nasdaq 100 Index (NDX). To achieve its objective, the Fund holds short positions in the stocks that comprise the NDX and, from time to time, short positions in Nasdaq 100 Index futures contracts. During the Funds' fiscal year, the NDX rose 70.12% in value, while the Fund declined (50.96%).

(1) RETURN DOES NOT INCLUDE CONTINUOUS REINVESTMENT OF DIVIDENDS.

(2) AVERAGE ANNUAL RATE OF RETURN.





           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
                              SMALL CAP PLUS FUND
--------------------------------------------------------------------------------

                                 INVESTOR CLASS

                  FEBRUARY 22, 1999 - AUGUST 31, 2000

[GRAPH]


                           SMALL CAP PLUS FUND         RUSSELL 2000 INDEX (1)
   2/22/99                     $10,000.00                  $10,000.00
   2/23/99                     $10,170.00                  $10,140.71
   2/24/99                     $10,220.00                  $10,171.04
   2/25/99                     $10,030.00                  $10,075.45
   2/26/99                      $9,960.00                  $10,009.94
   2/27/99                      $9,880.00                   $9,998.98
   3/01/99                     $10,000.00                  $10,053.28
   3/02/99                     $10,010.00                  $10,054.30
   3/03/99                      $9,950.00                   $9,991.08
   3/04/99                     $10,070.00                  $10,043.84
   3/05/99                     $10,170.00                  $10,145.55
   3/08/99                     $10,250.00                  $10,197.81
   3/09/99                     $10,110.00                  $10,175.89
   3/10/99                     $10,210.00                  $10,224.83
   3/11/99                     $10,200.00                  $10,223.81
   3/12/99                     $10,060.00                  $10,154.98
   3/15/99                     $10,140.00                  $10,217.69
   3/16/99                     $10,090.00                  $10,175.12
   3/17/99                     $10,120.00                  $10,156.26
   3/18/99                     $10,160.00                  $10,184.81
   3/19/99                      $9,910.00                  $10,109.10
   3/22/99                      $9,810.00                  $10,022.94
   3/23/99                      $9,660.00                   $9,772.37
   3/24/99                      $9,760.00                   $9,798.62
   3/25/99                     $10,110.00                  $10,017.59
   3/26/99                     $10,160.00                  $10,041.30
   3/29/99                     $10,360.00                  $10,190.16
   3/30/99                     $10,310.00                  $10,165.18
   3/31/99                     $10,170.00                  $10,135.87
   4/01/99                     $10,290.00                  $10,164.16
   4/05/99                     $10,410.00                  $10,254.65
   4/06/99                     $10,360.00                  $10,223.81
   4/07/99                     $10,160.00                  $10,139.43
   4/08/99                     $10,330.00                  $10,193.48
   4/09/99                     $10,570.00                  $10,345.65
   4/12/99                     $10,830.00                  $10,510.32
   4/13/99                     $10,980.00                  $10,635.74
   4/14/99                     $10,970.00                  $10,639.56
   4/15/99                     $10,990.00                  $10,649.25
   4/16/99                     $11,040.00                  $10,746.37
   4/19/99                     $10,720.00                  $10,513.38
   4/20/99                     $10,810.00                  $10,587.31
   4/21/99                     $11,250.00                  $10,873.57
   4/22/99                     $11,270.00                  $10,931.69
   4/23/99                     $11,290.00                  $11,005.10
   4/26/99                     $11,510.00                  $11,087.69
   4/27/99                     $11,500.00                  $11,092.53
   4/28/99                     $11,430.00                  $11,050.98
   4/29/99                     $11,310.00                  $11,033.65
   4/30/99                     $11,290.00                  $11,032.63
   5/03/99                     $11,470.00                  $11,044.61
   5/04/99                     $11,300.00                  $11,027.02
   5/05/99                     $11,390.00                  $11,069.84
   5/06/99                     $11,340.00                  $11,047.16
   5/07/99                     $11,500.00                  $11,116.75
   5/10/99                     $11,750.00                  $11,263.06
   5/11/99                     $11,870.00                  $11,389.50
   5/12/99                     $11,910.00                  $11,451.95
   5/13/99                     $11,960.00                  $11,492.23
   5/14/99                     $11,590.00                  $11,295.69
   5/17/99                     $11,640.00                  $11,250.32
   5/18/99                     $11,710.00                  $11,278.36
   5/19/99                     $11,870.00                  $11,372.42
   5/20/99                     $11,910.00                  $11,420.34
   5/21/99                     $11,960.00                  $11,448.89
   5/24/99                     $11,540.00                  $11,225.85
   5/25/99                     $11,380.00                  $11,074.43
   5/26/99                     $11,390.00                  $11,098.90
   5/27/99                     $11,380.00                  $11,035.43
   5/28/99                     $11,570.00                  $11,182.26
   6/01/99                     $11,560.00                  $11,151.16
   6/02/99                     $11,420.00                  $11,132.81
   6/03/99                     $11,400.00                  $11,113.43
   6/04/99                     $11,620.00                  $11,275.30
   6/07/99                     $11,820.00                  $11,385.42
   6/08/99                     $11,640.00                  $11,311.75
   6/09/99                     $11,750.00                  $11,348.20
   6/10/99                     $11,620.00                  $11,273.77
   6/11/99                     $11,440.00                  $11,165.18
   6/14/99                     $11,270.00                  $11,000.00
   6/15/99                     $11,340.00                  $11,063.22
   6/16/99                     $11,590.00                  $11,246.50
   6/17/99                     $11,620.00                  $11,302.07
   6/18/99                     $11,730.00                  $11,344.63
   6/21/99                     $11,890.00                  $11,456.54
   6/22/99                     $11,840.00                  $11,402.75
   6/23/99                     $11,720.00                  $11,395.36
   6/24/99                     $11,650.00                  $11,296.46
   6/25/99                     $11,640.00                  $11,295.18
   6/28/99                     $11,870.00                  $11,435.38
   6/29/99                     $11,990.00                  $11,574.82
   6/30/99                     $12,130.00                  $11,666.58
   7/01/99                     $12,030.00                  $11,583.48
   7/02/99                     $12,120.00                  $11,636.76
   7/06/99                     $12,110.00                  $11,637.78
   7/07/99                     $11,880.00                  $11,539.38
   7/08/99                     $11,960.00                  $11,591.89
   7/09/99                     $12,100.00                  $11,674.23
   7/12/99                     $12,110.00                  $11,707.88
   7/13/99                     $12,050.00                  $11,677.54
   7/14/99                     $12,260.00                  $11,762.94
   7/15/99                     $12,380.00                  $11,873.57
   7/16/99                     $12,330.00                  $11,859.80
   7/19/99                     $12,190.00                  $11,760.64
   7/20/99                     $11,880.00                  $11,561.31
   7/21/99                     $11,930.00                  $11,588.84
   7/22/99                     $11,800.00                  $11,508.79
   7/23/99                     $11,690.00                  $11,429.52
   7/26/99                     $11,530.00                  $11,289.06
   7/27/99                     $11,660.00                  $11,381.09
   7/28/99                     $11,710.00                  $11,384.40
   7/29/99                     $11,480.00                  $11,256.18
   7/30/99                     $11,570.00                  $11,337.50
   8/02/99                     $11,540.00                  $11,282.95
   8/03/99                     $11,330.00                  $11,121.08
   8/04/99                     $11,110.00                  $10,953.35
   8/05/99                     $11,190.00                  $10,954.63
   8/06/99                     $11,100.00                  $10,911.04
   8/09/99                     $11,000.00                  $10,856.23
   8/10/99                     $10,890.00                  $10,777.98
   8/11/99                     $11,070.00                  $10,914.86
   8/12/99                     $11,110.00                  $10,930.92
   8/13/99                     $11,250.00                  $11,064.24
   8/16/99                     $11,260.00                  $11,058.37
   8/17/99                     $11,380.00                  $11,113.94
   8/18/99                     $11,210.00                  $11,040.02
   8/19/99                     $11,220.00                  $11,031.61
   8/20/99                     $11,360.00                  $11,072.65
   8/23/99                     $11,430.00                  $11,145.81
   8/24/99                     $11,370.00                  $11,142.49
   8/25/99                     $11,440.00                  $11,161.36
   8/26/99                     $11,340.00                  $11,114.45
   8/27/99                     $11,210.00                  $11,023.45
   8/30/99                     $11,030.00                  $10,893.70
 8/31/1999                     $11,100.00                  $10,905.68
  9/1/1999                     $11,220.00                  $10,986.23
  9/2/1999                     $11,030.00                  $10,895.23
  9/3/1999                     $11,400.00                  $11,113.17
  9/7/1999                     $11,450.00                  $11,171.04
  9/8/1999                     $11,320.00                  $11,111.39
  9/9/1999                     $11,410.00                  $11,159.06
 9/10/1999                     $11,570.00                  $11,246.24
 9/13/1999                     $11,460.00                  $11,206.98
 9/14/1999                     $11,460.00                  $11,171.04
 9/15/1999                     $11,320.00                  $11,122.35
 9/16/1999                     $11,190.00                  $10,967.37
 9/17/1999                     $11,390.00                  $11,074.43
 9/20/1999                     $11,250.00                  $11,042.56
 9/21/1999                     $11,110.00                  $10,871.78
 9/22/1999                     $11,140.00                  $10,898.03
 9/23/1999                     $10,890.00                  $10,711.44
 9/24/1999                     $10,820.00                  $10,631.91
 9/27/1999                     $10,970.00                  $10,753.50
 9/28/1999                     $10,850.00                  $10,667.60
 9/29/1999                     $10,920.00                  $10,744.83
 9/30/1999                     $11,120.00                  $10,892.17
 10/1/1999                     $10,970.00                  $10,796.07
 10/4/1999                     $11,220.00                  $10,874.58
 10/5/1999                     $11,150.00                  $10,859.29
 10/6/1999                     $11,250.00                  $10,954.88
 10/7/1999                     $11,170.00                  $10,912.82
 10/8/1999                     $11,230.00                  $10,902.62
10/11/1999                     $11,340.00                  $10,965.84
10/12/1999                     $11,120.00                  $10,825.38
10/13/1999                     $10,850.00                  $10,688.75
10/14/1999                     $10,880.00                  $10,688.50
10/15/1999                     $10,770.00                  $10,570.99
10/18/1999                     $10,570.00                  $10,423.14
10/19/1999                     $10,620.00                  $10,474.89
10/20/1999                     $10,680.00                  $10,551.61
10/21/1999                     $10,720.00                  $10,560.03
10/22/1999                     $10,880.00                  $10,672.70
10/25/1999                     $10,830.00                  $10,648.99
10/26/1999                     $10,780.00                  $10,598.77
10/27/1999                     $10,830.00                  $10,623.75
10/28/1999                     $11,010.00                  $10,777.72
10/29/1999                     $11,190.00                  $10,926.33
 11/1/1999                     $11,280.00                  $11,007.39
 11/2/1999                     $11,300.00                  $11,021.92
 11/3/1999                     $11,500.00                  $11,176.65
 11/4/1999                     $11,540.00                  $11,213.35
 11/5/1999                     $11,680.00                  $11,277.33
 11/8/1999                     $11,750.00                  $11,345.14
 11/9/1999                     $11,740.00                  $11,375.98
11/10/1999                     $11,770.00                  $11,438.18
11/11/1999                     $11,720.00                  $11,406.83
11/12/1999                     $11,900.00                  $11,462.91
11/15/1999                     $11,980.00                  $11,546.52
11/16/1999                     $12,170.00                  $11,646.18
11/17/1999                     $12,080.00                  $11,651.03
11/18/1999                     $12,260.00                  $11,777.72
11/19/1999                     $12,220.00                  $11,758.09
11/22/1999                     $12,240.00                  $11,745.34
11/23/1999                     $11,950.00                  $11,584.24
11/24/1999                     $12,070.00                  $11,621.97
11/26/1999                     $12,100.00                  $11,698.70
11/29/1999                     $12,050.00                  $11,647.97
11/30/1999                     $11,900.00                  $11,574.81
 12/1/1999                     $11,940.00                  $11,564.36
 12/2/1999                     $12,170.00                  $11,736.93
 12/3/1999                     $12,380.00                  $11,842.46
 12/6/1999                     $12,330.00                  $11,872.29
 12/7/1999                     $12,370.00                  $11,871.01
 12/8/1999                     $12,420.00                  $11,951.05
 12/9/1999                     $12,300.00                  $11,850.62
12/10/1999                     $12,380.00                  $11,896.76
12/13/1999                     $12,500.00                  $11,990.31
12/14/1999                     $12,210.00                  $11,795.81
12/15/1999                     $12,130.00                  $11,759.36
12/16/1999                     $12,316.00                  $11,859.80
12/17/1999                     $12,356.41                  $11,884.01
12/20/1999                     $12,336.21                  $11,908.99
12/21/1999                     $12,639.31                  $12,128.21
12/22/1999                     $12,730.24                  $12,183.02
12/23/1999                     $12,861.58                  $12,297.47
12/27/1999                     $12,922.20                  $12,349.22
12/28/1999                     $13,073.75                  $12,451.69
12/29/1999                     $13,356.65                  $12,669.13
12/30/1999                     $13,296.03                  $12,658.42
12/31/1999                     $13,518.30                  $12,866.42
  1/3/2000                     $13,296.03                  $12,654.09
  1/4/2000                     $12,659.51                  $12,194.23
  1/5/2000                     $12,639.31                  $12,205.70
  1/6/2000                     $12,518.07                  $12,116.74
  1/7/2000                     $12,952.51                  $12,447.36
 1/10/2000                     $13,336.44                  $12,793.52
 1/11/2000                     $13,013.13                  $12,556.97
 1/12/2000                     $12,922.20                  $12,491.46
 1/13/2000                     $13,285.92                  $12,775.68
 1/14/2000                     $13,538.51                  $12,938.05
 1/18/2000                     $13,700.16                  $13,088.45
 1/19/2000                     $13,932.54                  $13,255.67
 1/20/2000                     $14,215.43                  $13,440.73
 1/21/2000                     $14,447.81                  $13,610.50
 1/24/2000                     $13,983.05                  $13,330.35
 1/25/2000                     $13,952.74                  $13,295.69
 1/26/2000                     $13,922.43                  $13,281.67
 1/27/2000                     $13,791.09                  $13,179.19
 1/28/2000                     $13,336.44                  $12,863.11
 1/31/2000                     $13,033.34                  $12,649.24
  2/1/2000                     $13,356.65                  $12,840.93
  2/2/2000                     $13,528.40                  $12,997.45
  2/3/2000                     $13,922.43                  $13,296.71
  2/4/2000                     $14,063.88                  $13,395.87
  2/7/2000                     $14,225.54                  $13,570.99
  2/8/2000                     $14,407.40                  $13,700.99
  2/9/2000                     $14,306.36                  $13,663.01
 2/10/2000                     $14,528.64                  $13,821.30
 2/11/2000                     $14,316.47                  $13,691.05
 2/14/2000                     $14,397.29                  $13,763.44
 2/15/2000                     $14,407.40                  $13,771.09
 2/16/2000                     $14,659.98                  $13,962.78
 2/17/2000                     $15,003.49                  $14,234.51
 2/18/2000                     $14,498.33                  $13,909.76
 2/22/2000                     $14,366.98                  $13,789.19
 2/23/2000                     $14,710.50                  $14,017.58
 2/24/2000                     $14,831.74                  $14,122.86
 2/25/2000                     $14,831.74                  $14,191.68
 2/28/2000                     $14,882.25                  $14,215.65
 2/29/2000                     $15,528.87                  $14,726.22
  3/1/2000                     $15,862.28                  $14,997.44
  3/2/2000                     $15,680.42                  $14,887.58
  3/3/2000                     $16,165.38                  $15,240.37
  3/6/2000                     $16,296.73                  $15,336.22
  3/7/2000                     $16,074.45                  $15,178.94
  3/8/2000                     $16,064.35                  $15,158.80
  3/9/2000                     $16,519.00                  $15,448.63
 3/10/2000                     $16,387.66                  $15,391.53
 3/13/2000                     $15,862.28                  $15,043.07
 3/14/2000                     $15,276.29                  $14,605.91
 3/15/2000                     $14,851.94                  $14,245.98
 3/16/2000                     $15,538.97                  $14,637.77
 3/17/2000                     $15,437.94                  $14,651.28
 3/20/2000                     $14,417.50                  $13,999.48
 3/21/2000                     $14,639.77                  $14,091.00
 3/22/2000                     $15,225.77                  $14,560.02
 3/23/2000                     $15,286.39                  $14,626.30
 3/24/2000                     $15,266.18                  $14,631.91
 3/27/2000                     $15,235.87                  $14,622.73
 3/28/2000                     $14,670.08                  $14,250.31
 3/29/2000                     $14,205.33                  $13,841.44
 3/30/2000                     $13,882.02                  $13,550.08
 3/31/2000                     $14,144.71                  $13,741.77
  4/3/2000                     $13,386.96                  $13,154.21
  4/4/2000                     $13,174.79                  $12,901.35
  4/5/2000                     $13,629.44                  $13,205.19
  4/6/2000                     $14,144.71                  $13,573.79
  4/7/2000                     $14,427.60                  $13,841.19
 4/10/2000                     $13,548.61                  $13,221.00
 4/11/2000                     $13,477.89                  $13,003.56
 4/12/2000                     $12,881.79                  $12,578.12
 4/13/2000                     $12,780.75                  $12,470.55
 4/14/2000                     $11,628.97                  $11,565.63
 4/17/2000                     $11,871.45                  $11,706.85
 4/18/2000                     $12,720.13                  $12,390.77
 4/19/2000                     $12,578.69                  $12,394.34
 4/20/2000                     $12,396.83                  $12,282.43
 4/24/2000                     $11,901.76                  $11,943.41
 4/25/2000                     $12,750.44                  $12,465.71
 4/26/2000                     $12,336.21                  $12,343.61
 4/27/2000                     $12,740.34                  $12,607.18
 4/28/2000                     $13,093.96                  $12,904.66
  5/1/2000                     $13,487.99                  $13,227.88
  5/2/2000                     $12,962.62                  $12,881.72
  5/3/2000                     $12,619.10                  $12,632.16
  5/4/2000                     $12,841.37                  $12,794.03
  5/5/2000                     $13,205.10                  $13,072.64
  5/8/2000                     $12,750.44                  $12,747.38
  5/9/2000                     $12,447.34                  $12,512.36
 5/10/2000                     $11,921.97                  $12,089.72
 5/11/2000                     $12,467.55                  $12,474.89
 5/12/2000                     $12,477.65                  $12,514.40
 5/15/2000                     $12,679.72                  $12,689.52
 5/16/2000                     $12,942.41                  $12,897.78
 5/17/2000                     $12,639.31                  $12,736.68
 5/18/2000                     $12,346.31                  $12,514.65
 5/19/2000                     $11,942.18                  $12,227.88
 5/22/2000                     $11,719.90                  $12,023.19
 5/23/2000                     $11,295.56                  $11,700.48
 5/24/2000                     $11,426.90                  $11,770.07
 5/25/2000                     $11,245.04                  $11,628.09
 5/26/2000                     $11,234.94                  $11,658.67
 5/30/2000                     $11,810.83                  $12,151.41
 5/31/2000                     $11,780.52                  $12,138.15
  6/1/2000                     $12,285.69                  $12,553.40
  6/2/2000                     $12,891.89                  $13,077.49
  6/5/2000                     $12,871.68                  $13,084.37
  6/6/2000                     $12,780.75                  $13,042.31
  6/7/2000                     $12,962.62                  $13,166.96
  6/8/2000                     $12,871.68                  $13,115.98
  6/9/2000                     $13,124.27                  $13,333.16
 6/12/2000                     $12,629.20                  $12,962.27
 6/13/2000                     $12,790.86                  $13,095.84
 6/14/2000                     $12,639.31                  $12,991.84
 6/15/2000                     $12,699.93                  $13,057.60
 6/16/2000                     $12,679.72                  $13,095.58
 6/19/2000                     $12,952.51                  $13,326.28
 6/20/2000                     $13,023.24                  $13,400.20
 6/21/2000                     $13,043.44                  $13,449.14
 6/22/2000                     $12,568.58                  $13,127.96
 6/23/2000                     $12,427.14                  $13,010.70
 6/26/2000                     $12,619.10                  $13,162.37
 6/27/2000                     $12,336.21                  $12,951.31
 6/28/2000                     $12,770.65                  $13,280.39
 6/29/2000                     $12,467.55                  $13,066.02
 6/30/2000                     $12,457.45                  $13,184.55
  7/3/2000                     $12,609.00                  $13,358.14
  7/5/2000                     $12,376.62                  $13,210.55
  7/6/2000                     $12,548.38                  $13,339.79
  7/7/2000                     $12,689.82                  $13,464.69
 7/10/2000                     $12,730.24                  $13,531.22
 7/11/2000                     $12,699.93                  $13,503.44
 7/12/2000                     $13,013.13                  $13,771.34
 7/13/2000                     $13,073.75                  $13,835.32
 7/14/2000                     $13,053.55                  $13,832.01
 7/17/2000                     $13,104.06                  $13,897.01
 7/18/2000                     $12,790.86                  $13,670.14
 7/19/2000                     $12,578.69                  $13,455.51
 7/20/2000                     $12,831.27                  $13,631.14
 7/21/2000                     $12,366.52                  $13,323.98
 7/24/2000                     $12,144.24                  $13,108.59
 7/25/2000                     $12,255.38                  $13,110.62
 7/26/2000                     $12,164.45                  $13,097.37
 7/27/2000                     $11,649.18                  $12,786.38
 7/28/2000                     $11,356.18                  $12,496.04
 7/31/2000                     $11,760.32                  $12,761.66
  8/1/2000                     $11,598.66                  $12,688.50
  8/2/2000                     $11,679.49                  $12,750.95
  8/3/2000                     $11,669.38                  $12,731.32
  8/4/2000                     $11,790.63                  $12,837.87
  8/7/2000                     $11,982.59                  $12,996.94
  8/8/2000                     $11,911.87                  $12,967.62
  8/9/2000                     $11,851.25                  $12,936.52
 8/10/2000                     $11,730.00                  $12,787.40
 8/11/2000                     $12,033.11                  $13,007.13
 8/14/2000                     $12,124.04                  $13,114.45
 8/15/2000                     $11,972.49                  $12,998.47
 8/16/2000                     $12,063.42                  $13,070.09
 8/17/2000                     $12,154.35                  $13,164.92
 8/18/2000                     $12,113.93                  $13,140.70
 8/21/2000                     $12,134.14                  $13,164.66
 8/22/2000                     $12,184.66                  $13,190.41
 8/23/2000                     $12,194.76                  $13,201.12
 8/24/2000                     $12,366.52                  $13,339.28
 8/25/2000                     $12,406.93                  $13,385.41
 8/28/2000                     $12,406.93                  $13,420.34
 8/29/2000                     $12,558.48                  $13,500.63
 8/30/2000                     $12,609.00                  $13,569.46
 8/31/2000                     $12,710.03                  $13,711.18

                                                  SINCE
                             1 YEAR            INCEPTION(2)
                             ------            ------------
SMALL CAP PLUS FUND          14.50%               17.02%
RUSSEL 2000 INDEX(1)         25.73%               22.98%

The Small Cap Plus Fund seeks to provide investment daily returns that correspond to 125% of the return of the daily return of the Russell 2000 ("RTY"). The Fund does not purchase all 2000 issues in the RTY, but rather holds a portfolio including long positions in an optimized basket of equities designed to track the performance of the RTY, RTY futures contracts and options on the RTY. In an attempt to improve daily tracking, the Fund's advisor analyzed several alternative optimized stock baskets designed to track the RTY. Based on this analysis, some of the optimized stock baskets were included in the portfolio during portions of the fiscal year. For the first quarter of the fiscal year, with the RTY gaining in value, the Fund provided a return equal to 119% of the return of the RTY. For the second quarter of the fiscal year, with the RTY again gaining in value, the Fund provided a return equal to 108% of the return of the RTY. In the third quarter of the fiscal year, the market deteriorated significantly and the Fund, as a consequence of negative compounding and high portfolio turnover caused by shareholder activity, declined by 142% of the decline of the RTY. Finally, in the fourth quarter of the fiscal year, as the Russell recovered, the Fund provided only 61% of the return of the RTY. As a consequence, for the year, the Fund gained 14.50%, while the RTY gained 25.73%.

(1) RETURN DOES NOT INCLUDE CONTINUOUS REINVESTMENT OF DIVIDENDS.
(2) AVERAGE ANNUAL RATE OF RETURN.





           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
                              SMALL CAP/SHORT FUND
--------------------------------------------------------------------------------

                                 INVESTOR CLASS

                  DECEMBER 21, 1999 - AUGUST 31, 2000

[GRAPH]


                           SMALL CAP/SHORT FUND        RUSSELL 2000 INDEX (1)
12/21/1999                     $10,000.00                  $10,000.00
12/22/1999                     $10,002.00                  $10,045.19
12/23/1999                     $10,006.00                  $10,139.56
12/27/1999                     $10,008.00                  $10,182.22
12/28/1999                     $10,008.00                  $10,266.71
12/29/1999                     $10,008.00                  $10,446.00
12/30/1999                     $10,008.00                  $10,437.17
12/31/1999                     $10,008.00                  $10,608.67
  1/3/2000                     $10,008.00                  $10,433.59
  1/4/2000                     $10,012.00                  $10,054.44
  1/5/2000                     $10,012.00                  $10,063.89
  1/6/2000                     $10,014.00                   $9,990.54
  1/7/2000                     $10,016.00                  $10,263.14
 1/10/2000                     $10,018.00                  $10,548.56
 1/11/2000                     $10,018.00                  $10,353.52
 1/12/2000                     $10,020.00                  $10,299.50
 1/13/2000                     $10,020.00                  $10,533.85
 1/14/2000                     $10,024.00                  $10,667.73
 1/18/2000                     $10,026.00                  $10,791.74
 1/19/2000                     $10,026.00                  $10,929.61
 1/20/2000                     $10,028.00                  $11,082.20
 1/21/2000                     $10,032.00                  $11,222.18
 1/24/2000                     $10,034.00                  $10,991.19
 1/25/2000                     $10,036.00                  $10,962.61
 1/26/2000                     $10,072.00                  $10,951.05
 1/27/2000                     $10,100.00                  $10,866.56
 1/28/2000                     $10,292.00                  $10,605.94
 1/31/2000                     $10,518.00                  $10,429.60
  2/1/2000                     $10,238.00                  $10,587.65
  2/2/2000                     $10,084.00                  $10,716.70
  2/3/2000                     $10,084.00                  $10,963.45
  2/4/2000                     $10,084.00                  $11,045.21
  2/7/2000                     $10,084.00                  $11,189.60
  2/8/2000                     $10,084.00                  $11,296.79
  2/9/2000                     $10,084.00                  $11,265.47
 2/10/2000                     $10,084.00                  $11,395.99
 2/11/2000                     $10,084.00                  $11,288.59
 2/14/2000                      $9,986.00                  $11,348.28
 2/15/2000                      $9,940.00                  $11,354.59
 2/16/2000                      $9,848.00                  $11,512.64
 2/17/2000                      $9,790.00                  $11,736.69
 2/18/2000                      $9,790.00                  $11,468.93
 2/22/2000                      $9,864.00                  $11,369.51
 2/23/2000                      $9,622.00                  $11,557.83
 2/24/2000                      $9,622.00                  $11,644.63
 2/25/2000                      $9,624.00                  $11,701.38
 2/28/2000                      $9,632.00                  $11,721.14
 2/29/2000                      $9,296.00                  $12,142.12
  3/1/2000                      $9,296.00                  $12,365.75
  3/2/2000                      $9,296.00                  $12,275.16
  3/3/2000                      $9,296.00                  $12,566.05
  3/6/2000                      $9,302.00                  $12,645.07
  3/7/2000                      $9,306.00                  $12,515.40
  3/8/2000                      $9,306.00                  $12,498.79
  3/9/2000                      $9,066.00                  $12,737.76
 3/10/2000                      $9,200.00                  $12,690.68
 3/13/2000                      $9,200.00                  $12,403.37
 3/14/2000                      $9,480.00                  $12,042.92
 3/15/2000                      $9,646.00                  $11,746.15
 3/16/2000                      $9,282.00                  $12,069.19
 3/17/2000                      $9,288.00                  $12,080.33
 3/20/2000                      $9,290.00                  $11,542.91
 3/21/2000                      $9,082.00                  $11,618.36
 3/22/2000                      $8,810.00                  $12,005.09
 3/23/2000                      $8,774.00                  $12,059.73
 3/24/2000                      $8,800.00                  $12,064.36
 3/27/2000                      $8,796.00                  $12,056.79
 3/28/2000                      $9,056.00                  $11,749.72
 3/29/2000                      $9,316.00                  $11,412.60
 3/30/2000                      $9,514.00                  $11,172.37
 3/31/2000                      $9,366.00                  $11,330.42
  4/3/2000                      $9,790.00                  $10,845.96
  4/4/2000                      $9,968.00                  $10,637.47
  4/5/2000                      $9,576.00                  $10,888.00
  4/6/2000                      $9,272.00                  $11,191.91
  4/7/2000                      $9,142.00                  $11,412.39
 4/10/2000                      $9,688.00                  $10,901.03
 4/11/2000                      $9,750.00                  $10,721.75
 4/12/2000                     $10,164.00                  $10,370.96
 4/13/2000                     $10,130.00                  $10,282.27
 4/14/2000                     $10,886.00                   $9,536.14
 4/17/2000                     $10,734.00                   $9,652.58
 4/18/2000                     $10,096.00                  $10,216.48
 4/19/2000                     $10,214.00                  $10,219.42
 4/20/2000                     $10,278.00                  $10,127.16
 4/24/2000                     $10,528.00                   $9,847.62
 4/25/2000                      $9,920.00                  $10,278.27
 4/26/2000                     $10,172.00                  $10,177.60
 4/27/2000                      $9,872.00                  $10,394.92
 4/28/2000                      $9,720.00                  $10,640.20
  5/1/2000                      $9,454.00                  $10,906.70
  5/2/2000                      $9,810.00                  $10,621.28
  5/3/2000                      $9,972.00                  $10,415.52
  5/4/2000                      $9,752.00                  $10,548.98
  5/5/2000                      $9,532.00                  $10,778.70
  5/8/2000                      $9,892.00                  $10,510.52
  5/9/2000                     $10,030.00                  $10,316.74
 5/10/2000                     $10,348.00                   $9,968.26
 5/11/2000                      $9,914.00                  $10,285.84
 5/12/2000                     $10,020.00                  $10,318.42
 5/15/2000                      $9,840.00                  $10,462.81
 5/16/2000                      $9,584.00                  $10,634.52
 5/17/2000                      $9,744.00                  $10,501.69
 5/18/2000                      $9,924.00                  $10,318.63
 5/19/2000                     $10,154.00                  $10,082.18
 5/22/2000                     $10,294.00                   $9,913.41
 5/23/2000                     $10,624.00                   $9,647.32
 5/24/2000                     $10,436.00                   $9,704.70
 5/25/2000                     $10,632.00                   $9,587.63
 5/26/2000                     $10,614.00                   $9,612.85
 5/30/2000                     $10,102.00                  $10,019.13
 5/31/2000                     $10,294.00                  $10,008.20
  6/1/2000                      $9,928.00                  $10,350.57
  6/2/2000                      $9,524.00                  $10,782.70
  6/5/2000                      $9,498.00                  $10,788.37
  6/6/2000                      $9,594.00                  $10,753.69
  6/7/2000                      $9,504.00                  $10,856.47
  6/8/2000                      $9,420.00                  $10,814.43
  6/9/2000                      $9,204.00                  $10,993.51
 6/12/2000                      $9,466.00                  $10,687.70
 6/13/2000                      $9,270.00                  $10,797.83
 6/14/2000                      $9,436.00                  $10,712.08
 6/15/2000                      $9,282.00                  $10,766.30
 6/16/2000                      $9,204.00                  $10,797.62
 6/19/2000                      $9,040.00                  $10,987.83
 6/20/2000                      $8,986.00                  $11,048.78
 6/21/2000                      $8,962.00                  $11,089.14
 6/22/2000                      $9,252.00                  $10,824.31
 6/23/2000                      $9,336.00                  $10,727.63
 6/26/2000                      $9,132.00                  $10,852.69
 6/27/2000                      $9,374.00                  $10,678.66
 6/28/2000                      $9,088.00                  $10,950.00
 6/29/2000                      $9,088.00                  $10,773.24
 6/30/2000                      $8,964.00                  $10,870.97
  7/3/2000                      $8,946.00                  $11,014.10
  7/5/2000                      $9,046.00                  $10,892.41
  7/6/2000                      $8,908.00                  $10,998.97
  7/7/2000                      $8,864.00                  $11,101.96
 7/10/2000                      $8,786.00                  $11,156.81
 7/11/2000                      $8,804.00                  $11,133.90
 7/12/2000                      $8,674.00                  $11,354.80
 7/13/2000                      $8,662.00                  $11,407.55
 7/14/2000                      $8,680.00                  $11,404.82
 7/17/2000                      $8,666.00                  $11,458.42
 7/18/2000                      $8,790.00                  $11,271.36
 7/19/2000                      $8,906.00                  $11,094.39
 7/20/2000                      $8,742.00                  $11,239.20
 7/21/2000                      $8,878.00                  $10,985.94
 7/24/2000                      $9,030.00                  $10,808.34
 7/25/2000                      $8,966.00                  $10,810.02
 7/26/2000                      $8,994.00                  $10,799.09
 7/27/2000                      $9,258.00                  $10,542.68
 7/28/2000                      $9,438.00                  $10,303.29
 7/31/2000                      $9,180.00                  $10,522.29
  8/1/2000                      $9,292.00                  $10,461.97
  8/2/2000                      $9,240.00                  $10,513.46
  8/3/2000                      $9,252.00                  $10,497.28
  8/4/2000                      $9,168.00                  $10,585.13
  8/7/2000                      $9,184.00                  $10,716.28
  8/8/2000                      $9,208.00                  $10,692.11
  8/9/2000                      $9,254.00                  $10,666.47
 8/10/2000                      $9,330.00                  $10,543.52
 8/11/2000                      $8,936.00                  $10,724.69
 8/14/2000                      $9,038.00                  $10,813.17
 8/15/2000                      $9,104.00                  $10,717.54
 8/16/2000                      $9,086.00                  $10,776.60
 8/17/2000                      $9,016.00                  $10,854.79
 8/18/2000                      $9,024.00                  $10,834.82
 8/21/2000                      $9,020.00                  $10,854.58
 8/22/2000                      $8,980.00                  $10,875.81
 8/23/2000                      $8,998.00                  $10,884.63
 8/24/2000                      $8,936.00                  $10,998.55
 8/25/2000                      $8,926.00                  $11,036.59
 8/28/2000                      $8,920.00                  $11,065.39
 8/29/2000                      $8,812.00                  $11,131.59
 8/30/2000                      $8,778.00                  $11,188.34
 8/31/2000                      $8,674.00                  $11,305.20

                                    12/21/99-
                                    8/31/00(2)
                                    ----------
SMALL CAP/SHORT FUND                 (13.26%)
RUSSELL 2000 INDEX(1)                 13.05%

The Small Cap/Short Fund is designed to provide, on a daily basis, investment returns that correlate inversely to the performance of the Russell 2000 Index
(RTY). To achieve its objective, the Fund holds short positions in RTY futures contracts and options on the RTY. For the fiscal year, the RTY gained 13.05% while the Fund declined (13.26%).

(1) RETURN DOES NOT INCLUDE CONTINUOUS REINVESTMENT OF DIVIDENDS.
(2) NOT ANNUALIZED.





           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
                               INTERNET PLUS FUND
--------------------------------------------------------------------------------

                                 INVESTOR CLASS

                  DECEMBER 2, 1999 - AUGUST 31, 2000

[GRAPH]


                           INTERNET PLUS FUND          DJ INTERNET INDEX(1)
 12/2/1999                     $10,000.00                  $10,000.00
 12/3/1999                     $10,950.00                  $10,242.10
 12/6/1999                     $11,390.00                  $10,601.27
 12/7/1999                     $11,920.00                  $11,027.86
 12/8/1999                     $12,130.00                  $11,238.09
 12/9/1999                     $12,520.00                  $11,521.56
12/10/1999                     $12,770.00                  $11,693.48
12/13/1999                     $13,080.00                  $11,930.37
12/14/1999                     $12,330.00                  $11,354.54
12/15/1999                     $12,110.00                  $11,193.96
12/16/1999                     $12,540.00                  $11,593.27
12/17/1999                     $12,590.00                  $11,618.09
12/20/1999                     $12,640.00                  $11,730.56
12/21/1999                     $13,740.00                  $12,649.93
12/22/1999                     $13,710.00                  $12,658.82
12/23/1999                     $13,370.00                  $12,367.99
12/27/1999                     $13,140.00                  $12,165.73
12/28/1999                     $13,120.00                  $12,163.89
12/29/1999                     $13,560.00                  $12,475.87
12/30/1999                     $13,330.00                  $12,275.44
12/31/1999                     $13,370.00                  $12,312.83
  1/3/2000                     $14,630.00                  $13,306.06
  1/4/2000                     $13,400.00                  $12,395.27
  1/5/2000                     $12,920.00                  $12,066.75
  1/6/2000                     $11,720.00                  $11,162.70
  1/7/2000                     $12,780.00                  $11,949.68
 1/10/2000                     $13,700.00                  $12,637.37
 1/11/2000                     $12,670.00                  $11,921.18
 1/12/2000                     $11,940.00                  $11,278.23
 1/13/2000                     $12,800.00                  $11,975.12
 1/14/2000                     $12,860.00                  $12,004.23
 1/18/2000                     $13,280.00                  $12,355.43
 1/19/2000                     $13,680.00                  $12,666.48
 1/20/2000                     $13,860.00                  $12,793.66
 1/21/2000                     $14,230.00                  $13,162.64
 1/24/2000                     $13,340.00                  $12,521.22
 1/25/2000                     $13,710.00                  $12,798.87
 1/26/2000                     $13,330.00                  $12,577.00
 1/27/2000                     $13,420.00                  $12,662.19
 1/28/2000                     $12,430.00                  $11,894.52
 1/31/2000                     $12,120.00                  $11,592.35
  2/1/2000                     $12,550.00                  $11,933.44
  2/2/2000                     $12,770.00                  $12,084.83
  2/3/2000                     $13,550.00                  $12,675.98
  2/4/2000                     $13,180.00                  $12,377.19
  2/7/2000                     $13,320.00                  $12,455.33
  2/8/2000                     $13,860.00                  $12,862.62
  2/9/2000                     $13,580.00                  $12,711.23
 2/10/2000                     $14,040.00                  $13,117.28
 2/11/2000                     $13,450.00                  $12,711.23
 2/14/2000                     $13,480.00                  $12,770.07
 2/15/2000                     $13,550.00                  $12,839.02
 2/16/2000                     $13,480.00                  $12,847.29
 2/17/2000                     $13,680.00                  $12,988.57
 2/18/2000                     $13,270.00                  $12,711.53
 2/22/2000                     $13,000.00                  $12,493.03
 2/23/2000                     $14,200.00                  $13,383.59
 2/24/2000                     $14,590.00                  $13,711.19
 2/25/2000                     $14,360.00                  $13,541.42
 2/28/2000                     $13,990.00                  $13,273.88
 2/29/2000                     $14,510.00                  $13,685.45
  3/1/2000                     $14,880.00                  $13,966.47
  3/2/2000                     $14,650.00                  $13,901.20
  3/3/2000                     $15,600.00                  $14,601.15
  3/6/2000                     $16,150.00                  $15,080.44
  3/7/2000                     $15,660.00                  $14,686.65
  3/8/2000                     $16,080.00                  $14,990.35
  3/9/2000                     $16,930.00                  $15,624.41
 3/10/2000                     $16,790.00                  $15,532.47
 3/13/2000                     $16,120.00                  $15,001.99
 3/14/2000                     $15,400.00                  $14,436.58
 3/15/2000                     $14,340.00                  $13,614.35
 3/16/2000                     $14,910.00                  $14,033.59
 3/17/2000                     $15,310.00                  $14,297.45
 3/20/2000                     $13,880.00                  $13,280.32
 3/21/2000                     $14,510.00                  $13,588.61
 3/22/2000                     $15,270.00                  $14,190.49
 3/23/2000                     $15,010.00                  $13,949.31
 3/24/2000                     $15,310.00                  $14,168.12
 3/27/2000                     $15,200.00                  $14,068.52
 3/28/2000                     $14,590.00                  $13,613.44
 3/29/2000                     $13,090.00                  $12,440.93
 3/30/2000                     $12,400.00                  $11,890.23
 3/31/2000                     $12,320.00                  $11,783.58
  4/3/2000                     $10,350.00                  $10,184.18
  4/4/2000                     $10,320.00                  $10,125.03
  4/5/2000                     $10,470.00                  $10,266.62
  4/6/2000                     $11,270.00                  $10,928.87
  4/7/2000                     $11,770.00                  $11,501.33
 4/10/2000                     $10,360.00                  $10,347.52
 4/11/2000                      $9,230.00                   $9,617.54
 4/12/2000                      $8,110.00                   $8,682.85
 4/13/2000                      $7,580.00                   $8,211.82
 4/14/2000                      $6,470.00                   $7,254.45
 4/17/2000                      $6,740.00                   $7,524.75
 4/18/2000                      $7,900.00                   $8,500.51
 4/19/2000                      $7,870.00                   $8,611.44
 4/20/2000                      $7,570.00                   $8,423.58
 4/24/2000                      $6,740.00                   $7,637.22
 4/25/2000                      $7,490.00                   $8,379.46
 4/26/2000                      $7,250.00                   $8,181.79
 4/27/2000                      $7,880.00                   $8,731.27
 4/28/2000                      $8,330.00                   $9,190.65
  5/1/2000                      $8,490.00                   $9,328.25
  5/2/2000                      $7,860.00                   $8,746.90
  5/3/2000                      $7,770.00                   $8,625.85
  5/4/2000                      $7,910.00                   $8,760.07
  5/5/2000                      $8,040.00                   $8,870.09
  5/8/2000                      $7,590.00                   $8,459.13
  5/9/2000                      $7,340.00                   $8,253.81
 5/10/2000                      $6,790.00                   $7,760.41
 5/11/2000                      $6,940.00                   $7,893.41
 5/12/2000                      $7,000.00                   $7,945.21
 5/15/2000                      $7,390.00                   $8,331.95
 5/16/2000                      $7,820.00                   $8,735.86
 5/17/2000                      $7,560.00                   $8,486.10
 5/18/2000                      $7,200.00                   $8,167.69
 5/19/2000                      $6,690.00                   $7,716.89
 5/22/2000                      $6,590.00                   $7,597.38
 5/23/2000                      $5,910.00                   $6,973.43
 5/24/2000                      $6,060.00                   $7,085.90
 5/25/2000                      $5,750.00                   $6,819.90
 5/26/2000                      $5,750.00                   $6,843.49
 5/30/2000                      $6,520.00                   $7,600.75
 5/31/2000                      $6,260.00                   $7,364.78
  6/1/2000                      $6,870.00                   $7,970.03
  6/2/2000                      $8,000.00                   $9,054.27
  6/5/2000                      $8,000.00                   $9,092.27
  6/6/2000                      $7,630.00                   $8,716.25
  6/7/2000                      $8,140.00                   $9,206.89
  6/8/2000                      $8,140.00                   $9,226.50
  6/9/2000                      $8,190.00                   $9,260.83
 6/12/2000                      $7,520.00                   $8,650.06
 6/13/2000                      $7,640.00                   $8,758.54
 6/14/2000                      $7,450.00                   $8,571.60
 6/15/2000                      $7,500.00                   $8,618.80
 6/16/2000                      $7,440.00                   $8,563.33
 6/19/2000                      $7,720.00                   $8,873.46
 6/20/2000                      $8,070.00                   $9,184.52
 6/21/2000                      $8,100.00                   $9,261.13
 6/22/2000                      $7,720.00                   $8,950.38
 6/23/2000                      $7,190.00                   $8,487.33
 6/26/2000                      $7,210.00                   $8,553.22
 6/27/2000                      $7,240.00                   $8,538.20
 6/28/2000                      $7,440.00                   $8,771.41
 6/29/2000                      $7,300.00                   $8,653.73
 6/30/2000                      $7,480.00                   $8,830.56
  7/3/2000                      $7,590.00                   $8,924.64
  7/5/2000                      $7,260.00                   $8,627.07
  7/6/2000                      $7,430.00                   $8,778.77
  7/7/2000                      $7,300.00                   $8,669.98
 7/10/2000                      $7,080.00                   $8,497.13
 7/11/2000                      $6,710.00                   $8,164.02
 7/12/2000                      $7,530.00                   $8,911.16
 7/13/2000                      $8,240.00                   $9,688.33
 7/14/2000                      $8,480.00                   $9,870.37
 7/17/2000                      $8,590.00                   $9,935.03
 7/18/2000                      $8,300.00                   $9,692.93
 7/19/2000                      $7,880.00                   $9,276.15
 7/20/2000                      $8,470.00                   $9,857.19
 7/21/2000                      $8,060.00                   $9,473.81
 7/24/2000                      $7,550.00                   $8,997.27
 7/25/2000                      $7,570.00                   $8,995.43
 7/26/2000                      $7,390.00                   $8,836.38
 7/27/2000                      $6,880.00                   $8,334.71
 7/28/2000                      $6,470.00                   $7,891.58
 7/31/2000                      $6,750.00                   $8,152.06
  8/1/2000                      $6,430.00                   $7,827.53
  8/2/2000                      $6,450.00                   $7,853.57
  8/3/2000                      $6,800.00                   $8,203.24
  8/4/2000                      $6,920.00                   $8,295.79
  8/7/2000                      $7,330.00                   $8,706.75
  8/8/2000                      $7,280.00                   $8,673.35
  8/9/2000                      $7,080.00                   $8,459.75
 8/10/2000                      $6,940.00                   $8,371.18
 8/11/2000                      $6,880.00                   $8,301.62
 8/14/2000                      $7,060.00                   $8,453.00
 8/15/2000                      $7,090.00                   $8,471.39
 8/16/2000                      $7,130.00                   $8,521.34
 8/17/2000                      $7,380.00                   $8,759.77
 8/18/2000                      $7,260.00                   $8,631.36
 8/21/2000                      $7,280.00                   $8,653.12
 8/22/2000                      $7,420.00                   $8,781.83
 8/23/2000                      $7,700.00                   $9,039.26
 8/24/2000                      $7,850.00                   $9,172.87
 8/25/2000                      $7,850.00                   $9,213.32
 8/28/2000                      $7,830.00                   $9,199.23
 8/29/2000                      $7,870.00                   $9,248.26
 8/30/2000                      $8,330.00                   $9,719.29
 8/31/2000                      $8,450.00                   $9,860.56

                                    12/2/99-
                                    8/31/00(2)
                                    ----------
INTERNET PLUS FUND                   (15.50%)
DJ INTERNET INDEX(1)                  (1.39%)

The Potomac Internet Plus Fund seeks daily investment returns that correspond to 125% of the Dow Jones Composite Internet Index (DJINet). To achieve this goal, the Fund invests in the 40 stocks of the Index and attempts to leverage its performance by holding option contracts on various internet indexes. During the Fund's fiscal year, the DJINet experienced considerable volatility: the index gained through mid-March, declined from mid-March through the end of May and gained from June through the end of the fiscal year. On August 31st the Index closed at 321, down (1.39%) for the nine-month period while the Fund declined (15.50%). The relatively weak recovery in the DJINet and the under-performance of the Fund's option contracts have prevented the Fund from fully recovering from the earlier decline in the target index.

(1) RETURN DOES NOT INCLUDE CONTINUOUS REINVESTMENT OF DIVIDENDS.
(2) NOT ANNUALIZED.





           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
                              INTERNET/SHORT FUND
--------------------------------------------------------------------------------

                                 INVESTOR CLASS

                  DECEMBER 21, 1999 - AUGUST 31, 2000

[GRAPH]


                           INTERNET/SHORT FUND         DJ INTERNET INDEX(1)
12/21/1999                     $10,000.00                  $10,000.00
12/22/1999                     $10,000.00                  $10,007.03
12/23/1999                     $10,006.00                   $9,777.12
12/27/1999                     $10,008.00                   $9,617.23
12/28/1999                     $10,008.00                   $9,615.78
12/29/1999                     $10,008.00                   $9,862.40
12/30/1999                     $10,008.00                   $9,703.96
12/31/1999                     $10,008.00                   $9,733.51
  1/3/2000                     $10,008.00                  $10,518.68
  1/4/2000                     $10,012.00                   $9,798.68
  1/5/2000                     $10,012.00                   $9,538.98
  1/6/2000                     $10,014.00                   $8,824.31
  1/7/2000                      $9,368.00                   $9,446.44
 1/10/2000                      $8,830.00                   $9,990.07
 1/11/2000                      $8,712.00                   $9,423.91
 1/12/2000                      $9,130.00                   $8,915.65
 1/13/2000                      $8,752.00                   $9,466.54
 1/14/2000                      $8,756.00                   $9,489.56
 1/18/2000                      $8,756.00                   $9,767.19
 1/19/2000                      $8,756.00                  $10,013.08
 1/20/2000                      $8,756.00                  $10,113.62
 1/21/2000                      $8,760.00                  $10,405.30
 1/24/2000                      $8,762.00                   $9,898.25
 1/25/2000                      $8,762.00                  $10,117.74
 1/26/2000                      $8,764.00                   $9,942.34
 1/27/2000                      $8,572.00                  $10,009.69
 1/28/2000                      $9,074.00                   $9,402.83
 1/31/2000                      $8,966.00                   $9,163.96
  2/1/2000                      $8,860.00                   $9,433.60
  2/2/2000                      $8,588.00                   $9,553.27
  2/3/2000                      $8,588.00                  $10,020.59
  2/4/2000                      $8,590.00                   $9,784.39
  2/7/2000                      $8,532.00                   $9,846.17
  2/8/2000                      $8,148.00                  $10,168.13
  2/9/2000                      $8,158.00                  $10,048.45
 2/10/2000                      $8,158.00                  $10,369.45
 2/11/2000                      $8,162.00                  $10,048.45
 2/14/2000                      $8,210.00                  $10,094.97
 2/15/2000                      $8,182.00                  $10,149.47
 2/16/2000                      $8,528.00                  $10,156.02
 2/17/2000                      $8,320.00                  $10,267.70
 2/18/2000                      $8,716.00                  $10,048.69
 2/22/2000                      $8,816.00                   $9,875.96
 2/23/2000                      $7,920.00                  $10,579.97
 2/24/2000                      $7,650.00                  $10,838.95
 2/25/2000                      $7,808.00                  $10,704.73
 2/28/2000                      $7,880.00                  $10,493.24
 2/29/2000                      $7,878.00                  $10,818.60
  3/1/2000                      $7,878.00                  $11,040.75
  3/2/2000                      $7,880.00                  $10,989.15
  3/3/2000                      $7,882.00                  $11,542.47
  3/6/2000                      $7,578.00                  $11,921.36
  3/7/2000                      $7,762.00                  $11,610.06
  3/8/2000                      $7,512.00                  $11,850.14
  3/9/2000                      $7,122.00                  $12,351.37
 3/10/2000                      $7,286.00                  $12,278.70
 3/13/2000                      $7,276.00                  $11,859.34
 3/14/2000                      $7,400.00                  $11,412.37
 3/15/2000                      $7,708.00                  $10,762.39
 3/16/2000                      $7,300.00                  $11,093.80
 3/17/2000                      $7,112.00                  $11,302.39
 3/20/2000                      $7,352.00                  $10,498.33
 3/21/2000                      $7,188.00                  $10,742.04
 3/22/2000                      $6,928.00                  $11,217.84
 3/23/2000                      $7,002.00                  $11,027.18
 3/24/2000                      $6,860.00                  $11,200.16
 3/27/2000                      $6,928.00                  $11,121.42
 3/28/2000                      $7,156.00                  $10,761.66
 3/29/2000                      $7,824.00                   $9,834.78
 3/30/2000                      $8,246.00                   $9,399.44
 3/31/2000                      $8,636.00                   $9,315.13
  4/3/2000                     $10,060.00                   $8,050.78
  4/4/2000                      $9,910.00                   $8,004.02
  4/5/2000                      $9,418.00                   $8,115.95
  4/6/2000                      $8,746.00                   $8,639.47
  4/7/2000                      $8,286.00                   $9,092.01
 4/10/2000                      $9,382.00                   $8,179.90
 4/11/2000                     $10,074.00                   $7,602.84
 4/12/2000                     $11,214.00                   $6,863.95
 4/13/2000                     $12,100.00                   $6,491.59
 4/14/2000                     $13,430.00                   $5,734.77
 4/17/2000                     $13,040.00                   $5,948.45
 4/18/2000                     $10,232.00                   $6,719.80
 4/19/2000                     $10,312.00                   $6,807.50
 4/20/2000                      $9,864.00                   $6,659.00
 4/24/2000                     $10,884.00                   $6,037.36
 4/25/2000                      $9,852.00                   $6,624.11
 4/26/2000                     $10,156.00                   $6,467.85
 4/27/2000                      $9,352.00                   $6,902.22
 4/28/2000                      $8,910.00                   $7,265.37
  5/1/2000                      $8,494.00                   $7,374.15
  5/2/2000                      $9,132.00                   $6,914.58
  5/3/2000                      $9,160.00                   $6,818.89
  5/4/2000                      $9,012.00                   $6,925.00
  5/5/2000                      $8,886.00                   $7,011.97
  5/8/2000                      $9,240.00                   $6,687.10
  5/9/2000                      $9,488.00                   $6,524.78
 5/10/2000                     $10,010.00                   $6,134.74
 5/11/2000                      $9,726.00                   $6,239.89
 5/12/2000                      $9,500.00                   $6,280.83
 5/15/2000                      $9,092.00                   $6,586.56
 5/16/2000                      $8,624.00                   $6,905.86
 5/17/2000                      $8,818.00                   $6,708.42
 5/18/2000                      $9,130.00                   $6,456.71
 5/19/2000                      $9,600.00                   $6,100.34
 5/22/2000                      $9,702.00                   $6,005.86
 5/23/2000                     $10,446.00                   $5,512.62
 5/24/2000                     $10,296.00                   $5,601.53
 5/25/2000                     $10,626.00                   $5,391.25
 5/26/2000                     $10,626.00                   $5,409.90
 5/30/2000                      $9,554.00                   $6,008.53
 5/31/2000                      $9,878.00                   $5,821.99
  6/1/2000                      $9,170.00                   $6,300.45
  6/2/2000                      $8,136.00                   $7,157.57
  6/5/2000                      $8,118.00                   $7,187.61
  6/6/2000                      $8,462.00                   $6,890.35
  6/7/2000                      $8,054.00                   $7,278.21
  6/8/2000                      $8,124.00                   $7,293.72
  6/9/2000                      $8,074.00                   $7,320.85
 6/12/2000                      $8,526.00                   $6,838.03
 6/13/2000                      $8,396.00                   $6,923.79
 6/14/2000                      $8,518.00                   $6,776.01
 6/15/2000                      $8,418.00                   $6,813.31
 6/16/2000                      $8,442.00                   $6,769.47
 6/19/2000                      $8,250.00                   $7,014.63
 6/20/2000                      $7,902.00                   $7,260.53
 6/21/2000                      $7,962.00                   $7,321.09
 6/22/2000                      $8,290.00                   $7,075.44
 6/23/2000                      $8,736.00                   $6,709.39
 6/26/2000                      $8,652.00                   $6,761.47
 6/27/2000                      $8,648.00                   $6,749.60
 6/28/2000                      $8,422.00                   $6,933.96
 6/29/2000                      $8,458.00                   $6,840.93
 6/30/2000                      $8,356.00                   $6,980.72
  7/3/2000                      $8,276.00                   $7,055.09
  7/5/2000                      $8,492.00                   $6,819.86
  7/6/2000                      $8,368.00                   $6,939.77
  7/7/2000                      $8,548.00                   $6,853.77
 7/10/2000                      $8,738.00                   $6,717.14
 7/11/2000                      $9,136.00                   $6,453.80
 7/12/2000                      $8,080.00                   $7,044.43
 7/13/2000                      $7,562.00                   $7,658.80
 7/14/2000                      $7,206.00                   $7,802.70
 7/17/2000                      $7,122.00                   $7,853.82
 7/18/2000                      $7,306.00                   $7,662.44
 7/19/2000                      $7,508.00                   $7,332.96
 7/20/2000                      $7,046.00                   $7,792.29
 7/21/2000                      $7,304.00                   $7,489.22
 7/24/2000                      $7,584.00                   $7,112.51
 7/25/2000                      $7,594.00                   $7,111.05
 7/26/2000                      $7,738.00                   $6,985.32
 7/27/2000                      $8,180.00                   $6,588.74
 7/28/2000                      $8,628.00                   $6,238.43
 7/31/2000                      $8,412.00                   $6,444.35
  8/1/2000                      $8,640.00                   $6,187.80
  8/2/2000                      $8,672.00                   $6,208.39
  8/3/2000                      $8,344.00                   $6,484.81
  8/4/2000                      $8,262.00                   $6,557.97
  8/7/2000                      $7,976.00                   $6,882.84
  8/8/2000                      $8,054.00                   $6,856.44
  8/9/2000                      $8,236.00                   $6,687.58
 8/10/2000                      $8,338.00                   $6,617.57
 8/11/2000                      $8,364.00                   $6,562.58
 8/14/2000                      $8,152.00                   $6,682.25
 8/15/2000                      $8,044.00                   $6,696.79
 8/16/2000                      $7,968.00                   $6,736.28
 8/17/2000                      $7,780.00                   $6,924.75
 8/18/2000                      $7,834.00                   $6,823.25
 8/21/2000                      $7,720.00                   $6,840.45
 8/22/2000                      $7,668.00                   $6,942.20
 8/23/2000                      $7,454.00                   $7,145.70
 8/24/2000                      $7,350.00                   $7,251.32
 8/25/2000                      $7,332.00                   $7,283.30
 8/28/2000                      $7,474.00                   $7,272.15
 8/29/2000                      $7,408.00                   $7,310.92
 8/30/2000                      $7,094.00                   $7,683.27
 8/31/2000                      $7,080.00                   $7,794.95

                                    12/21/99-
                                    8/31/00(2)
                                    ----------
INTERNET/SHORT FUND                  (29.20%)
DJ INTERNET INDEX(1)                 (22.05%)

The Internet/Short Fund is designed to provide, on a daily basis, investment returns that correlate inversely to the performance of the Dow Jones Composite Interent Index (DJINet). To achieve its objective, the Fund holds short positions in HOLDRs and options contracts on HOLDRs and a variety of internet indexes. During the fiscal year, the DJINet declined (22.05%), while the Fund declined (29.20%).

(1) RETURN DOES NOT INCLUDE CONTINUOUS REINVESTMENT OF DIVIDENDS.
(2) NOT ANNUALIZED.





           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
                                  DOW 30 PLUS
--------------------------------------------------------------------------------

                                 INVESTOR CLASS

                  DECEMBER 2, 1999 - AUGUST 31, 2000

[GRAPH]


                           DOW 30 PLUS FUND       DJ INDUSTRIAL AVERAGE INDEX (1)
 12/2/1999                     $10,000.00                  $10,000.00
 12/3/1999                     $10,280.00                  $10,223.86
 12/6/1999                     $10,110.00                  $10,168.45
 12/7/1999                     $10,010.00                  $10,061.23
 12/8/1999                      $9,940.00                  $10,026.32
 12/9/1999                     $10,020.00                  $10,086.72
12/10/1999                     $10,140.00                  $10,168.17
12/13/1999                     $10,090.00                  $10,139.08
12/14/1999                     $10,070.00                  $10,109.71
12/15/1999                     $10,110.00                  $10,168.73
12/16/1999                     $10,130.00                  $10,186.46
12/17/1999                     $10,190.00                  $10,197.82
12/20/1999                     $10,030.00                  $10,095.31
12/21/1999                     $10,110.00                  $10,146.28
12/22/1999                     $10,110.00                  $10,149.05
12/23/1999                     $10,350.00                  $10,332.18
12/27/1999                     $10,320.00                  $10,318.89
12/28/1999                     $10,430.00                  $10,396.46
12/29/1999                     $10,410.00                  $10,403.66
12/30/1999                     $10,370.00                  $10,374.85
12/31/1999                     $10,440.00                  $10,414.94
  1/3/2000                     $10,250.00                  $10,288.48
  1/4/2000                      $9,820.00                   $9,962.74
  1/5/2000                      $9,980.00                  $10,075.72
  1/6/2000                     $10,090.00                  $10,194.04
  1/7/2000                     $10,420.00                  $10,437.99
 1/10/2000                     $10,470.00                  $10,482.96
 1/11/2000                     $10,390.00                  $10,427.59
 1/12/2000                     $10,430.00                  $10,463.84
 1/13/2000                     $10,470.00                  $10,492.22
 1/14/2000                     $10,630.00                  $10,619.55
 1/18/2000                     $10,440.00                  $10,472.56
 1/19/2000                     $10,390.00                  $10,407.92
 1/20/2000                     $10,210.00                  $10,282.85
 1/21/2000                     $10,090.00                  $10,192.63
 1/24/2000                      $9,810.00                   $9,972.02
 1/25/2000                      $9,840.00                   $9,991.69
 1/26/2000                      $9,850.00                   $9,994.50
 1/27/2000                      $9,850.00                   $9,990.00
 1/28/2000                      $9,500.00                   $9,728.07
 1/31/2000                      $9,740.00                   $9,910.74
  2/1/2000                      $9,780.00                  $10,001.80
  2/2/2000                      $9,720.00                   $9,967.52
  2/3/2000                      $9,750.00                   $9,976.79
  2/4/2000                      $9,680.00                   $9,931.82
  2/7/2000                      $9,600.00                   $9,879.27
  2/8/2000                      $9,660.00                   $9,926.21
  2/9/2000                      $9,380.00                   $9,692.09
 2/10/2000                      $9,310.00                   $9,641.79
 2/11/2000                      $9,080.00                   $9,443.93
 2/14/2000                      $9,180.00                   $9,529.65
 2/15/2000                      $9,400.00                   $9,709.24
 2/16/2000                      $9,220.00                   $9,567.31
 2/17/2000                      $9,160.00                   $9,524.88
 2/18/2000                      $8,870.00                   $9,257.60
 2/22/2000                      $8,930.00                   $9,334.89
 2/23/2000                      $8,870.00                   $9,263.23
 2/24/2000                      $8,740.00                   $9,142.65
 2/25/2000                      $8,480.00                   $8,933.84
 2/28/2000                      $8,660.00                   $9,093.75
 2/29/2000                      $8,780.00                   $9,174.98
  3/1/2000                      $8,790.00                   $9,183.69
  3/2/2000                      $8,810.00                   $9,208.14
  3/3/2000                      $9,000.00                   $9,391.38
  3/6/2000                      $8,760.00                   $9,213.19
  3/7/2000                      $8,320.00                   $8,873.97
  3/8/2000                      $8,410.00                   $8,928.78
  3/9/2000                      $8,600.00                   $9,068.46
 3/10/2000                      $8,520.00                   $8,994.26
 3/13/2000                      $8,530.00                   $9,010.85
 3/14/2000                      $8,530.00                   $8,887.75
 3/15/2000                      $8,660.00                   $9,177.78
 3/16/2000                      $9,170.00                   $9,629.99
 3/17/2000                      $9,130.00                   $9,597.95
 3/20/2000                      $9,210.00                   $9,674.95
 3/21/2000                      $9,450.00                   $9,880.68
 3/22/2000                      $9,400.00                   $9,843.86
 3/23/2000                      $9,670.00                  $10,073.19
 3/24/2000                      $9,690.00                  $10,066.73
 3/27/2000                      $9,560.00                   $9,988.03
 3/28/2000                      $9,480.00                   $9,906.74
 3/29/2000                      $9,580.00                   $9,981.57
 3/30/2000                      $9,530.00                   $9,946.73
 3/31/2000                      $9,460.00                   $9,893.89
  4/3/2000                      $9,800.00                  $10,165.66
  4/4/2000                      $9,730.00                  $10,113.94
  4/5/2000                      $9,580.00                   $9,995.34
  4/6/2000                      $9,670.00                  $10,068.13
  4/7/2000                      $9,660.00                  $10,065.60
 4/10/2000                      $9,740.00                  $10,133.62
 4/11/2000                      $9,860.00                  $10,224.67
 4/12/2000                      $9,660.00                  $10,077.97
 4/13/2000                      $9,450.00                   $9,895.36
 4/14/2000                      $8,770.00                   $9,335.73
 4/17/2000                      $9,030.00                   $9,586.42
 4/18/2000                      $9,220.00                   $9,753.93
 4/19/2000                      $9,150.00                   $9,670.17
 4/20/2000                      $9,330.00                   $9,823.35
 4/24/2000                      $9,390.00                   $9,879.55
 4/25/2000                      $9,640.00                  $10,077.69
 4/26/2000                      $9,420.00                   $9,915.25
 4/27/2000                      $9,350.00                   $9,863.25
 4/28/2000                      $9,200.00                   $9,723.57
  5/1/2000                      $9,270.00                   $9,794.11
  5/2/2000                      $9,180.00                   $9,721.05
  5/3/2000                      $8,910.00                   $9,493.68
  5/4/2000                      $8,850.00                   $9,432.41
  5/5/2000                      $9,020.00                   $9,582.21
  5/8/2000                      $9,040.00                   $9,605.56
  5/9/2000                      $8,970.00                   $9,544.97
 5/10/2000                      $8,730.00                   $9,391.90
 5/11/2000                      $8,960.00                   $9,553.32
 5/12/2000                      $9,020.00                   $9,610.75
 5/15/2000                      $9,220.00                   $9,790.49
 5/16/2000                      $9,350.00                   $9,905.35
 5/17/2000                      $9,180.00                   $9,756.03
 5/18/2000                      $9,180.00                   $9,762.86
 5/19/2000                      $9,030.00                   $9,626.59
 5/22/2000                      $8,800.00                   $9,550.22
 5/23/2000                      $8,690.00                   $9,441.27
 5/24/2000                      $8,800.00                   $9,543.70
 5/25/2000                      $8,580.00                   $9,352.17
 5/26/2000                      $8,540.00                   $9,329.82
 5/30/2000                      $8,770.00                   $9,536.26
 5/31/2000                      $8,720.00                   $9,531.91
  6/1/2000                      $8,840.00                   $9,649.55
  6/2/2000                      $8,980.00                   $9,778.69
  6/5/2000                      $9,010.00                   $9,797.30
  6/6/2000                      $8,930.00                   $9,725.08
  6/7/2000                      $8,990.00                   $9,795.09
  6/8/2000                      $8,840.00                   $9,664.52
  6/9/2000                      $8,790.00                   $9,615.00
 6/12/2000                      $8,730.00                   $9,569.85
 6/13/2000                      $8,790.00                   $9,622.05
 6/14/2000                      $8,850.00                   $9,681.94
 6/15/2000                      $8,870.00                   $9,706.28
 6/16/2000                      $8,600.00                   $9,465.75
 6/19/2000                      $8,710.00                   $9,564.08
 6/20/2000                      $8,570.00                   $9,452.94
 6/21/2000                      $8,630.00                   $9,509.63
 6/22/2000                      $8,510.00                   $9,399.46
 6/23/2000                      $8,540.00                   $9,425.39
 6/26/2000                      $8,690.00                   $9,550.62
 6/27/2000                      $8,640.00                   $9,515.72
 6/28/2000                      $8,660.00                   $9,536.85
 6/29/2000                      $8,530.00                   $9,419.32
 6/30/2000                      $8,570.00                   $9,464.47
  7/3/2000                      $8,690.00                   $9,566.64
  7/5/2000                      $8,600.00                   $9,496.82
  7/6/2000                      $8,600.00                   $9,494.89
  7/7/2000                      $8,760.00                   $9,634.86
 7/10/2000                      $8,770.00                   $9,644.46
 7/11/2000                      $8,850.00                   $9,717.49
 7/12/2000                      $8,910.00                   $9,768.41
 7/13/2000                      $8,910.00                   $9,773.21
 7/14/2000                      $8,930.00                   $9,794.99
 7/17/2000                      $8,920.00                   $9,787.31
 7/18/2000                      $8,860.00                   $9,729.02
 7/19/2000                      $8,820.00                   $9,689.30
 7/20/2000                      $8,970.00                   $9,823.18
 7/21/2000                      $8,830.00                   $9,723.26
 7/24/2000                      $8,800.00                   $9,679.37
 7/25/2000                      $8,810.00                   $9,692.83
 7/26/2000                      $8,630.00                   $9,526.61
 7/27/2000                      $8,700.00                   $9,589.70
 7/28/2000                      $8,610.00                   $9,521.80
 7/31/2000                      $8,620.00                   $9,531.59
  8/1/2000                      $8,710.00                   $9,608.56
  8/2/2000                      $8,790.00                   $9,681.56
  8/3/2000                      $8,800.00                   $9,698.81
  8/4/2000                      $8,860.00                   $9,754.23
  8/7/2000                      $8,970.00                   $9,844.14
  8/8/2000                      $9,080.00                   $9,943.68
  8/9/2000                      $9,010.00                   $9,879.31
 8/10/2000                      $9,020.00                   $9,881.96
 8/11/2000                      $9,130.00                   $9,989.80
 8/14/2000                      $9,280.00                  $10,124.18
 8/15/2000                      $9,170.00                  $10,025.31
 8/16/2000                      $9,120.00                   $9,972.22
 8/17/2000                      $9,160.00                  $10,015.02
 8/18/2000                      $9,150.00                  $10,006.72
 8/21/2000                      $9,190.00                  $10,036.91
 8/22/2000                      $9,250.00                  $10,090.67
 8/23/2000                      $9,250.00                  $10,095.65
 8/24/2000                      $9,300.00                  $10,130.16
 8/25/2000                      $9,300.00                  $10,139.12
 8/28/2000                      $9,360.00                  $10,193.66
 8/29/2000                      $9,320.00                  $10,159.47
 8/30/2000                      $9,200.00                  $10,057.93
 8/31/2000                      $9,320.00                  $10,159.47

                                    12/2/99-
                                    8/31/00(2)
                                    ----------
DOW 30 PLUS FUND                      (6.80%)
DJ INDUSTRIAL AVERAGE INDEX(1)         1.59%

The Dow 30 Plus Fund seeks to provide daily investment returns that correspond to 125% of the return of the Dow Jones Industrial Average (the "Dow"). The principal securities in the Fund's portfolio include long positions in all 30 stocks in the Dow and Dow futures contracts. The Dow 30 Plus Fund was launched on December 2. The Dow peaked for the fiscal year at 11,723 and then pulled back 16%, reaching a low of 9,796 in early March. While a recovery occurred by mid-March, the Dow continued to trade in the range of 10,500 to 11,200 through the end of the fiscal year. From the inception of the Fund through the end of the fiscal year, the Dow returned 1.59%, while the Fund lost (6.80%). The Fund's underperformance was due primarily to the initial difficulties associated with implementing the Fund's program with a low level of assets in an extremely volatile market.

(1) RETURN DOES NOT INCLUDE CONTINUOUS REINVESTMENT OF DIVIDENDS.
(2) NOT ANNUALIZED.





           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
                                 U.S. PLUS FUND
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

-------------------------------------------------------      -------------------------------------------------------

SHARES                                            VALUE      FACE AMOUNT                                       VALUE
-------------------------------------------------------      -------------------------------------------------------
COMMON STOCKS - 95.61%*                                      U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.08%*

    348,086   Standard & Poor's                                  $609,716   Fannie Mae 6.48%,
                Depository Receipts                                           11/30/2000                 $   599,837
                Trust                       $53,028,727                                                  -----------
                                            -----------
                                                                            TOTAL U.S. GOVERNMENT AGENCY
              TOTAL COMMON STOCKS                                             OBLIGATIONS
                (Cost $51,742,298)           53,028,727                       (Cost $599,946)                599,837
                                            -----------                                                  -----------

                                                                            TOTAL INVESTMENTS - 96.69%*
                                                                              (Cost $52,342,244)         $53,628,564
                                                                                                         ===========

--------------------------------------------------------------------------------
                                 U.S. PLUS FUND
--------------------------------------------------------------------------------
                          SCHEDULE OF FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

-------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                          GAIN
-------------------------------------------------------
FUTURES CONTRACTS PURCHASED
    79   S&P 500 Index Futures
            Contracts Expiring
            September 2000 (Underlying Face
            Amount at Market Value
            $30,043,700)                     $  567,919
                                             ==========

* Calculated as a percentage of net assets.





                     See notes to the financial statements.

--------------------------------------------------------------------------------
                                U.S./SHORT FUND
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

-------------------------------------------------------      -------------------------------------------------------

FACE AMOUNT                                       VALUE      CONTRACTS (100 SHARES PER CONTRACT)               VALUE
-------------------------------------------------------      -------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 124.70%*                PUT OPTIONS PURCHASED - 1.35%*

$2,489,675   Fannie Mae 6.48%,                                         5   S&P 500 Expiring
               11/30/2000                   $2,449,333                       September 2000 at 1575
                                            ----------                       (Cost $33,125)              $   26,500
                                                                                                         ----------
             TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS                                          TOTAL PUT OPTIONS
               (Cost $2,449,778)             2,449,333                       (Cost $33,125)                  26,500
                                            ----------                                                   ----------

                                                                           TOTAL INVESTMENTS - 126.05%*
                                                                             (Cost $2,482,903)           $2,475,833
                                                                                                         ----------


--------------------------------------------------------------------------------
                                 U.S./SHORT FUND
--------------------------------------------------------------------------------
                           SCHEDULE OF OPTIONS WRITTEN
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

-------------------------------------------------------

CONTRACTS (100 SHARES PER CONTRACT)               VALUE
-------------------------------------------------------
WRITTEN OPTION CONTRACTS

         5   S&P 500 - Call Expiring
               September 2000 at 1575        $   1,000
                                             ---------

             TOTAL OPTIONS WRITTEN
               (Premiums received $1,175)    $   1,000
                                             =========

*  Calculated as a percentage of net assets.




                     See notes to the financial statements.

--------------------------------------------------------------------------------
                                 U.S./SHORT FUND
--------------------------------------------------------------------------------
                        SCHEDULE OF SECURITIES SOLD SHORT
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

-------------------------------------------------------

SHARES                                            VALUE
-------------------------------------------------------
    5,300      STANDARD & POOR'S DEPOSITORY
                 RECEIPTS TRUST                $807,422
                                               --------

               TOTAL SECURITIES SOLD
                 SHORT (Proceeds $797,047)     $807,422
                                               ========

--------------------------------------------------------------------------------
                                 U.S./SHORT FUND
--------------------------------------------------------------------------------
                       SCHEDULE OF SHORT FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

-------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                          LOSS
-------------------------------------------------------
SHORT FUTURES CONTRACTS
        1      S&P 500 Index Futures
                 Contracts Expiring
                 September 2000
                 (Underlying Face Amount
                 at Market Value $380,300)    $ (1,904)
                                              ========






                     See notes to the financial statements.

--------------------------------------------------------------------------------
                                  OTC PLUS FUND
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

---------------------------------------------------------

SHARES                                            VALUE
---------------------------------------------------------
COMMON STOCKS - 94.97%*

    178,432   Intel Corporation            $ 13,360,096
    189,846   Cisco Systems, Inc.**          13,028,182
    137,783   Microsoft Corporation**         9,618,976
     67,528   JDS Uniphase Corporation**      8,406,181
     90,037   Oracle Corporation**            8,187,740
     52,573   Sun Microsystems, Inc.**        6,673,485
     67,992   QUALCOMM Inc.**                 4,071,021
     70,805   Nextel Communications, Inc.**   3,925,252
     31,001   VERITAS Software
                Corporation**                 3,737,498
     17,808   Siebel Systems, Inc.**          3,522,645
     72,457   Dell Computer Corporation**     3,160,937
     13,250   PMC-Sierra, Inc.**              3,127,000
     32,599   Gemstar- TV Guide
                International, Inc.**         2,942,060
     32,876   Xilinx, Inc.**                  2,921,854
     78,352   WorldCom, Inc.**                2,859,848
     24,228   Network Appliance, Inc.**       2,834,676
     12,755   CIENA Corporation **            2,827,624
     42,600   Altera Corporation**            2,761,012
     36,408   Amgen Inc.**                    2,760,182
     13,868   VeriSign, Inc.**                2,757,998
     67,044   ADC Telecommunications,
                Inc.**                        2,744,614
     31,772   Applied Materials, Inc.**       2,742,321
     15,838   i2 Technologies, Inc.**         2,679,592
      6,700   SDL, Inc.**                     2,661,994
     30,131   Maxim Integrated
                Products, Inc.**              2,642,112
     52,238   Immunex Corporation**           2,624,959
     19,867   Yahoo! Inc.**                   2,413,841
     31,835   Linear Technology Corporation   2,290,130
     10,771   Applied Micro Circuits
                Corporation**                 2,185,840
     72,059   Global Crossing Ltd.**          2,166,274
     34,537   Apple Computer, Inc.**          2,104,598
     17,357   VoiceStream Wireless
                Corporation**                 1,953,747
     90,489   Telefonaktiebolaget LM
                Ericsson AB - ADR             1,855,025
     19,325   Level 3 Communications, Inc.**  1,685,804
     39,733   Metromedia Fiber
                Network, Inc.**               1,586,837
     12,229   Sanmina Corporation**           1,443,022
     17,041   MedImmune, Inc.**               1,433,574

---------------------------------------------------------

SHARES                                            VALUE
---------------------------------------------------------
     14,802   Vitesse Semiconductor
                Corporation**              $  1,314,603
     32,607   Comcast Corporation             1,214,611
     26,815   Paychex, Inc.                   1,196,619
      8,927   Adobe Systems Incorporated      1,160,510
     19,328   Intuit Inc.**                   1,157,264
     12,287   Comverse Technology, Inc.**     1,129,636
     17,146   KLA-Tencor Corporation**        1,125,206
     23,549   CMGI Inc.**                     1,053,818
     19,117   Chiron Corporation**            1,033,513
     17,756   Tellabs, Inc.**                   997,665
     13,879   Biogen, Inc.**                    959,386
     29,666   PeopleSoft, Inc.**                956,729
     21,319   NTL Incorporated**                934,050
     14,910   eBay Inc.**                       924,420
     18,154   EchoStar Communications
                Corporation**                   885,008
      6,992   QLogic Corporation**              793,592
     21,792   BroadVision, Inc.**               751,824
     17,769   Amazon.com, Inc.**                737,413
     10,368   Lycos, Inc.**                     736,128
     19,624   Starbucks Corporation**           718,729
     19,907   NEXTLINK
                Communications, Inc.**          697,989
     18,255   Conexant Systems, Inc.**          678,858
     15,284   Cintas Corporation                635,241
     11,689   Fiserv, Inc.**                    633,398
     25,924   USA Networks, Inc.**              623,796
     13,816   RF Micro Devices, Inc.**          616,539
     17,902   Costco Wholesale
                Corporation**                   616,500
     18,179   Biomet, Inc.                      614,677
      8,088   Genzyme Corporation**             607,106
     18,219   Concord EFS, Inc.**               585,285
     35,548   McLeodUSA Incorporated**          562,103
     11,116   RealNetworks, Inc.**              541,210
      4,927   Electronic Arts Inc.**            531,808
     28,912   Bed Bath & Beyond Inc.**          507,767
     25,306   Atmel Corporation**               506,120
     15,323   PanAmSat Corporation**            497,040
     19,385   American Power Conversion
                Corporation**                   461,605
      7,350   Molex Incorporated                388,172
     14,144   BMC Software, Inc.**              381,888
     28,526   Parametric Technology
                Corporation**                   381,535


                     See notes to the financial statements.

--------------------------------------------------------------------------------
                                  OTC PLUS FUND
--------------------------------------------------------------------------------
                       SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

---------------------------------------------------------

SHARES                                            VALUE
---------------------------------------------------------
COMMON STOCKS - 94.97%* (CONTINUED)

     24,065   Staples, Inc.**              $    369,999
     16,731   Citrix Systems, Inc.**            368,082
     30,047   Novell, Inc.**                    368,076
      4,995   Microchip Technology
                Incorporated**                  339,972
      9,944   Adelphia Communications
                Corporation**                   333,124
     21,906   At Home Corporation**             319,006
      7,126   Dollar Tree Stores, Inc.**        289,048
     10,952   Network Associates, Inc.**        283,383
      6,525   PACCAR Inc.                       276,905
      7,410   CNET Networks, Inc.**             248,235
     18,169   Smurfit-Stone Container
                Corporation**                   238,468
      6,180   Synopsys, Inc.**                  229,046
     13,547   3Com Corporation**                225,219
      5,350   Apollo Group, Inc.**              218,347
      6,477   Sigma-Aldrich Corporation         188,223
     16,915   Compuware Corporation**           178,665
     12,283   Quintiles Transnational Corp.**   171,194
      5,312   Northwest Airlines Corporation**  166,332
      6,514   Adaptec, Inc.**                   159,593
      4,725   Herman Miller, Inc.               150,905
      2,449   PacifiCare Health Systems, Inc.** 132,093
      7,195   Legato Systems, Inc.**             87,239
          -   Palm, Inc.**                            4
                                           ------------

              TOTAL COMMON STOCKS
                (Cost $90,134,030)          176,889,070
                                           ------------

---------------------------------------------------------

CONTRACTS (100 SHARES PER CONTRACT)               VALUE
---------------------------------------------------------
CALL OPTIONS PURCHASED - 1.62%*

         67   Nasdaq Index
                Expiring September 2000
                at 3650                     $ 3,009,137
                                            -----------

              TOTAL CALL OPTIONS
                (Cost $2,399,935)             3,009,137
                                            -----------

---------------------------------------------------------

FACE AMOUNT
---------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.58%*
$4,877,731   Fannie Mae 6.48%,
                11/30/2000                     4,798,693
                                            ------------

             TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $4,799,566)              4,798,693
                                            ------------

             TOTAL INVESTMENTS - 99.17%*
                (Cost $97,333,531)          $184,696,900
                                            ============


*  Calculated as a percentage of net assets.
** Non-income producing security.




                     See notes to the financial statements.

--------------------------------------------------------------------------------
                                  OTC PLUS FUND
--------------------------------------------------------------------------------
                           SCHEDULE OF OPTIONS WRITTEN
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

---------------------------------------------------------

CONTRACTS (100 SHARES PER CONTRACT)                 VALUE
---------------------------------------------------------
WRITTEN OPTION CONTRACTS

         67   Nasdaq Index - Put
                Expiring September 2000
                 at 3650                    $  64,488
                                            ---------

              TOTAL OPTIONS WRITTEN
                (Premiums received
                $267,156)                   $  64,488
                                            =========

--------------------------------------------------------------------------------
                                  OTC PLUS FUND
--------------------------------------------------------------------------------
                          SCHEDULE OF FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

---------------------------------------------------------
                                               UNREALIZED
CONTRACTS                                            GAIN
---------------------------------------------------------
FUTURES CONTRACTS PURCHASED
         68   NASDAQ 100 Index
                Futures Contracts Expiring
                September 2000 (Underlying
                Face Amount at Market
                Value $27,839,200)          $ 1,806,694
                                            ===========





                     See notes to the financial statements.

--------------------------------------------------------------------------------
                                 OTC/SHORT FUND
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

---------------------------------------------------------

FACE AMOUNT                                         VALUE
---------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 65.18%*

$2,083,198    Fannie Mae 6.48%,
                11/30/2000                   $2,049,442
                                             ----------

              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $2,049,815)             2,049,442
                                             ----------

              TOTAL INVESTMENTS - 65.18%*
                (Cost $2,049,815)            $2,049,442
                                             ==========

* Calculated as a percentage of net assets.




                     See notes to the financial statements.

--------------------------------------------------------------------------------
                                 OTC/SHORT FUND
--------------------------------------------------------------------------------
                        SCHEDULE OF SECURITIES SOLD SHORT
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

-----------------------------------------------------------------
SHARES                                                    VALUE
-----------------------------------------------------------------
      3,268   Intel Corporation                     $   244,691
      3,477   Cisco Systems, Inc.                       238,609
      2,524   Microsoft Corporation                     176,207
      1,237   JDS Uniphase Corporation                  153,987
      1,649   Oracle Corporation                        149,956
        963   Sun Microsystems, Inc.                    122,241
      1,245   QUALCOMM Inc.                              74,544
      1,297   Nextel Communications, Inc.                71,902
        568   VERITAS Software Corporation               68,480
        326   Siebel Systems, Inc.                       64,487
      1,327   Dell Computer Corporation                  57,890
        597   Gemstar-TV Guide
                International, Inc.                      53,879
        602   Xilinx, Inc.                               53,503
        224   PMC-Sierra, Inc.                           52,864
      1,435   WorldCom, Inc.                             52,378
        444   Network Appliance, Inc.                    51,948
        234   CIENA Corporation                          51,875
        667   Amgen Inc.                                 50,567
        780   Altera Corporation                         50,554
        254   VeriSign, Inc.                             50,514
      1,228   ADC Telecommunications, Inc.               50,271
        582   Applied Materials, Inc.                    50,234
        290   i2 Technologies, Inc.                      49,064
        123   SDL, Inc.                                  48,869
        552   Maxim Integrated Products, Inc.            48,403
        957   Immunex Corporation                        48,089
        364   Yahoo! Inc.                                44,226
        583   Linear Technology Corporation              41,940
        197   Applied Micro Circuits
                Corporation                              39,979
      1,320   Global Crossing Ltd.                       39,682
        633   Apple Computer, Inc.                       38,573
        318   VoiceStream Wireless Corporation           35,795
      1,657   Telefonaktiebolaget LM
                Ericsson AB - ADR                        33,969
        354   Level 3 Communications, Inc.               30,881
        728   Metromedia Fiber Network, Inc.             29,075
        224   Sanmina Corporation                        26,432
        312   MedImmune, Inc.                            26,247
        597   Comcast Corporation                        22,238
        248   Vitesse Semiconductor
                Corporation                              22,026
        491   Paychex, Inc.                              21,911
        164   Adobe Systems Incorporated                 21,320

-----------------------------------------------------------------
SHARES                                                    VALUE
-----------------------------------------------------------------
        354   Intuit Inc.                           $    21,196
        225   Comverse Technology, Inc.                  20,686
        314   KLA-Tencor Corporation                     20,606
        431   CMGI Inc.                                  19,287
        350   Chiron Corporation                         18,922
        325   Tellabs, Inc.                              18,261
        254   Biogen, Inc.                               17,558
        543   PeopleSoft, Inc.                           17,512
        390   NTL Incorporated                           17,087
        273   eBay Inc.                                  16,926
        333   EchoStar Communications
                Corporation                              16,234
        399   Broadvision Inc.                           13,765
        190   Lycos, Inc.                                13,490
        325   Amazon.com, Inc.                           13,487
        359   Starbucks Corporation                      13,148
        365   NEXTLINK Communications, Inc.              12,798
        334   Conexant Systems, Inc.                     12,421
        104   QLogic Corporation                         11,804
        280   Cintas Corporation                         11,637
        214   Fiserv, Inc.                               11,596
        475   USA Networks, Inc.                         11,430
        254   RF Micro Devices, Inc.                     11,335
        328   Costco Wholesale Corporation               11,295
        333   Biomet, Inc.                               11,260
        148   Genzyme Corporation                        11,109
        334   Concord EFS, Inc.                          10,730
        651   McLeodUSA Incorporated                     10,294
        204   RealNetworks, Inc.                          9,932
         90   Electronic Arts Inc.                        9,714
        530   Bed Bath & Beyond Inc.                      9,308
        464   Atmel Corporation                           9,280
        281   PanAmSat Corporation                        9,115
        355   American Power Conversion
                Corporation                               8,453
        135   Molex Incorporated                          7,130
        259   BMC Software, Inc.                          6,993
        522   Parametric Technology
                Corporation                               6,982
        441   Staples, Inc.                               6,780
        550   Novell, Inc.                                6,738
        306   Citrix Systems, Inc.                        6,732
         91   Microchip Technology
                Incorporated                              6,194
        401   At Home Corporation                         5,840

                     See notes to the financial statements.

--------------------------------------------------------------------------------
                                 OTC/SHORT FUND
--------------------------------------------------------------------------------
                  SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

-----------------------------------------------------------------
SHARES                                                    VALUE
-----------------------------------------------------------------
        169   Adelphia Communications
                Corporation                          $    5,661
        131   Dollar Tree Stores, Inc.                    5,314
        201   Network Associates, Inc.                    5,201
        120   PACCAR Inc.                                 5,093
        136   CNET Networks, Inc.                         4,556
        333   Smurfit-Stone Container
                Corporation                               4,371
        113   Synopsys, Inc.                              4,188
        248   3Com Corporation                            4,123
         98   Apollo Group, Inc.                          4,000
        125   Sigma-Aldrich Corporation                   3,633
        310   Compuware Corporation                       3,274
        225   Quintiles Transnational Corp.               3,136
         97   Northwest Airlines Corporation              3,037
        119   Adaptec, Inc.                               2,915
         87   Herman Miller, Inc.                         2,779
         45   PacifiCare Health Systems, Inc.             2,427
        132   Legato Systems, Inc.                        1,600
                                                     ----------

              TOTAL SECURITIES SOLD SHORT
                (Proceeds $3,718,545)                $3,230,673
                                                     ==========




                     See notes to the financial statements.

--------------------------------------------------------------------------------
                               SMALL CAP PLUS FUND
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

-----------------------------------------------------------------
SHARES                                                    VALUE
-----------------------------------------------------------------
COMMON STOCKS - 30.33%*

      1,400   MRV Communications, Inc.**             $  107,888
      1,800   The Dexter Corporation                    106,425
        700   Markel Corporation**                      102,113
      4,100   Regency Realty Corporation                 92,763
      2,100   Charles E. Smith Residential
                Realty, Inc.                             86,363
        700   MMC Networks, Inc.**                       85,269
      1,700   Arthur J. Gallagher & Co.                  83,300
      1,700   Cambrex Corporation                        79,794
        500   Plexus Corp.**                             77,375
      1,400   Minerals Technologies Inc.                 72,625
      1,500   InFocus Corporation                        72,563
        900   Coherent, Inc.**                           72,450
      1,100   Nordson Corporation                        71,225
      1,400   Essex Property Trust, Inc.                 68,863
        700   Interwoven, Inc.**                         67,200
      1,400   OM Group, Inc.                             66,325
        800   Netro Corporation**                        66,100
      1,100   Stone Energy Corporation**                 65,794
      2,600   Haemonetics Corporation**                  65,488
      6,800   RPM, Inc.                                  65,025
      6,500   Clayton Homes, Inc.                        63,375
      3,300   Vectren Corporation                        62,700
      1,700   Aeroflex Incorporated**                    62,475
      1,900   Hawaiian Electric Industries, Inc.         62,225
      1,200   Commerce Bancorp, Inc.                     62,025
      1,000   Investors Financial
                Services Corp.                           61,563
      1,600   Jacobs Engineering
                Group Inc.**                             60,800
        800   Precision Castparts Corp.                  60,800
      3,200   Mentor Graphics Corporation**              60,400
      1,000   Methode Electronics, Inc.                  60,125
        600   Informatica Corporation**                  60,000
      2,300   First Midwest Bancorp, Inc.                59,369
      1,800   Superior Industries
                International, Inc.                      58,388
      1,400   Artesyn Technologies, Inc.**               58,187
        800   National Computer Systems, Inc.            58,100
      3,200   AMCORE Financial, Inc.                     57,800
      1,000   Silicon Valley Bancshares**                57,625
      4,400   TrustCo Bank Corp NY                       56,650
      1,400   Mitchell Energy &
                Development Corp.                        56,000
      1,500   Primark Corporation**                      55,500

-----------------------------------------------------------------
SHARES                                                    VALUE
-----------------------------------------------------------------
      3,000   Terex Corporation**                    $   54,938
      1,800   IDEX Corporation                           54,675
      2,700   Richmond County
                Financial Corp.                          54,338
      1,400   Florida Rock Industries, Inc.              53,813
      2,600   Sotheby's Holdings, Inc.                   53,788
        700   Harman International
                Industries, Incorporated                 53,725
      3,200   MascoTech, Inc.                            53,000
      1,400   CH Energy Group, Inc.                      52,850
      1,900   Harsco Corporation                         52,844
      1,100   Mettler-Toledo
                International Inc.**                     52,044
      8,300   PSS World Medical, Inc.**                  51,875
      2,500   Washington Federal, Inc.                   51,875
        800   Medicis Pharmaceutical
                Corporation**                            51,550
      1,700   Cirrus Logic, Inc.**                       51,425
      2,200   Hospitality Properties Trust               51,150
        900   Alpharma Inc.                              50,963
      1,700   Camden Property Trust                      50,894
      1,500   Great Lakes Chemical
                Corporation                              50,625
      4,300   Pier 1 Imports, Inc.                       50,525
      1,000   Inhale Therapeutic
                Systems, Inc.**                          50,500
        500   Tut Systems, Inc.**                        50,313
      1,300   RLI Corp.                                  50,050
      1,000   Plantronics, Inc.**                        49,938
      1,800   Lennar Corporation                         49,725
        400   Exar Corporation**                         48,250
      3,600   Wisconsin Central
                Transportation Corporation**             48,150
        600   Leap Wireless
                International, Inc.**                    47,625
      3,400   Pioneer Natural Resources
                Company                                  47,175
      1,800   Leucadia National Corporation              47,025
      2,100   Mark IV Industries, Inc.                   46,988
      3,600   Quorum Health Group, Inc.**                46,350
      2,100   Jack in the Box Inc.**                     46,331
      5,200   CYTOGEN Corporation**                      46,150
        800   MIPS Technologies, Inc.**                  45,800
      2,700   IndyMac Bancorp, Inc.                      45,563
      1,700   Veritas DGC Inc.**                         45,369
        900   Lone Star Technologies, Inc.**             45,225

                     See notes to the financial statements.

--------------------------------------------------------------------------------
                               SMALL CAP PLUS FUND
--------------------------------------------------------------------------------
                       SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

-----------------------------------------------------------------
SHARES                                                    VALUE
-----------------------------------------------------------------
COMMON STOCKS - 30.33%* (CONTINUED)

      1,700   Smithfield Foods, Inc.**               $   45,156
        600   Natural MicroSystems
                Corporation**                            44,738
      3,200   Bio-Technology General Corp.**             44,600
      1,650   Cable Design Technologies
                Corporation**                            44,550
      2,400   Avista Corporation                         44,250
      2,400   Staten Island Bancorp, Inc.                44,250
      1,300   Stillwater Mining Company**                44,200
      1,400   Mueller Industries, Inc.**                 44,188
        600   NVR, Inc.**                                44,100
      2,700   Kellwood Company                           43,200
        700   Advent Software, Inc.**                    43,138
      1,600   Pogo Producing Company                     43,000
      1,400   Chemed Corporation                         42,875
      1,300   Bandag, Incorporated                       42,331
      1,700   York International Corporation             42,288
      3,500   CBRL Group, Inc.                           42,219
      1,300   Roper Industries, Inc.                     42,088
      4,100   Newpark Resources, Inc.**                  42,025
        400   Alexion Pharmaceuticals, Inc.**            42,000
        700   Enzo Biochem, Inc.**                       42,000
      2,900   Nationwide Health
                Properties, Inc.                         41,869
      3,100   El Paso Electric Company**                 41,656
      8,300   IKON Office Solutions, Inc.                41,500
        600   Go2Net, Inc.**                             41,400
        800   Corixa Corporation**                       40,950
      1,400   BRE Properties, Inc. - Class A             40,862
      2,000   Allied Capital Corporation                 40,500
        900   Bank United Corp. - Class A                40,500
        600   E'Town Corporation                         40,312
      4,700   Humana Inc.**                              40,244
      4,100   Caremark Rx, Inc.**                        40,231
      4,700   Sovereign Bancorp, Inc.                    39,950
        900   Pioneer Group, Inc.**                      39,263
      1,100   Teleflex Incorporated                      39,188
      1,700   Citizens Banking Corporation               39,100
      1,600   Delta and Pine Land Company                39,100
      1,100   Cummins Engine Company, Inc.               39,050
      1,500   Commerce Group, Inc.                       39,000
        800   Varian Inc.**                              39,000
      3,600   United Dominion Realty
                Trust, Inc.                              38,925
      1,100   Urban Shopping Centers, Inc.               38,431

-----------------------------------------------------------------
SHARES                                                    VALUE
-----------------------------------------------------------------
      1,400   Chittenden Corporation                 $   38,325
      1,100   Barrett Resources Corporation**            38,087
        800   SPS Technologies, Inc.**                   37,650
      2,100   Catellus Development
                Corporation**                            37,537
      1,100   Cost Plus, Inc.**                          36,987
      1,800   Universal Foods Corporation                36,900
        800   Varian Medical Systems, Inc.**             36,750
        600   Cubist Pharmaceuticals, Inc.**             36,675
      1,400   IDEXX Laboratories, Inc.**                 36,575
      3,500   Worthington Industries, Inc.               36,531
        600   Enzon, Inc.**                              36,525
      1,400   Chateau Communities, Inc.                  36,400
      1,800   Tupperware Corporation                     36,338
      3,100   Hooper Holmes, Inc.                        36,231
      1,000   The Cheesecake Factory
                Incorporated**                           36,062
        600   Proxim, Inc.**                             36,038
      1,100   Orthodontic Centers of
                America, Inc.**                          36,025
      2,800   Dillard's Inc. - Class A                   35,875
        400   Veeco Instruments Inc.**                   35,850
      1,400   LTX Corporation**                          35,788
        600   Black Box Corporation**                    35,700
      1,000   Whitney Holding Corporation                35,563
        400   Elantec Semiconductor, Inc.**              35,400
      2,000   The Earthgrains Company                    35,250
      2,000   Texas Biotechnology
                Corporation**                            35,250
        400   Netegrity, Inc.**                          35,200
      1,400   MDU Resources Group, Inc.                  35,000
        700   Suiza Foods Corporation**                  35,000
      2,500   Venator Group, Inc.**                      35,000
      2,100   Sensormatic Electronics
                Corporation**                            34,913
      1,700   Brandywine Realty Trust                    34,850
        500   Biosite Diagnostics
                Incorporated**                           34,781
      1,300   Colonial Properties Trust                  34,775
        900   Commonwealth Telephone
                Enterprises, Inc.**                      34,762
      1,000   Louis Dreyfus Natural Gas**                34,750
      1,400   J.D. Edwards & Company**                   34,737
      2,100   Journal Register Company**                 34,650
        700   AppNet, Inc.**                             34,606
      1,100   Patterson Energy, Inc.**                   34,513

                     See notes to the financial statements.

--------------------------------------------------------------------------------
                               SMALL CAP PLUS FUND
--------------------------------------------------------------------------------
                       SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

-----------------------------------------------------------------
SHARES                                                    VALUE
-----------------------------------------------------------------
COMMON STOCKS - 30.33%* (CONTINUED)

      1,400   United Asset Management
                Corporation                          $   34,300
        600   Varian Semiconductor
                Equipment Associates, Inc.**             34,275
        500   Aurora Biosciences
                Corporation**                            34,187
      1,000   Polaris Industries Inc.                    34,125
      1,800   Southwest Gas Corporation                  33,975
      1,900   GTECH Holdings Corporation**               33,963
      1,100   Cell Genesys, Inc.**                       33,894
      1,200   Lee Enterprises, Incorporated              33,600
        600   Affiliated Managers
                Group, Inc.**                            33,450
        300   EMCORE Corporation**                       33,450
      1,200   MicroStrategy Incorporated**               33,450
        300   Tollgrade
                Communications, Inc.**                   33,356
      1,800   Flowserve Corporation                      33,300
        600   C&D Technologies, Inc.                     33,150
      1,500   Kaydon Corporation                         33,094
      1,900   Ogden Corporation**                        33,012
      1,700   Polo Ralph Lauren
                Corporation**                            32,938
      1,700   Trinity Industries, Inc.                   32,938
      1,100   On Assignment, Inc.**                      32,863
      2,200   Extended Stay America, Inc.**              32,588
        600   Zebra Technologies
                Corporation**                            32,400
        700   DSP Group, Inc.**                          32,375
        900   Metris Companies Inc.                      32,344
      1,700   Summit Technology, Inc.**                  32,194
        400   Dain Rauscher Corporation                  32,175
      1,100   Kent Electronics Corporation**             32,175
      3,100   Prime Hospitality Corp.**                  32,163
        700   Aspen Technology, Inc.**                   32,156
        500   Scholastic Corporation**                   32,094
      1,100   Southwest Bancorporation of
                Texas, Inc.**                            31,969
      2,800   Casey's General Stores, Inc.               31,850
      1,100   CEC Entertainment Inc.**                   31,762
      3,200   Freeport-McMoRan Copper &
                Gold, Inc.**                             31,400
      1,000   Adaptive Broadband
                Corporation**                            31,250
      1,200   Actuate Corporation**                      31,125

-----------------------------------------------------------------
SHARES                                                    VALUE
-----------------------------------------------------------------
        700   CuraGen Corporation**                  $   31,062
        500   Greater Bay Bancorp                        31,000
      1,400   MeriStar Hospitality Corporation           30,975
      1,500   Ferro Corporation                          30,938
      1,100   Modine Manufacturing Company               30,938
      2,100   John H. Harland Company                    30,713
      1,100   Silicon Valley Group, Inc.**               30,663
        500   Maxim Pharmaceuticals, Inc.**              30,594
      7,400   Iomega Corporation**                       30,525
        800   Cerner Corporation**                       30,450
        600   Whole Foods Market, Inc.**                 30,300
      4,400   Modis Professional
                Services, Inc.**                         30,250
        600   UIL Holdings Corporation                   30,188
      1,200   Corn Products International, Inc.          30,150
        700   Pulitzer Inc.                              30,144
      1,500   United Bankshares, Inc.                    29,813
      1,000   Footstar, Inc.**                           29,750
      1,000   Digital Island**                           29,687
      2,400   Spherion Corporation**                     29,550
      1,500   D.R. Horton, Inc.                          29,437
        800   Silicon Image, Inc.**                      29,400
      2,700   Glenayre Technologies, Inc.**              29,363
      1,000   ValueVision International, Inc.**          29,313
      1,600   Kulicke and Soffa
                Industries, Inc.**                       29,100
        600   Eaton Vance Corp.                          29,062
      1,100   Queens County Bancorp Inc.                 29,013
        700   Neurocrine Biosciences, Inc.**             28,963
      1,100   Alliance Semiconductor
                Corporation**                            28,944
      1,600   Community First
                Bankshares, Inc.                         28,800
      1,400   Price Communications
                Corporation**                            28,700
      1,100   Alaska Air Group, Inc.**                   28,600
      2,500   ShopKo Stores, Inc.**                      28,594
      2,100   Independence Community
                Bank Corp.                               28,481
      1,600   Sierra Pacific Resources                   28,300
        600   Titan Pharmaceuticals, Inc.**              28,163
      1,700   The First American Corporation             28,050
      3,100   Crompton Corporation                       27,900
      1,000   AmeriCredit Corp.**                        27,625
        600   Cymer, Inc.**                              27,562
        800   H.B. Fuller Company                        27,450

                     See notes to the financial statements.

--------------------------------------------------------------------------------
                               SMALL CAP PLUS FUND
--------------------------------------------------------------------------------
                       SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

-----------------------------------------------------------------
SHARES                                                    VALUE
-----------------------------------------------------------------
COMMON STOCKS - 30.33%* (CONTINUED)

      1,100   Kilroy Realty Corporation              $   27,363
      1,300   Vintage Petroleum, Inc.                    27,300
        500   HNC Software Inc.**                        27,203
      1,500   Systems & Computer
                Technology Corporation**                 26,906
      1,300   Wave Systems Corp.**                       26,813
        600   SBA Communications
                Corporation**                            26,775
        900   First Industrial Realty Trust, Inc.        26,719
      1,000   Carter-Wallace, Inc.                       26,625
      5,100   OfficeMax, Inc.**                          26,456
      1,600   ArvinMeritor, Inc.                         26,400
      1,000   Alexander & Baldwin, Inc.                  26,313
      1,000   Health Care Property
                Investors, Inc.                          26,313
      1,000   Provident Financial Group, Inc.            26,313
      1,000   Asyst Technologies, Inc.**                 26,187
        600   Transkaryotic Therapies, Inc.**            26,025
      2,300   Unifi, Inc.**                              26,019
      1,800   Callaway Golf Company                      25,987
      1,500   Barnes & Noble, Inc.**                     25,969
        800   United Stationers Inc.**                   25,950
      2,500   Key Energy Services, Inc.**                25,938
        300   United Therapeutics
                Corporation**                            25,908
        500   Sirius Satellite Radio Inc.**              25,750
      1,000   Kennametal Inc.                            25,625
      1,000   Lincare Holdings Inc.**                    25,500
      1,500   Polaroid Corporation                       25,500
      1,100   The Manitowoc Company, Inc.                25,231
        600   Pharmacopeia, Inc.**                       25,163
      3,500   TALK.com, Inc.**                           25,156
        500   Insight Enterprises, Inc.**                25,125
        500   Pharmacyclics, Inc.**                      25,063
      1,000   Immunomedics, Inc.**                       25,000
      2,400   Covance Inc.**                             24,900
      2,000   Pennzoil-Quaker State Company              24,875
        500   Cobalt Networks, Inc.                      24,813
      1,000   Kaufman and Broad Home
                Corporation                              24,812
        800   The Scotts Company**                       24,800
      1,500   Olin Corporation                           24,750
        600   Cousins Properties, Inc.                   24,675
        500   Houghton Mifflin Company                   24,594
      1,800   UCAR International Inc.**                  24,525

-----------------------------------------------------------------
SHARES                                                    VALUE
-----------------------------------------------------------------
        700   Michaels Stores, Inc.**                $   24,500
      1,400   Sky Financial Group, Inc.                  24,500
        600   Metricom, Inc.**                           24,413
        800   The Men's Wearhouse, Inc.**                24,400
        500   ZixIt Corporation**                        24,375
        800   Korn/Ferry International**                 24,350
        500   Avocent Corporation**                      24,312
        600   Weingarten Realty Investors                24,300
        800   WPS Resources Corporation                  24,050
        600   HSB Group, Inc.                            23,963
        500   Clarent Corporation**                      23,875
        600   Illuminet Holdings Inc.**                  23,850
      1,400   Advanced Digital Information
                Corporation**                            23,800
      1,100   Federal Signal Corporation                 23,719
      2,000   S3 Incorporated**                          23,625
        700   Potlatch Corporation                       23,538
        600   F.Y.I. Incorporated**                      23,400
      1,300   InterDigital Communications
                Corporation**                            23,238
        400   F5 Networks, Inc.**                        23,200
        700   Emisphere Technologies, Inc.**             23,100
      1,200   FileNET Corporation**                      23,100
        500   Verity, Inc.**                             22,875
        300   SonicWALL, Inc.**                          22,838
      1,100   Atmos Energy Corporation                   22,825
        800   REMEC, Inc.**                              22,800
      1,300   The Geon Company                           22,669
        900   Hudson United Bancorp                      22,669
      1,700   Borders Group, Inc.**                      22,631
      1,700   Catalytica, Inc.**                         22,631
        400   NetIQ Corporation**                        22,600
        600   Wesley Jessen
                VisionCare, Inc.**                       22,575
        300   CV Therapeutics, Inc.**                    22,500
      1,800   Ruby Tuesday, Inc.                         22,500
      1,400   Intertrust Technologies
                Corporation**                            22,488
      1,400   La-Z-Boy Incorporated                      22,488
        600   Kronos Incorporated**                      22,425
      1,000   Imation Corp.**                            22,250
        900   Bally Total Fitness Holding
                Corporation**                            22,219
      2,100   Louisiana-Pacific Corporation**            22,181
      1,100   First Washington Realty
                Trust, Inc.                              22,138

                     See notes to the financial statements.

--------------------------------------------------------------------------------
                               SMALL CAP PLUS FUND
--------------------------------------------------------------------------------
                       SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

-----------------------------------------------------------------
SHARES                                                    VALUE
-----------------------------------------------------------------
COMMON STOCKS - 30.33%* (CONTINUED)
      1,400   Regis Corporation                      $   22,138
      1,700   Ligand Pharmaceuticals
                Incorporated**                           22,100
      1,400   A.O. Smith Corporation                     22,050
      6,300   Bethlehem Steel Corporation**              22,050
        500   SERENA Software, Inc.**                    22,000
      1,000   Fisher Scientific
                International Inc.**                     21,938
        400   SCM Microsystems, Inc.**                   21,775
        600   ANADIGICS, Inc.**                          21,600
        600   AnnTaylor Stores Corporation**             21,600
        300   Documentum, Inc.**                         21,469
      1,700   SAGA SYSTEMS, Inc.**                       21,463
      1,000   Hughes Supply, Inc.                        21,300
      1,000   Intermedia
                Communications Inc.**                    20,750
        300   Trimeris, Inc.**                           20,700
      3,800   Charming Shoppes, Inc.**                   20,662
        700   Dionex Corporation**                       20,650
        400   PRI Automation, Inc.**                     20,650
        400   CTS Corporation                            20,525
        600   FactSet Research Systems Inc.              20,513
        600   Texas Industries, Inc.                     20,475
        600   Allaire Corporation**                      20,363
      1,400   Eclipsys Corporation**                     20,125
      2,900   The FINOVA Group Inc.                      20,119
      1,100   Mills Corp.                                19,938
        900   Superconductor
                Technologies Inc.**                      19,913
        600   ILEX Oncology, Inc.**                      19,800
      1,100   Project Software &
                Development, Inc.**                      19,800
      1,400   ITC/\DeltaCom, Inc.**                      19,775
      1,700   Wallace Computer Services, Inc.            19,763
      1,100   Southern Union Company**                   19,731
      2,800   Total Renal Care
                Holdings, Inc.**                         19,600
      1,200   The Timken Company                         19,575
      2,000   Quantum Corporation - Hard
                Disk Drive**                             19,500
      1,900   STERIS Corporation**                       19,475
        600   Geron Corporation**                        19,388
      1,200   Furniture Brands
                International, Inc.**                    19,350
        800   ACNielson Corporation**                    19,250

-----------------------------------------------------------------
SHARES                                                    VALUE
-----------------------------------------------------------------
      2,600   Ohio Casualty Corporation              $   19,175
        600   ONEOK, Inc.                                19,163
        300   Diamond Technology Partners
                Incorporated**                           19,144
        800   Chesapeake Corporation                     19,100
      1,500   Robotic Vision Systems, Inc.**             19,031
        800   AXENT Technologies, Inc.**                 19,000
        600   Hyperion Solutions
                Corporation**                            18,975
        500   Helix Technology Corporation               18,938
        300   Invitrogen Corporation**                   18,938
        700   ABM Industries Incorporated                18,900
      1,800   AGCO Corporation                           18,900
        700   Ethan Allen Interiors Inc.                 18,856
        900   The Macerich Company                       18,844
      1,100   Concurrent Computer
                Corporation**                            18,837
        800   Philadelphia Suburban
                Corporation                              18,750
        800   AptarGroup, Inc.                           18,650
        800   Summit Properties Inc.                     18,600
        600   Xircom, Inc.**                             18,525
        900   National Golf Properties, Inc.             18,450
        300   Forrester Research, Inc.**                 18,338
      1,000   Arch Chemicals, Inc.                       18,188
      1,500   Legato Systems, Inc.**                     18,187
        800   Applebee's International, Inc.             18,150
        400   Atwood Oceanics, Inc.**                    18,150
        600   The Toro Company                           18,150
      2,100   Midway Games Inc.**                        18,113
        800   Dollar Thrifty Automotive
                Group, Inc.**                            18,100
      1,100   Elcor Corporation                          18,081
        600   Storage USA, Inc.                          18,075
      1,800   Rare Medium Group, Inc.**                  18,000
        400   Aware, Inc.**                              17,925
        900   Pegasus Solutions Inc.**                   17,888
        700   Black Hills Corporation                    17,850
      1,000   Rayovac Corporation**                      17,750
      1,300   eLoyalty Corporation**                     17,713
        300   Osicom Technologies, Inc.**                17,700
      2,800   MTI Technology Corporation**               17,675
        900   Baldor Electric Company                    17,662
        600   CMP Group Inc.                             17,625
      1,900   Wit Soundview Group, Inc.**                17,575
        500   New Era of Networks, Inc.**                17,531


                     See notes to the financial statements.

--------------------------------------------------------------------------------
                               SMALL CAP PLUS FUND
--------------------------------------------------------------------------------
                       SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

-----------------------------------------------------------------
SHARES                                                    VALUE
-----------------------------------------------------------------
COMMON STOCKS - 30.33%* (CONTINUED)
        600   G & K Services, Inc. - Class A         $   17,400
      1,000   ESS Technology, Inc.**                     17,312
      1,300   Interliant Inc.**                          17,225
        700   Gene Logic Inc.**                          17,194
        700   Puma Technology, Inc.**                    17,019
        600   Mercury Computer
                Systems, Inc.**                          17,006
      1,400   Steel Dynamics, Inc.**                     16,975
        800   Mentor Corporation                         16,950
      2,400   NBTY, Inc.**                               16,950
      1,000   American Italian Pasta
                Company**                                16,938
        700   Mid-America Apartment
                Communities, Inc.                        16,931
        800   R. H. Donnelley Corporation**              16,800
      2,100   W.R. Grace & Co.**                         16,669
        400   Rayonier Inc.                              16,625
        900   Mpower Communications Corp.**              16,594
        800   Pinnacle Entertainment, Inc.**             16,500
        900   QRS Corporation**                          16,481
      1,100   Adelphia Business
                Solutions, Inc.**                        16,431
      1,100   Apria Healthcare Group Inc.**              16,362
      1,200   Policy Management Systems
                Corporation**                            16,200
        800   Renal Care Group, Inc.**                   16,200
      1,400   JLG Industries, Inc.                       16,188
      1,100   America West Holdings
                Corporation - Class B**                  16,088
        600   ATMI, Inc.**                               16,078
      1,800   Wausau-Mosinee Paper
                Corporation                              15,975
        600   Dendrite International, Inc.**             15,937
        800   SuperGen, Inc.**                           15,750
        700   Del Webb Corporation                       15,663
        500   PLX Technology, Inc.**                     15,656
      1,000   Pittston Brink's Group                     15,563
        800   MedQuist Inc.**                            15,500
        400   AXT, Inc.**                                15,450
        700   Banta Corporation                          15,444
      1,700   Rhythms NetConnections Inc.**              15,300
        900   Syntroleum Corporation**                   15,300
      1,000   Horace Mann Educators
                Corporation                              15,250

-----------------------------------------------------------------
SHARES                                                    VALUE
-----------------------------------------------------------------
        300   WatchGuard
                Technologies, Inc.**                 $   14,738
        700   Broadbase Software, Inc.**                 14,656
      1,800   Allied Riser Communications
                Corporation**                            14,625
      1,000   Lincoln Electric Holdings, Inc.            14,625
        700   Citadel Communications
                Corporation**                            14,350
        800   ACTV, Inc.**                               14,250
      1,100   The Standard Register Company              14,094
        600   Remedy Corporation**                       14,025
        500   Commercial Metals Company                  13,969
        600   C-Cube Microsystems Inc.**                 13,950
        300   Extended Systems
                Incorporated**                           13,763
        800   Answerthink Inc.**                         13,700
      1,000   Viatel, Inc.**                             13,688
        800   Power Integrations, Inc.**                 13,600
      1,500   World Access, Inc.**                       13,594
        400   Chelsea GCA Realty, Inc.                   13,425
        600   E. W. Blanch Holdings, Inc.                13,162
        700   Transaction Systems
                Architects, Inc. - Class A**             12,863
        600   Accrue Software, Inc.**                    12,788
        800   Primus Telecommunications
                Group, Incorporated**                    12,750
      1,700   UNOVA, Inc.**                              12,750
        500   Cleveland-Cliffs Inc.                      12,562
        400   USFreightways Corporation                  12,475
      1,300   iXL Enterprises, Inc.                      12,431
        700   SportsLine.com, Inc.**                     12,381
        600   Cohu, Inc.                                 12,300
      1,800   Rollins Truck Leasing Corp.                12,150
        400   Keynote Systems, Inc.**                    12,100
      1,100   Ziff-Davis Inc. - ZD**                     12,100
      2,300   Owens Corning                              11,931
        700   Presstek, Inc.**                           11,856
      1,100   Wabtec Corporation                         11,413
        800   Provident Bankshares
                Corporation                              11,400
      1,100   CIBER, Inc.**                              11,344
        500   Papa John's
                International, Inc.**                    11,313
        800   InterTAN, Inc.**                           11,100
        800   Viant Corporation**                        11,100
      1,300   StarMedia Network, Inc.**                  11,050


                     See notes to the financial statements.

--------------------------------------------------------------------------------
                               SMALL CAP PLUS FUND
--------------------------------------------------------------------------------
                       SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

-----------------------------------------------------------------
SHARES                                                    VALUE
-----------------------------------------------------------------
COMMON STOCKS - 30.33%* (CONTINUED)
      1,300   Open Market, Inc.**                    $   10,969
      2,500   USEC Inc.                                  10,938
        800   Ralcorp Holdings, Inc.**                   10,800
      1,700   Brightpoint, Inc.**                        10,731
        700   O'Reilly Automotive, Inc.**                10,675
        300   Three-Five Systems, Inc.**                  9,975
        400   Lands' End, Inc.**                          9,775
        300   Bottomline Technologies, Inc.**             9,506
      1,400   Del Monte Foods Company**                   9,187
        900   Computer Horizons Corp.**                   8,606
      1,100   Internet Pictures Corporation**             8,594
        600   Sykes Enterprises,
                Incorporated**                            8,438
      1,400   ICG Communications, Inc.**                  8,356
        300   Great Plains Software, Inc.**               8,156
        600   Pacific Sunwear of
                California, Inc.**                        7,988
      1,200   UICI**                                      7,950
        600   Georgia Gulf Corporation                    7,800
        300   Concord Communications, Inc.**              7,200
        800   Visual Networks, Inc.**                     6,450
        700   The Profit Recovery Group
                International, Inc.**                     6,322
      1,000   CapRock Communications
                Corp.**                                   5,937
        300   MICROS Systems, Inc.**                      5,269
        500   Intraware, Inc.**                           5,250
        700   iGATE Capital Corporation**                 5,097
        300   Mercator Software, Inc.**                   4,688
        300   Network Peripherals Inc.**                  4,313
        700   Cambridge Technology
                Partners, Inc.**                          4,309
        800   Applied Power Inc.                          3,950
        500   Ames Department Stores, Inc.**              2,531
         --   Conagra, Inc.**                                 4
                                                     ----------

              TOTAL COMMON STOCKS
                (Cost $14,045,778)                   14,830,768
                                                     ----------

-----------------------------------------------------------------
FACE AMOUNT                                               VALUE
-----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 50.85%*

$25,277,826   Fannie Mae 6.48%,
                11/30/2000                          $24,868,225
                                                    -----------

              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $24,872,749)                   24,868,225
                                                    -----------


-----------------------------------------------------------------

CONTRACTS (100 SHARES PER CONTRACT)
-----------------------------------------------------------------
CALL OPTIONS PURCHASED - 1.70%*
         60   Russell 2000 Index Expiring
                September 2000 at 460                   462,000
         55   Russell 2000 Index Expiring
                September 2000 at 470                   369,188
                                                    -----------
              TOTAL CALL OPTIONS
                (Cost $668,813)                         831,188
                                                    -----------
              TOTAL INVESTMENTS - 82.88%*
                (Cost $39,587,340)                  $40,530,181
                                                    ===========

*  Calculated as a percentage of net assets.
** Non-income producing security.

                     See notes to the financial statements.

--------------------------------------------------------------------------------
                               SMALL CAP PLUS FUND
--------------------------------------------------------------------------------
                           SCHEDULE OF OPTIONS WRITTEN
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

-----------------------------------------------------------------
CONTRACTS (100 SHARES PER CONTRACT)                       VALUE
-----------------------------------------------------------------
WRITTEN OPTION CONTRACTS
         60   Russell 2000 Index - Put
                Expiring September 2000
                at 460                              $     1,125
         55   Russell 2000 Index - Put
                Expiring September 2000
                at 470                                    1,031
                                                    -----------

              TOTAL OPTIONS WRITTEN
                (Premiums received $28,980)         $     2,156
                                                    ===========


--------------------------------------------------------------------------------
                               SMALL CAP PLUS FUND
--------------------------------------------------------------------------------
                          SCHEDULE OF FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

-----------------------------------------------------------------
                                                     UNREALIZED
CONTRACTS                                                  GAIN
-----------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
        149   Russell 2000 Index Futures
                Contracts Expiring
                September 2000
                (Underlying Face Amount at
                Market Value $40,010,225)           $   859,754
                                                    ===========

                     See notes to the financial statements.

--------------------------------------------------------------------------------
                              SMALL CAP/SHORT FUND
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

-----------------------------------------------------------------
FACE AMOUNT                                               VALUE
-----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 67.61%*
$25,405       Fannie Mae 6.48%,
                11/30/2000                              $24,993
                                                        -------

              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $24,998)                           24,993
                                                        -------

              TOTAL INVESTMENTS - 67.61%*
                (Cost $24,998)                          $24,993
                                                        =======

* Calculated as a percentage of net assets.





                     See notes to the financial statements.

--------------------------------------------------------------------------------
                               INTERNET PLUS FUND
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

-----------------------------------------------------------------
SHARES                                                    VALUE
-----------------------------------------------------------------
COMMON STOCKS - 99.39%*
      6,120   VeriSign, Inc.**                      $ 1,217,115
     19,262   America Online, Inc.**                  1,129,235
      6,436   i2 Technologies, Inc.**                 1,088,891
      6,828   Ariba, Inc.**                           1,074,557
     14,745   Exodus Communications, Inc.**           1,009,111
     13,015   BEA Systems, Inc.**                       885,833
      5,533   Check Point Software
                Technologies Ltd.**                     806,781
      6,603   TIBCO Software Inc.**                     673,093
      3,796   Inktomi Corporation**                     494,903
      8,814   CMGI Inc.**                               394,427
      8,563   Internet Capital Group, Inc.**            298,635
      7,768   Vignette Corporation**                    296,155
      8,266   BroadVision, Inc.**                       285,177
      4,537   Commerce One, Inc.**                      283,704
      7,219   InfoSpace, Inc.**                         281,541
      3,616   Akamai Technologies, Inc.**               273,234
      5,392   RealNetworks, Inc.**                      262,523
     12,841   At Home Corporation**                     186,997
      4,376   DoubleClick Inc.**                        178,049
      2,901   Verio Inc.**                              173,879
      2,392   Lycos, Inc.**                             169,832
      9,324   E*TRADE Group, Inc.**                     165,501
      2,649   eBay Inc.**                               164,238
      2,719   VerticalNet, Inc.**                       144,787
      1,153   Yahoo! Inc.**                             140,090
      3,369   Amazon.com, Inc.**                        139,813
      7,642   Healtheon/WebMD Corporation**             134,690
      7,172   PSINet Inc.**                             125,958
      6,633   Ameritrade Holding Corporation**          124,783
      2,084   CheckFree Holdings Corporation**          107,977
      3,174   CNET Networks, Inc.**                     106,329
      3,871   Priceline.com Incorporated**              105,243
      5,655   Covad Communications
                Group, Inc.**                            92,247
      2,989   Ticketmaster Online -
                CitySearch, Inc.**                       71,923
        980   Go2Net, Inc.**                             67,620
      2,213   Digital Island**                           65,698
     11,759   Webvan Group Inc.**                        47,036
      3,901   EarthLink, Inc.**                          43,886

-----------------------------------------------------------------
SHARES                                                    VALUE
-----------------------------------------------------------------
      2,715   MP3.com, Inc.**                       $    22,399
      4,879   eToys Inc.**                               21,955
                                                    -----------

              TOTAL COMMON STOCKS
                (Cost $11,279,017)                   13,355,845
                                                    -----------


-----------------------------------------------------------------

FACE AMOUNT
-----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.37%*
    $50,810   Fannie Mae 6.48%,
                11/30/2000                               49,986
                                                    -----------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $49,995)                           49,986
                                                    -----------


-----------------------------------------------------------------

CONTRACTS (100 SHARES PER CONTRACT)
-----------------------------------------------------------------
CALL OPTIONS PURCHASED - 3.83%*
         43   Inter@ctive Week Internet Index
                Expiring September 2000 at 480          353,138
         12   TheStreet.com Index Expiring
                September 2000 at 710                   161,400
                                                    -----------

              TOTAL CALL OPTIONS
                (Cost $361,875)                         514,538
                                                    -----------

              TOTAL INVESTMENTS - 103.59%*
                (Cost $11,690,887)                  $13,920,369
                                                    ===========


*  Calculated as a percentage of net assets.
** Non-income producing security.


                     See notes to the financial statements.

--------------------------------------------------------------------------------
                               INTERNET PLUS FUND
--------------------------------------------------------------------------------
                           SCHEDULE OF OPTIONS WRITTEN
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

-----------------------------------------------------------------

CONTRACTS (100 SHARES PER CONTRACT)                       VALUE
-----------------------------------------------------------------
WRITTEN OPTION CONTRACTS
         43   Inter@ctive Week Internet
                Index - Put Expiring
                September 2000 at 480               $     2,150
         12   TheStreet.com Index - Put
                Expiring September 2000
                at 710                                    1,950
                                                    -----------

              TOTAL OPTIONS WRITTEN
                (Premiums received $65,098)         $     4,100
                                                    ===========




                     See notes to the financial statements.

--------------------------------------------------------------------------------
                               INTERNET/SHORT FUND
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

-----------------------------------------------------------------

FACE AMOUNT                                               VALUE
-----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 96.86%*
$965,384      Fannie Mae 6.48%,
                11/30/2000                             $949,741
                                                       --------

              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $949,914)                         949,741
                                                       --------

-----------------------------------------------------------------

CONTRACTS (100 SHARES PER CONTRACT)
-----------------------------------------------------------------
PUT OPTIONS PURCHASED - 2.65%*
          1   GSTI Internet Index Expiring
                September 2000 at 500                     2,731

          5   DJ Internet Index Expiring
                September 2000 at 200                    15,813

          4   Internet HOLDRs Trust Expiring
                September 2000 at 135                     7,450
                                                       --------

              TOTAL PUT OPTIONS
                (Cost $43,262)                           25,994
                                                       --------

              TOTAL INVESTMENTS - 99.51%*
                (Cost $993,176)                        $975,735
                                                       ========


* Calculated as a percentage of net assets.





                     See notes to the financial statements.

--------------------------------------------------------------------------------
                               INTERNET/SHORT FUND
--------------------------------------------------------------------------------
                           SCHEDULE OF OPTIONS WRITTEN
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

-----------------------------------------------------------------

CONTRACTS (100 SHARES PER CONTRACT)                       VALUE
-----------------------------------------------------------------
WRITTEN OPTION CONTRACTS

          1   GSTI Internet Index - Call Expiring
                September 2000 at 500               $       906

          5   DJ Internet Index - Call Expiring
                September 2000 at 200                       219

          4   The Internet HOLDRs Trust -
                Call Expiring September
                2000 at 135                                  75
                                                    -----------

              TOTAL OPTIONS WRITTEN
                (Premiums received $1,050)          $     1,200
                                                    ===========


--------------------------------------------------------------------------------
                               INTERNET/SHORT FUND
--------------------------------------------------------------------------------
                        SCHEDULE OF SECURITIES SOLD SHORT
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

-----------------------------------------------------------------

SHARES                                                    VALUE
-----------------------------------------------------------------
      1,300   Internet Infrastucture
                HOLDRs Trust                        $    81,575
        400   Internet HOLDRs Trust                      46,675
                                                    -----------

              TOTAL SECURITIES SOLD
                SHORT (Proceeds $131,057)           $   128,250
                                                    ===========


                     See notes to the financial statements.

--------------------------------------------------------------------------------
                                DOW 30 PLUS FUND
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

-----------------------------------------------------------------

SHARES                                                    VALUE
-----------------------------------------------------------------
COMMON STOCKS - 91.43%*

      8,798   J.P. Morgan & Co.                       $1,470,916
      8,798   International Business
                Machines Corporation (IBM)             1,161,336
      8,798   Hewlett-Packard Company                  1,062,359
      8,798   Minnesota Mining and
                Manufacturing Company (3M)               818,214
      8,798   Johnson & Johnson                          808,866
      8,798   Exxon Mobil Corporation                    718,137
      8,798   Intel Corporation                          658,750
      8,798   General Motors Corporation                 635,106
      8,798   Merck & Co., Inc.                          614,760
      8,798   Microsoft Corporation**                    614,210
      8,798   United Technologies Corporation            549,325
      8,798   Eastman Kodak Company                      547,676
      8,798   The Procter & Gamble Company               543,826
      8,798   American Express Company                   520,182
      8,798   General Electric Company                   516,333
      8,798   Citigroup Inc.                             513,622
      8,798   The Boeing Company                         471,793
      8,798   The Coca-Cola Company                      462,995

-----------------------------------------------------------------

SHARES                                                    VALUE
-----------------------------------------------------------------
      8,798   The Home Depot, Inc.                     $  422,854
      8,798   Wal-Mart Stores, Inc.                       417,355
      8,798   E.I. du Pont de Nemours
                and Company                               394,810
      8,798   SBC Communications Inc.                     367,317
      8,798   The Walt Disney Company                     342,572
      8,798   Honeywell International Inc.                339,273
      3,000   DIAMONDS Trust, Series I                    337,406
      8,798   Caterpillar Inc.                            323,326
      8,798   Alcoa Inc.                                  292,533
      8,798   International Paper Company                 280,436
      8,798   AT&T Corp.                                  277,137
      8,798   McDonald's Corporation                      262,840
      8,798   Philip Morris Companies Inc.                260,641
                                                      -----------

              TOTAL COMMON STOCKS
                (Cost $15,995,652)                     17,006,906
                                                      -----------

              TOTAL INVESTMENTS - 91.43%*
                (Cost $15,995,652)                    $17,006,906
                                                      ===========

*  Calculated as a percentage of net assets.
** Non-income producing security.

--------------------------------------------------------------------------------
                                DOW 30 PLUS FUND
--------------------------------------------------------------------------------
                          SCHEDULE OF FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

---------------------------------------------------------
                                               UNREALIZED
CONTRACTS                                            GAIN
---------------------------------------------------------
FUTURES CONTRACTS PURCHASED

    56   Dow Jones Industrial Average
           Index Futures Contracts
           Expiring September 2000
           (Underlying Face Amount
           at Market Value $6,305,600)         $  13,898
                                               =========


                     See notes to the financial statements.

                       U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000

---------------------------------------------------------------
FACE AMOUNT                                         VALUE
---------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 175.35%*

$31,705,254   Fannie Mae 6.48%,
                11/30/2000                      $31,197,177
                                                -----------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $31,197,177)               31,197,177
                                                -----------

              TOTAL INVESTMENTS - 175.35%*
                (Cost $31,197,177)              $31,197,177
                                                ===========

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000
--------------------------------------------------------------------------------


POTOMAC FUNDS                                                               U.S. PLUS            U.S./SHORT             OTC PLUS
                                                                                FUND                  FUND                  FUND
                                                                           -----------           -----------        ------------
ASSETS:
Investments, at market value (Note 2) .................................    $53,628,564           $ 2,475,833        $184,696,900
Cash ..................................................................         48,050                16,789             339,717
Receivable for investments sold .......................................             --                10,590             160,343
Receivable for Fund shares sold .......................................      1,546,030               701,650           2,551,887
Receivable from Investment Advisor ....................................             --                    --             147,487
Receivable from broker ................................................        338,791                    --             805,800
Deposit at broker .....................................................      1,443,750             1,429,376           2,142,000
Dividends and interest receivable .....................................             --                    --               5,514
Organization costs, net of accumulated amortization (Note 1) ..........          6,656                 6,810               6,656
Other assets ..........................................................        186,028                19,530              23,092
                                                                           -----------           -----------        ------------
      Total Assets ....................................................     57,197,869             4,660,578         190,879,396
                                                                           -----------           -----------        ------------
LIABILITIES:
Securities sold short, at value (Proceeds of $0, $797,047, $0) ........             --               807,422                  --
Written options, at value (Premiums received of $0, $1,175,
   $267,156) ..........................................................             --                 1,000              64,488
Payable for investments purchased .....................................      1,615,082               274,665           3,967,566
Payable for Fund shares redeemed ......................................         31,720             1,584,851             223,592
Payable to Investment Advisor .........................................          5,962                12,953                  --
Payable to broker .....................................................             --                 8,805                  --
Accrued expenses and other liabilities ................................         79,437                 6,743             374,663
                                                                           -----------           -----------        ------------
      Total Liabilities ...............................................      1,732,201             2,696,439           4,630,309
                                                                           -----------           -----------        ------------
NET ASSETS ............................................................    $55,465,668           $ 1,964,139        $186,249,087
                                                                           ===========           ===========        ============
NET ASSETS CONSIST OF:
Capital stock .........................................................    $59,377,504           $ 6,477,093        $127,331,729
Accumulated undistributed net investment income (loss) ................             --                83,707                  --
Accumulated undistributed net realized gain (loss) on investments sold, securities sold short, written option
   contracts expired or closed, and futures ...........................     (5,766,075)           (4,577,487)        (30,455,373)
Net unrealized appreciation (depreciation) on:
   Investments ........................................................      1,286,320                (7,070)         87,363,369
   Short positions ....................................................             --               (10,375)                 --
   Written options ....................................................             --                   175             202,668
   Futures ............................................................        567,919                (1,904)          1,806,694
                                                                           -----------           -----------        ------------
      Total Net Assets ................................................    $55,465,668           $ 1,964,139        $186,249,087
                                                                           ===========           ===========        ============
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR CLASS:
Net assets ............................................................    $55,311,201           $ 1,964,139        $184,751,134
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value) ....      3,253,670                66,968           4,186,142
Net Asset Value, Redemption Price and Offering Price Per Share ........    $     17.00           $     29.33        $      44.13
                                                                           ===========           ===========        ============
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS:
Net assets ............................................................    $    70,718                              $  1,486,399
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value) ....          4,172                                    33,727
Net Asset Value, Redemption Price and Offering Price Per Share ........    $     16.95                              $      44.07
                                                                           ===========                              ============
CALCULATION OF NET ASSET VALUE PER SHARE - BROKER CLASS:
Net assets ............................................................    $    83,749                              $     11,554
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value) ....          4,940                                       262
Net Asset Value, Redemption Price and Offering Price Per Share ........    $     16.95                              $      44.07*
                                                                           ===========                              ============
Cost of Investments ...................................................    $52,342,244           $2,482,903         $ 97,333,531
                                                                           ===========           ===========        ============

*NET ASSET VALUE DOES NOT RECALCULATE DUE TO FRACTIONAL SHARES OUTSTANDING.


                    See notes to the financial statements.

--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000
--------------------------------------------------------------------------------


POTOMAC FUNDS                                                              OTC/SHORT         SMALL CAP PLUS      SMALL CAP/SHORT
                                                                               FUND                  FUND               FUND
                                                                          -----------        ---------------     ---------------

ASSETS:
Investments, at market value (Note 2) ................................    $  2,049,442           $40,530,181         $    24,993
Cash .................................................................         142,464                37,587              10,405
Receivable for investments sold ......................................              --               100,887                  --
Receivable for Fund shares sold ......................................          59,000             8,166,389                  --
Receivable from Investment Advisor ...................................              --                 6,563               7,584
Receivable from broker ...............................................              --               191,354                  --
Deposit at broker ....................................................       4,329,354             2,379,000              46,703
Dividends and interest receivable ....................................              --                12,014                  --
Organization costs, net of accumulated amortization (Note 1) .........           6,622                    --                  --
Other assets .........................................................          64,607                32,280               6,452
                                                                          ------------           -----------         -----------
      Total Assets ...................................................       6,651,489            51,456,255              96,137
                                                                          ------------           -----------         -----------
LIABILITIES:
Securities sold short, at value (Proceeds of $3,718,545, $0, $0) .....       3,230,673                    --                  --
Written options, at value (Premiums received of $0, $28,980, $0) .....              --                 2,156                  --
Payable for investments purchased ....................................          44,999                    --              32,250
Payable for Fund shares redeemed .....................................         197,310             2,447,377                  --
Payable to Investment Advisor ........................................           2,865                    --                  --
Payable to broker ....................................................          11,955                    --                  --
Accrued expenses and other liabilities ...............................          19,282               105,384              26,918
                                                                          ------------           -----------         -----------
      Total Liabilities ..............................................       3,507,084             2,554,917              59,168
                                                                          ------------           -----------         -----------
NET ASSETS ...........................................................    $  3,144,405           $48,901,338         $    36,969
                                                                          ============           ===========         ===========
NET ASSETS CONSIST OF:
Capital stock ........................................................    $ 23,434,142           $56,711,320         $ 1,402,138
Accumulated undistributed net investment income (loss) ...............         130,831                    --             190,579
Accumulated undistributed net realized gain (loss) on investments sold, securities sold short, written option
   contracts expired or closed, and futures ..........................     (20,908,067)           (9,639,401)         (1,555,743)
Net unrealized appreciation (depreciation) on:
   Investments .......................................................            (373)              942,841                  (5)
   Short positions ...................................................         487,872                    --                  --
   Written options ...................................................              --                26,824                  --
   Futures ...........................................................              --               859,754                  --
                                                                          ------------           -----------         -----------
      Total Net Assets ...............................................    $  3,144,405           $48,901,338         $    36,969
                                                                          ============           ===========         ===========
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR CLASS:
Net assets ...........................................................    $  3,144,405           $34,065,099         $    36,969
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value) ...         378,427             2,707,469                 852
Net Asset Value, Redemption Price and Offering Price Per Share .......    $       8.31           $     12.58         $     43.37*
                                                                          ============           ===========         ===========
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS:
Net assets ...........................................................                           $ 2,801,317
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value) ...                               223,057
Net Asset Value, Redemption Price and Offering Price Per Share .......                           $     12.56
                                                                                                 ===========
CALCULATION OF NET ASSET VALUE PER SHARE - BROKER CLASS:
Net assets ...........................................................                           $12,034,922
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value) ...                               957,466
Net Asset Value, Redemption Price and Offering Price Per Share .......                           $     12.57
                                                                                                 ===========
Cost of Investments ..................................................    $  2,049,815           $39,587,340         $    24,998
                                                                          ============           ===========         ===========

*NET ASSET VALUE DOES NOT RECALCULATE DUE TO FRACTIONAL SHARES OUTSTANDING.

                     See notes to the financial statements.

--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000
--------------------------------------------------------------------------------

                                                                                                                    U.S. GOVERNMENT
POTOMAC FUNDS                                                    INTERNET PLUS    INTERNET/SHORT       DOW 30 PLUS     MONEY MARKET
                                                                       FUND              FUND              FUND             FUND
                                                                 --------------   --------------       -----------  ---------------
ASSETS:
Investments, at market value (Note 2) .........................     $13,920,369     $    975,735       $17,006,906      $31,197,177
Cash ..........................................................          21,278           20,055                --               --
Receivable for investments sold ...............................              --               --         1,473,527               --
Receivable for Fund shares sold ...............................       2,063,410               --           725,000          225,273
Receivable from Investment Advisor ............................              --            2,017             3,751           61,891
Receivable from broker ........................................              --               --                --               --
Deposit at broker .............................................              --          114,496           140,000               --
Dividends and interest receivable .............................              --               --            80,924               --
Organization costs, net of accumulated amortization (Note 1) ..              --               --                --            6,656
Other assets ..................................................          28,368            1,861            10,436           23,787
                                                                    -----------     ------------       -----------      -----------
      Total Assets ............................................      16,033,425        1,114,164        19,440,544       31,514,784
                                                                    -----------     ------------       -----------      -----------
LIABILITIES:
Securities sold short, at value (Proceeds of $0, $131,057,
   $0, $0) ....................................................              --          128,250                --               --
Written options, at value (Premiums received of $65,098,
   $1,050, $0, $0) ............................................           4,100            1,200                --               --
Payable for investments purchased .............................       2,516,056               --                --               --
Payable for Fund shares redeemed ..............................          49,333               --            99,841       13,518,317
Payable to Investment Advisor .................................           1,935               --                --               --
Payable to custodian ..........................................              --               --           708,478           42,153
Dividends payable .............................................              --               --                --           21,864
Accrued expenses and other liabilities ........................          24,718            4,180            31,529          140,931
                                                                    -----------     ------------       -----------      -----------
      Total Liabilities .......................................       2,596,142          133,630           839,848       13,723,265
                                                                    -----------     ------------       -----------      -----------
NET ASSETS ....................................................     $13,437,283     $    980,534       $18,600,696      $17,791,519
                                                                    ===========     ============       ===========      ===========
NET ASSETS CONSIST OF:
Capital stock .................................................     $19,510,995     $  3,847,611       $21,943,950      $17,785,074
Accumulated undistributed net investment income (loss) ........              --               --                --            6,445
Accumulated undistributed net realized gain (loss) on
   investments sold, securities sold short, written option
   contracts expired or closed, and futures ...................      (8,364,192)      (2,852,293)       (4,368,406)              --
Net unrealized appreciation (depreciation) on:
   Investments ................................................       2,229,482          (17,441)        1,011,254               --
   Short positions ............................................              --            2,807                --               --
   Written options ............................................          60,998             (150)               --               --
   Futures ....................................................              --               --            13,898               --
                                                                    -----------     ------------       -----------      -----------
      Total Net Assets ........................................     $13,437,283     $    980,534       $18,600,696      $17,791,519
                                                                    ===========     ============       ===========      ===========
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR CLASS:
Net assets ....................................................     $ 8,126,643     $    980,534       $18,509,233      $16,402,144
Shares outstanding
(unlimited shares of beneficial interest authorized,
  no par value) ...............................................         961,741           27,697         1,985,729       16,402,144
Net Asset Value, Redemption Price and Offering Price Per Share.     $      8.45     $      35.40       $      9.32      $      1.00
                                                                    ===========     ============       ===========      ===========
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS:
Net assets ....................................................     $ 5,310,640                        $    86,355      $   678,918
Shares outstanding
(unlimited shares of beneficial interest authorized, no
  par value) ..................................................         628,395                              9,270          678,918
Net Asset Value, Redemption Price and Offering Price Per Share.     $      8.45                        $      9.32      $      1.00
                                                                    ===========                        ===========      ===========
CALCULATION OF NET ASSET VALUE PER SHARE - BROKER CLASS:
Net assets ....................................................                                        $     5,108      $   710,457
Shares outstanding
(unlimited shares of beneficial interest authorized,
  no par value) ...............................................                                                548          710,457
Net Asset Value, Redemption Price and Offering Price
  Per Share ...................................................                                        $      9.32      $      1.00
                                                                                                       ===========      ===========
Cost of Investments ...........................................     $11,690,887     $    993,176       $15,995,652      $31,197,177
                                                                    ===========     ============       ===========      ===========

                     See notes to the financial statements.

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                           YEAR ENDED AUGUST 31, 2000
--------------------------------------------------------------------------------

POTOMAC FUNDS                                                               U.S. PLUS            U.S./SHORT              OTC PLUS
                                                                                FUND                 FUND                  FUND
                                                                          ------------          ------------         ------------
INVESTMENT INCOME:
Dividend income (net of withholding tax of $1,017 for the OTC
   Plus Fund) .......................................................     $    189,203          $         --          $    67,950
Interest income .....................................................          264,095               162,616              374,751
                                                                          ------------          ------------          -----------
    Total investment income .........................................          453,298               162,616              442,701
                                                                          ------------          ------------          -----------
EXPENSES:
Investment advisory fees ............................................          220,709                34,964            1,368,724
Distribution expenses - Investor Class ..............................               --                    --              365,320
Distribution expenses - Advisor Class ...............................            2,542                 1,550                6,210
Distribution expense - Broker Class .................................               21                    --                    3
Administration fees .................................................           30,693                 3,940              188,522
Shareholder servicing fees ..........................................           26,371                 4,111              152,601
Fund accounting fees ................................................           26,219                 3,459              161,004
Custody fees ........................................................           11,793                 2,007               72,508
Federal and state registration ......................................           70,130                31,252               37,693
Professional fees ...................................................           21,746                 3,573              135,987
Amortization of organizational expenses .............................            3,129                 3,129                3,129
Reports to shareholders .............................................           10,500                 1,405               65,215
Directors' fees and expenses ........................................            1,852                   248               11,504
Other ...............................................................            2,533                   339               19,124
Advisor expense waiver recovery (Note 5) ............................           15,742                    --              154,869
                                                                          ------------          ------------          -----------
    Total expenses before waiver and reimbursement of
      expenses and dividends on short positions .....................          443,980                89,977            2,742,413
    Less: Waiver of expenses and reimbursement from Advisor .........               --               (25,542)              (1,061)
                                                                          ------------          ------------          -----------
    Net expenses before dividends on short positions ................          443,980                64,435            2,741,352
    Dividends on short positions ....................................               --                16,727                   --
                                                                          ------------          ------------          -----------
    Total expenses ..................................................          443,980                81,162            2,741,352
                                                                          ------------          ------------          -----------
NET INVESTMENT INCOME (LOSS) ........................................            9,318                81,454           (2,298,651)
                                                                          ------------          ------------          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
   Investments ......................................................       (4,117,733)               (1,642)             989,940
   Short positions ..................................................               --              (199,047)                  --
   Written option contracts expired or closed .......................               --                24,732            6,821,981
   Futures ..........................................................       (1,090,237)           (1,611,566)          (7,879,138)
                                                                          ------------          ------------          -----------
                                                                            (5,207,970)           (1,787,523)             (67,217)
                                                                          ------------          ------------          -----------
Change in unrealized appreciation (depreciation) on:
   Investments ......................................................        1,605,202                (7,187)          62,410,855
   Short positions ..................................................               --               (51,221)                  --
   Written options ..................................................               --                   175             (314,119)
   Futures ..........................................................          675,295                (8,132)           1,806,694
                                                                          ------------          ------------          -----------
                                                                             2,280,497               (66,365)          63,903,430
                                                                          ------------          ------------          -----------
      Net realized and unrealized gain (loss) on investments ........       (2,927,473)           (1,853,888)          63,836,213
                                                                          ------------          ------------          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .......................................................     $ (2,918,155)         $ (1,772,434)         $61,537,562
                                                                          ============          ============          ===========

                     See notes to the financial statements.

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                          PERIOD ENDED AUGUST 31, 2000
--------------------------------------------------------------------------------

POTOMAC FUNDS                                                                                                    SMALL CAP/SHORT
                                                                                                                        FUND
                                                                             OTC/SHORT         SMALL CAP PLUS   DECEMBER 21, 1999(1)
                                                                                FUND                  FUND      TO AUGUST 31, 2000
                                                                         --------------        --------------   --------------------
INVESTMENT INCOME:
Dividend income ......................................................   $          20          $    264,197       $        --
Interest income ......................................................         292,876               790,807           260,659
                                                                         -------------          ------------       -----------
      Total investment income ........................................         292,896             1,055,004           260,659
                                                                         -------------          ------------       -----------
EXPENSES:
Investment advisory fees .............................................          71,297               259,623            45,510
Distribution expenses - Investor Class ...............................              --                43,857            14,773
Distribution expenses - Advisor Class ................................             871                 8,088                --
Distribution expense - Broker Class ..................................              --                24,057                --
Administration fees ..................................................           8,243                35,458             5,521
Shareholder servicing fees ...........................................           7,908                29,146             4,409
Fund accounting fees .................................................           7,056                30,509             4,366
Custody fees .........................................................           3,640                13,605             1,777
Federal and state registration .......................................          22,806                57,775             1,756
Professional fees ....................................................           6,189                26,382             2,731
Amortization of organizational expenses ..............................           3,129                    --                --
Reports to shareholders ..............................................           2,833                12,369             1,821
Directors' fees and expenses .........................................             500                 2,182               321
Other ................................................................           1,522                 2,983               452
Advisor expense waiver recovery (Note 5) .............................              --                   861                --
                                                                         -------------          ------------       -----------
      Total expenses before waiver and reimbursement of
        expenses and dividends on short positions ....................         135,994               546,895            83,437
      Less: Waiver of expenses and reimbursement from Advisor ........          (4,411)               (2,305)          (13,344)
                                                                         -------------          ------------       -----------
      Net expenses before dividends on short positions ...............         131,583               544,590            70,093
      Dividends on short positions ...................................              --                    --                --
                                                                         -------------          ------------       -----------
      Total expenses .................................................         131,583               544,590            70,093
                                                                         -------------          ------------       -----------
NET INVESTMENT INCOME (LOSS) .........................................         161,313               510,414           190,566
                                                                         -------------          ------------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
   Investments .......................................................            (135)           (6,337,992)         (552,084)
   Short positions ...................................................      (9,459,287)                3,701            (1,882)
   Written option contracts expired or closed ........................              --               489,226          (406,403)
   Futures ...........................................................      (1,493,927)               61,103          (595,374)
                                                                         -------------          ------------       -----------
                                                                           (10,953,349)           (5,783,962)       (1,555,743)
                                                                         -------------          ------------       -----------
Change in unrealized appreciation (depreciation) on:
   Investments .......................................................            (510)              984,364                (5)
   Short positions ...................................................         182,595                    --                --
   Written options ...................................................              --                52,635                --
   Futures ...........................................................          22,136               946,565                --
                                                                         -------------          ------------       -----------
                                                                               204,221             1,983,564                (5)
                                                                         -------------          ------------       -----------
      Net realized and unrealized gain (loss) on investments .........     (10,749,128)           (3,800,398)       (1,555,748)
                                                                         -------------          ------------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ........................................................   $ (10,587,815)         $ (3,289,984)      $(1,365,182)
                                                                         =============          ============       ===========

(1)  COMMENCEMENT OF OPERATIONS.


                    See notes to the financial statements.

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                          PERIOD ENDED AUGUST 31, 2000
--------------------------------------------------------------------------------

POTOMAC FUNDS                                                INTERNET PLUS     INTERNET/SHORT       DOW 30 PLUS           U.S.
                                                                  FUND              FUND                FUND           GOVERNMENT
                                                          DECEMBER 2, 1999(1) DECEMBER 21, 1999(1) DECEMBER 2, 1999(1) MONEY MARKET
                                                          TO AUGUST 31, 2000  TO AUGUST 31, 2000  TO AUGUST 31, 2000      FUND
                                                          ------------------  ------------------- ------------------ --------------
INVESTMENT INCOME:
Dividend income ............................................  $          --      $        --       $   126,925       $       --
Interest income ............................................         14,047           38,079            25,114        3,015,763
                                                              -------------      -----------       -----------       ----------
      Total investment income ..............................         14,047           38,079           152,039        3,015,763
                                                              -------------      -----------       -----------       ----------
EXPENSES:
Investment advisory fees ...................................         68,191           10,385            67,941          252,087
Distribution expenses - Investor Class .....................             --            2,026                --               --
Distribution expenses - Advisor Class ......................          9,908               --                34           18,019
Distribution expense - Broker Class ........................             --               --                 2            7,944
Administration fees ........................................          9,446            1,262             9,983           53,466
Shareholder servicing fees .................................          6,776            1,002             6,783           45,949
Fund accounting fees .......................................          8,153            1,019             8,299           45,867
Custody fees ...............................................          3,274              413             3,172           21,422
Federal and state registration .............................         15,861            1,646            16,660           32,390
Licensing fees .............................................         15,068               --            14,932               --
Professional fees ..........................................          6,642              682             5,016           37,413
Amortization of organizational expenses ....................             --               --                --            3,129
Reports to shareholders ....................................          3,262              417             3,238           17,988
Directors' fees and expenses ...............................            575               74               571            3,173
Other ......................................................            787              113              874             4,338
                                                              -------------      -----------       -----------       ----------
      Total expenses before waiver and reimbursement of
        expenses and dividends on short positions ..........        147,943           19,039           137,505          543,185
      Less: Waiver of expenses and reimbursement from
        Advisor ............................................         (1,652)          (3,355)           (1,588)         (13,047)
                                                              -------------      -----------       -----------       ----------
      Net expenses before dividends on short positions .....        146,291           15,684           135,917          530,138
      Dividends on short positions .........................             --          195,863                --               --
                                                              -------------      -----------       -----------       ----------
      Total expenses .......................................        146,291          211,547           135,917          530,138
                                                              -------------      -----------       -----------       ----------
NET INVESTMENT INCOME (LOSS) ...............................       (132,244)        (173,468)           16,122        2,485,625
                                                              -------------      -----------       -----------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
   Investments .............................................     (3,909,444)        (460,627)       (3,106,635)              --
   Short positions .........................................             --       (1,785,119)           (4,823)              --
   Written option contracts expired or closed ..............         42,400            7,626                --               --
   Futures .................................................         47,501         (206,886)         (725,861)              --
                                                              -------------      -----------       -----------       ----------
                                                                 (3,819,543)      (2,445,006)       (3,837,319)              --
                                                              -------------      -----------       -----------       ----------
Change in unrealized appreciation (depreciation) on:
   Investments .............................................      2,229,482          (17,441)        1,011,254               --
   Short positions .........................................             --            2,807                --               --
   Written Options .........................................         60,998             (150)               --               --
   Futures .................................................             --               --            13,898               --
                                                              -------------      -----------       -----------       ----------
                                                                  2,290,480          (14,784)        1,025,152               --
                                                              -------------      -----------       -----------       ----------
      Net realized and unrealized gain (loss) on
        investments ........................................     (1,529,063)      (2,459,790)       (2,812,167)              --
                                                              -------------      -----------       -----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................  $  (1,661,307)     $(2,633,258)      $(2,796,045)      $2,485,625
                                                              =============      ===========       ===========       ==========

(1) COMMENCEMENT OF OPERATIONS.


                     See notes to the financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000
--------------------------------------------------------------------------------

POTOMAC FUNDS                                                              U.S. PLUS FUND                    U.S./SHORT FUND
                                                                 ---------------------------------  --------------------------------
                                                                   YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                 AUGUST 31, 2000   AUGUST 31, 1999  AUGUST 31, 2000  AUGUST 31, 1999
                                                                 ---------------  ----------------  ---------------  ---------------
OPERATIONS:
Net investment income (loss) .................................   $        9,318   $      567,359    $       81,454    $     155,658
Net realized gain (loss) on investments sold, securities
   sold short, written option contracts expired or closed
   and futures ...............................................       (5,207,970)       4,301,103        (1,787,523)      (1,853,391)
Change in unrealized appreciation (depreciation)
   on investments, short positions, written options
   and futures ...............................................        2,280,497         (323,394)          (66,365)        (889,693)
                                                                 --------------   --------------    --------------    -------------
      Net increase (decrease) in net assets
        resulting from operations ............................       (2,918,155)       4,545,068        (1,772,434)      (2,587,426)
                                                                 --------------   --------------    --------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income ........................................                                --                                 --
Net realized gains ...........................................                          (189,978)                           (26,273)
                                                                                  --------------                      -------------
      Total distributions ....................................                          (189,978)                           (26,273)
                                                                                  --------------                      -------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold ....................................      924,006,934      432,183,904       149,560,734      288,090,128
Proceeds from shares issued to holders
   in reinvestment of dividends ..............................               --          187,759                --           25,407
Cost of shares redeemed ......................................     (882,385,805)    (420,720,881)     (150,381,382)    (288,877,637)
                                                                 --------------   --------------    --------------    -------------
      Net increase (decrease) in net assets resulting
        from capital share transactions ......................       41,621,129       11,650,782          (820,648)        (762,102)
                                                                 --------------   --------------    --------------    -------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold ....................................       29,968,353                         21,469,413
Proceeds from shares issued to holders
   in reinvestment of dividends ..............................               --                                 --
Cost of shares redeemed ......................................      (29,761,027)                       (21,305,043)
                                                                 --------------                     --------------
      Net increase (decrease) in net assets resulting
        from capital share transactions ......................          207,326                            164,370
                                                                 --------------                     --------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold ....................................           82,499
Proceeds from shares issued to holders
   in reinvestment of dividends ..............................               --
Cost of shares redeemed ......................................               --
                                                                 --------------
      Net increase (decrease) in net assets resulting
        from capital share transactions ......................           82,499
                                                                 --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ......................       38,992,799       16,005,872        (2,428,712)      (3,375,801)
                                                                 --------------   --------------    --------------    -------------
NET ASSETS:
Beginning of period ..........................................       16,472,869          466,997         4,392,851        7,768,652
                                                                 --------------   --------------    --------------    -------------
End of period (including undistributed net
   investment income of $0, $0,
   $83,707 and $5,552, respectively) .........................   $   55,465,668   $   16,472,869    $    1,964,139    $   4,392,851
                                                                 ==============   ==============    ==============    =============


                     See notes to the financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000
--------------------------------------------------------------------------------

POTOMAC FUNDS
                                                                           OTC PLUS FUND                    OTC/SHORT FUND
                                                                 ---------------------------------  --------------------------------
                                                                   YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                 AUGUST 31, 2000   AUGUST 31, 1999  AUGUST 31, 2000  AUGUST 31, 1999
                                                                 ---------------   ---------------  ---------------  ---------------
OPERATIONS:
Net investment income (loss) .................................   $   (2,298,651)   $    (672,073)   $      161,313   $      112,043
Net realized gain (loss) on investments sold, securities
   sold short, written option contracts expired or closed
   and futures ...............................................          (67,217)         900,691       (10,953,349)      (4,304,088)
Change in unrealized appreciation (depreciation)
   on investments, short positions, written options
   and futures ...............................................       63,903,430       25,297,230           204,221       (3,267,110)
                                                                 --------------    -------------    --------------   --------------
      Net increase (decrease) in net
        assets resulting from operations .....................       61,537,562       25,525,848       (10,587,815)      (7,459,155)
                                                                 --------------    -------------    --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income ........................................               --               --           (33,575)              --
Net realized gains ...........................................         (155,985)        (171,078)               --           (7,355)
                                                                 --------------    -------------    --------------   --------------
   Total distributions .......................................         (155,985)        (171,078)          (33,575)          (7,355)
                                                                 --------------    -------------    --------------   --------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold ....................................    1,027,825,029      754,327,170       201,612,448      269,273,210
Proceeds from shares issued to holders
   in reinvestment of dividends ..............................          152,518          161,537            31,408            6,530
Cost of shares redeemed ......................................     (982,187,829)    (710,841,636)     (199,351,962)    (270,118,317)
                                                                 --------------    -------------    --------------   --------------
      Net increase (decrease) in net assets resulting
        from capital share transactions ......................       45,789,718       43,647,071         2,291,894         (838,577)
                                                                 --------------    -------------    --------------   --------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold ....................................       48,379,447                         17,480,896
Proceeds from shares issued to holders
   in reinvestment of dividends ..............................               --                                 --
Cost of shares redeemed ......................................      (45,994,741)                       (16,870,446)
                                                                 --------------                     --------------
      Net increase (decrease) in net assets resulting
        from capital share transactions ......................        2,384,706                            610,450
                                                                 --------------                     --------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold ....................................           10,699
Proceeds from shares issued to holders
   in reinvestment of dividends ..............................               --
Cost of shares redeemed ......................................               --
                                                                 --------------
      Net increase (decrease) in net assets resulting
        from capital share transactions ......................           10,699
                                                                 --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ......................      109,566,700       69,001,841        (7,719,046)      (8,305,087)
                                                                 --------------    -------------    --------------   --------------
NET ASSETS:
Beginning of period ..........................................       76,682,387        7,680,546        10,863,451       19,168,538
                                                                 --------------    -------------    --------------   --------------
End of period (including undistributed net
   investment income of $0, $0,
   $130,831 and $0, respectively) ............................   $  186,249,087    $  76,682,387    $    3,144,405   $   10,863,451
                                                                 ==============    =============    ==============   ==============

                     See notes to the financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000
--------------------------------------------------------------------------------

POTOMAC FUNDS
                                                                                               SMALL CAP/SHORT    INTERNET PLUS
                                                                  SMALL CAP PLUS FUND              FUND                FUND
                                                        ----------------------------------- -------------------  -------------------
                                                            YEAR ENDED  FEBRUARY 22,1999(1) DECEMBER 21, 1999(1) DECEMBER 2, 1999(1)
                                                        AUGUST 31, 2000 TO AUGUST 31, 1999  TO AUGUST 31, 2000   TO AUGUST 31, 2000
                                                        --------------- ------------------- -------------------- -------------------
OPERATIONS:
Net investment income (loss) .........................  $       510,414   $      860,756      $       190,566     $    (132,244)
Net realized gain (loss) on investments sold,
   securities sold short, written option
   contracts expired or closed and futures ...........       (5,783,962)      (1,858,156)          (1,555,743)       (3,819,543)
Change in unrealized appreciation
   (depreciation) on investments, short
   positions, written options and futures ............        1,983,564         (154,145)                  (5)        2,290,480
                                                        ---------------   --------------      ---------------     -------------
      Net increase (decrease) in net
        assets resulting from operations .............       (3,289,984)      (1,151,545)          (1,365,182)       (1,661,307)
                                                        ---------------   --------------      ---------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income ................................         (314,208)
Net realized gains ...................................               --
                                                        ---------------
      Total distributions ............................         (314,208)
                                                        ---------------

CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold ............................    1,320,815,664      561,864,955          339,075,919       305,902,586
Proceeds from shares issued to holders
   in reinvestment of dividends ......................          310,224               --                   --                --
Cost of shares redeemed ..............................   (1,290,715,173)    (553,679,788)        (337,673,768)     (296,660,685)
                                                        ---------------   --------------      ---------------     -------------
      Net increase (decrease) in net assets resulting
        from capital share transactions ..............       30,410,715        8,185,167            1,402,151         9,241,901
                                                        ---------------   --------------      ---------------     -------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold ............................       39,297,059                                              71,544,819
Proceeds from shares issued to holders
   in reinvestment of dividends ......................               --                                                      --
Cost of shares redeemed ..............................      (36,357,896)                                            (65,688,130)
                                                        ---------------                                           -------------
      Net increase (decrease) in net assets resulting
        from capital share transactions ..............        2,939,163                                               5,856,689
                                                        ---------------                                           -------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold ............................       78,100,405
Proceeds from shares issued to holders
   in reinvestment of dividends ......................               --
Cost of shares redeemed ..............................      (65,978,375)
                                                        ---------------
      Net increase (decrease) in net assets resulting
        from capital share transactions ..............       12,122,030
                                                        ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............       41,867,716        7,033,622               36,969        13,437,283
                                                        ---------------   --------------      ---------------     -------------
NET ASSETS:
Beginning of period ..................................        7,033,622               --                   --                --
                                                        ---------------   --------------      ---------------     -------------
End of period (including undistributed net
   investment income of $0, $27,597, $190,579
   and $0, respectively) .............................  $    48,901,338   $    7,033,622      $        36,969     $  13,437,283
                                                        ===============   ==============      ===============     =============

(1) COMMENCEMENT OF OPERATIONS

                     See notes to the financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000
--------------------------------------------------------------------------------

POTOMAC FUNDS
                                                                  INTERNET/SHORT      DOW 30 PLUS         U.S. GOVERNMENT MONEY
                                                                        FUND              FUND                  MARKET FUND
                                                              --------------------  ------------------  ----------------------------
                                                              DECEMBER 21, 1999(1)  DECEMBER 2, 1999(1)   YEAR ENDED   YEAR ENDED
                                                                 TO AUGUST 31,         TO AUGUST 31,       AUGUST 31,   AUGUST 31,
                                                                     2000                  2000             2000          1999
                                                              -------------------- ------------------   ------------   -------------
OPERATIONS:
Net investment income (loss) ...............................     $     (173,468)   $      16,122      $    2,485,625   $    945,821
Net realized gain (loss) on investments sold, securities
   sold short, written option contracts expired or closed
   and futures .............................................         (2,445,006)      (3,837,319)                 --             --
Change in unrealized appreciation (depreciation) on
   investments, short positions, written options
    and futures ............................................            (14,784)       1,025,152                  --             --
                                                                 --------------    -------------      --------------   ------------
      Net increase (decrease) in net
        assets resulting from operations ...................         (2,633,258)      (2,796,045)          2,485,625        945,821
                                                                 --------------    -------------      --------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income ......................................                                              (2,374,800)      (945,821)
Net realized gains .........................................                                                      --             --
                                                                                                      --------------   ------------
      Total distributions ..................................                                              (2,374,800)      (945,821)
                                                                                                      --------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS - ADVISOR CLASS:
Net investment income ......................................                                                 (76,288)
Net realized gains .........................................                                                      --
                                                                                                      --------------
      Total distributions ..................................                                                 (76,288)
                                                                                                      --------------
DISTRIBUTIONS TO SHAREHOLDERS - BROKER CLASS:
Net investment income ......................................                                                 (34,537)
Net realized gains .........................................                                                      --
                                                                                                      --------------
      Total distributions ..................................                                                 (34,537)
                                                                                                      --------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold ..................................         75,167,346      285,899,162       2,422,593,640    849,108,149
Proceeds from shares issued to holders
   in reinvestment of dividends ............................                 --               --           1,505,343        729,062
Cost of shares redeemed ....................................        (71,553,554)    (264,593,075)     (2,457,919,572)  (808,984,862)
                                                                 --------------    -------------      --------------   ------------
      Net increase (decrease) in net assets resulting
        from capital share transactions ....................          3,613,792       21,306,087         (33,820,589)    40,852,349
                                                                 --------------    -------------      --------------   ------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold ..................................                             224,048         158,560,076
Proceeds from shares issued to holders
   in reinvestment of dividends ............................                                  --              42,209
Cost of shares redeemed ....................................                            (138,394)       (157,923,367)
                                                                                   -------------      --------------
      Net increase (decrease) in net assets resulting
        from capital share transactions ....................                              85,654             678,918
                                                                                   -------------      --------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold ..................................                               5,000          79,208,018
Proceeds from shares issued to holders
   in reinvestment of dividends ............................                                  --              24,827
Cost of shares redeemed ....................................                                  --         (78,522,388)
                                                                                   -------------      --------------
      Net increase (decrease) in net assets resulting
        from capital share transactions ....................                               5,000             710,457
                                                                                   -------------      --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ....................            980,534       18,600,696         (32,431,214)    40,852,349
                                                                 --------------    -------------      --------------   ------------
NET ASSETS:
Beginning of period ........................................                 --               --          50,222,733      9,370,384
                                                                 --------------    -------------      --------------   ------------
End of period (including undistributed net
   investment income of $0, $0,
   $6,445 and $4,192), respectively) .......................     $      980,534    $  18,600,696      $   17,791,519   $ 50,222,733
                                                                 ==============    =============      ==============   ============

(1) COMMENCEMENT OF OPERATIONS.

                     See notes to the financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                For a fund share outstanding throughout the period
POTOMAC FUNDS
                                                                U.S. PLUS FUND
                                             ---------------------------------------------------------
                                                                INVESTOR CLASS
                                             ---------------------------------------------------------
                                                 YEAR ENDED        YEAR ENDED      OCTOBER 20, 1997(1)
                                              AUGUST 31, 2000   AUGUST 31, 1999    TO AUGUST 31, 1998
                                             ----------------- -----------------  --------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD ....................     $     14.56        $      9.76         $    10.00
                                                -----------        -----------         ----------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(4) ...........            0.01               0.31               0.36
Net realized and unrealized gain
   (loss) on investments(6) ...............            2.43               4.59              (0.58)
                                                -----------        -----------         ----------
      Total from investment operations ....            2.44               4.90              (0.22)
                                                -----------        -----------         ----------
LESS DISTRIBUTIONS:
Dividends from net investment income ......              --                 --              (0.02)
Distributions from realized gains .........              --              (0.10)                --
                                                -----------        -----------         ----------
      Total distributions .................              --              (0.10)             (0.02)
                                                -----------        -----------         ----------
NET ASSET VALUE, END OF PERIOD ............     $     17.00        $     14.56         $     9.76
                                                ===========        ===========         ==========
TOTAL RETURN ..............................           16.76%             50.38%             (2.23%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period .................     $55,311,201        $16,472,869           $466,997
Ratio of net expenses to
   average net assets:
   Before expense reimbursement ...........            1.50%(7)           1.52%              2.52%(3)
   After expense reimbursement ............            1.50%(7)           1.50%              1.50%(3)
Ratio of net investment income
   (loss) to average net assets:
   Before expense reimbursement ...........            0.05%(7)           2.32%              2.68%(3)
   After expense reimbursement ............            0.05%(7)           2.34%              3.70%(3)
Portfolio turnover rate5 ..................           2,010%                 0%                 0%


                                         For a fund share outstanding throughout the period
POTOMAC FUNDS
                                                           U.S. PLUS FUND
                                             ------------------------------------------
                                                 ADVISOR CLASS         BROKER CLASS
                                               MARCH 22, 2000(1)    AUGUST 22, 2000(1)
                                              TO AUGUST 31, 2000    TO AUGUST 31, 2000
                                             --------------------  --------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD ....................       $ 16.97               $ 16.69
                                                  -------               -------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(4) ...........         (0.11)                (0.01)
Net realized and unrealized gain
   (loss) on investments(6) ...............          0.09                  0.27
                                                  -------               -------
      Total from investment operations ....         (0.02)                 0.26
                                                  -------               -------
LESS DISTRIBUTIONS:
Dividends from net investment income ......            --                    --
Distributions from realized gains .........            --                    --
                                                  -------               -------
      Total distributions .................            --                    --
                                                  -------               -------
NET ASSET VALUE, END OF PERIOD ............       $ 16.95               $ 16.95
                                                  =======               =======
TOTAL RETURN ..............................         (0.12%)(2)             1.56%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period .................       $70,718               $83,749
Ratio of net expenses to
   average net assets:
   Before expense reimbursement ...........          2.50%(3)(7)           2.50%(3)(7)
   After expense reimbursement ............          2.50%(3)(7)           2.50%(3)(7)
Ratio of net investment income
   (loss) to average net assets:
   Before expense reimbursement ...........         (1.64%)(3)(7)         (2.47%)(3)(7)
   After expense reimbursement ............         (1.64%)(3)(7)         (2.47%)(3)(7)
Portfolio turnover rate(5) ................         2,010%                2,010%

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
    (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7) RATIO INCLUDES ADVISOR EXPENSE RECOVERY OF 0.05%.



                     See notes to the financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                                 U.S./SHORT FUND(7)
                                                           ------------------------------------------------------------------
                                                                                  INVESTOR CLASS
                                                           ------------------------------------------------------------------
                                                              YEAR ENDED             YEAR ENDED           NOVEMBER 7, 1997(1)
                                                            AUGUST 31, 2000        AUGUST 31, 1999        TO AUGUST 31, 1998
                                                           -----------------      -----------------      --------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD .................................       $    34.39             $    47.30             $    50.00
                                                               ----------             ----------             ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4) ........................             0.70(10)               1.05                   1.15
Net realized and unrealized gain (loss)
   on investments(6) ...................................            (5.76)                (13.91)                 (3.85)
                                                               ----------             ----------             ----------
      Total from investment operations .................            (5.06)                (12.86)                 (2.70)
                                                               ----------             ----------             ----------
LESS DISTRIBUTIONS:
Dividends from net investment income ...................               --                     --                     --
Distributions from realized gains ......................               --                  (0.05)                    --
                                                               ----------             ----------             ----------
      Total distributions ..............................               --                  (0.05)                    --
                                                               ----------             ----------             ----------
NET ASSET VALUE, END OF PERIOD .........................       $    29.33             $    34.39             $    47.30
                                                               ==========             ==========             ==========
TOTAL RETURN ...........................................           (14.71%)               (26.77%)                (5.40%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ..............................       $1,964,139             $4,392,851             $7,768,652
Ratio of net expenses to average net assets:
   Before expense reimbursement ........................             2.28%                  1.90%                  5.29%(3)
   After expense reimbursement .........................             1.62%(8)               1.64%                  1.57%(3)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement ........................             1.46%                  2.23%                 (0.46%)(3)
   After expense reimbursement .........................             2.12%(9)               2.49%                  3.26%(3)
Portfolio turnover rate(5) .............................              781%                     0%                     0%

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
    (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7) THE PER SHARE DATA REFLECTS A 1 FOR 5 REVERSE STOCK SPLIT WHICH OCCURRED ON JUNE 7, 1999.
(8) THE OPERATING EXPENSE RATIO EXCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO INCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE YEAR ENDED AUGUST 31, 2000 WAS 2.05%.
(9) THE NET INVESTMENT INCOME (LOSS) RATIO INCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO EXCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE YEAR ENDED AUGUST 31, 2000 WAS 2.55%.
(10) NET INVESTMENT INCOME BEFORE DIVIDENDS ON SHORT POSITIONS FOR THE YEAR ENDED AUGUST 31, 2000 WAS $0.84.


                     See notes to the financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                 OTC PLUS FUND
                                             ---------------------------------------------------------
                                                                INVESTOR CLASS
                                             ---------------------------------------------------------
                                                 YEAR ENDED        YEAR ENDED      OCTOBER 20, 1997(1)
                                              AUGUST 31, 2000   AUGUST 31, 1999    TO AUGUST 31, 1998
                                             ----------------- -----------------  --------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD ....................      $      24.60      $     10.41        $    10.00
                                                 ------------      -----------        ----------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(4) ...........             (0.49)           (0.23)            (0.11)
Net realized and unrealized gain (loss)
   on investments(6) ......................             20.05            14.48              0.52
                                                 ------------      -----------        ----------
      Total from investment operations ....             19.56            14.25              0.41
                                                 ------------      -----------        ----------
LESS DISTRIBUTIONS:
Dividends from net investment income ......                --               --                --
Distributions from realized gains .........             (0.03)           (0.06)               --
                                                 ------------      -----------        ----------
      Total distributions .................             (0.03)           (0.06)               --
                                                 ------------      -----------        ----------
NET ASSET VALUE, END OF PERIOD ............      $      44.13      $     24.60        $    10.41
                                                 ============      ===========        ==========
TOTAL RETURN ..............................             79.54%          137.18%             4.10%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period .................      $184,751,134      $76,682,387        $7,680,546
Ratio of net expenses to
   average net assets:
   Before expense reimbursement ...........              1.50%(7)         1.50%             3.21%(3)
   After expense reimbursement ............              1.50%(7)         1.50%             1.50%(3)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement ...........             (1.26%)(7)       (1.16%)           (2.84%)(3)
   After expense reimbursement ............             (1.26%)(7)       (1.16%)           (1.13%)(3)
Portfolio turnover rate(5) ................               378%           1,000%            2,325%


                                         For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                           OTC PLUS FUND
                                             ------------------------------------------
                                                 ADVISOR CLASS          BROKER CLASS
                                             FEBRURARY 24, 2000(1)   AUGUST 22, 2000(1)
                                              TO AUGUST 31, 2000     TO AUGUST 31, 2000
                                             ---------------------  -------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD ....................      $    47.64               $ 40.81
                                                 ----------               -------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(4) ...........           (0.36)                (0.02)
Net realized and unrealized gain (loss)
   on investments(6) ......................           (3.21)                 3.28
                                                 ----------               -------
      Total from investment operations ....           (3.57)                 3.26
                                                 ----------               -------
LESS DISTRIBUTIONS:
Dividends from net investment income ......              --                    --
Distributions from realized gains .........              --                    --
                                                 ----------               -------
      Total distributions .................              --                    --
                                                 ----------               -------
NET ASSET VALUE, END OF PERIOD ............      $    44.07               $ 44.07
                                                 ==========               =======
TOTAL RETURN ..............................           (7.49%)(2)             7.99%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period .................      $1,486,399               $11,554
Ratio of net expenses to
   average net assets:
   Before expense reimbursement ...........            2.30%(3)(7)           2.30%(3)(7)
   After expense reimbursement ............            2.13%(3)(7)           2.00%(3)(7)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement ...........           (2.01%)(3)(7)         (2.05%)(3)(7)
   After expense reimbursement ............           (1.84%)(3)(7)         (1.75%)(3)(7)
Portfolio turnover rate(5) ................             378%                  378%

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
    (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN
    OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7) RATIO INCLUDES ADVISOR EXPENSE RECOVERY OF 0.08%.


                     See notes to the financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                                      OTC/SHORT FUND(10)
                                                                    ---------------------------------------------------------
                                                                                       INVESTOR CLASS
                                                                    ---------------------------------------------------------
                                                                       YEAR ENDED         YEAR ENDED     OCTOBER 16, 1997(1)
                                                                     AUGUST 31, 2000   AUGUST 31, 1999    TO AUGUST 31, 1998
                                                                    ----------------- -----------------  --------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD ..........................................       $    17.06        $     41.90        $     50.00
                                                                        ----------        -----------        -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4) .................................             0.23              0.399              0.459
Net realized and unrealized gain (loss) on investments(6) .......            (8.90)            (25.22)             (8.55)
                                                                        ----------        -----------        -----------
      Total from investment operations ..........................            (8.67)            (24.83)             (8.10)
                                                                        ----------        -----------        -----------
LESS DISTRIBUTIONS:
Dividends from net investment income ............................            (0.08)                --                 --
Distributions from realized gains ...............................               --              (0.01)                --
                                                                        ----------        -----------        -----------
      Total distributions .......................................            (0.08)             (0.01)                --
                                                                        ----------        -----------        -----------
NET ASSET VALUE, END OF PERIOD ..................................       $     8.31        $     17.06        $     41.90
                                                                        ==========        ===========        ===========
TOTAL RETURN ....................................................           (50.96%)           (59.25%)           (16.20%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period .......................................       $3,144,405        $10,863,451        $19,168,538
Ratio of net expenses to average net assets:
  Before expense reimbursement ..................................             1.71%              1.87%              3.70%(3)
   After expense reimbursement ..................................             1.65%              1.65%(7)           1.64%(3)(7)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement .................................             1.98%              1.47%             (0.74%)(3)
   After expense reimbursement ..................................             2.04%              1.69%(8)           1.32%(3)(8)
Portfolio turnover rate(5) ......................................            1,225%             3,049%             3,346%

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
    (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7) THE OPERATING EXPENSE RATIO EXCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO INCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE YEAR ENDED AUGUST 31, 1999 AND THE PERIOD ENDED AUGUST 31, 1998 WAS 1.74% AND 1.78%, RESPECTIVELY.
(8) THE NET INVESTMENT INCOME RATIO INCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO EXCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE YEAR ENDED AUGUST 31, 1999 AND THE PERIOD ENDED AUGUST 31, 1998 WAS 1.78% AND 1.46%, RESPECTIVELY.
(9) NET INVESTMENT INCOME BEFORE DIVIDENDS ON SHORT POSITIONS FOR THE YEAR ENDED AUGUST 31, 1999 AND THE PERIOD ENDED AUGUST 31, 1998 WAS $0.41 AND $0.50, RESPECTIVELY.
(10) THE PER SHARE DATA REFLECTS A 1 FOR 5 REVERSE STOCK SPLIT WHICH OCCURRED ON JUNE 7, 1999.


                     See notes to the financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                             SMALL CAP PLUS FUND
                                              -----------------------------------------------------------------------------------
                                                            INVESTOR CLASS
                                              ---------------------------------------     ADVISOR CLASS          BROKER CLASS
                                                 YEAR ENDED      FEBRUARY 22, 1999(1)   FEBRUARY 9, 2000(1)    MARCH 28, 2000(1)
                                               AUGUST 31, 2000    TO AUGUST 31, 1999    TO AUGUST 31, 2000    TO AUGUST 31, 2000
                                              -----------------  --------------------  --------------------  --------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD .....................      $     11.10         $    10.00            $    14.26           $     15.06
                                                  -----------         ----------            ----------           -----------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(4) ............             0.19               0.18                  0.02                  0.04
Net realized and unrealized gain (loss)
   on investments(6) .......................             1.42               0.92                 (1.72)                (2.53)
                                                  -----------         ----------            ----------           -----------
      Total from investment operations .....             1.61               1.10                 (1.70)                (2.49)
                                                  -----------         ----------            ----------           -----------
LESS DISTRIBUTIONS:
Dividends from net investment income .......            (0.13)                --                    --                    --
Distributions from realized gains ..........               --                 --                    --                    --
                                                  -----------         ----------            ----------           -----------
      Total distributions ..................            (0.13)                --                    --                    --
                                                  -----------         ----------            ----------           -----------
NET ASSET VALUE, END OF PERIOD .............      $     12.58         $    11.10            $    12.56           $     12.57
                                                  ===========         ==========            ==========           ===========
TOTAL RETURN ...............................            14.50%             11.00%(2)            (11.92%)(2)           (16.53%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ..................      $34,065,099         $7,033,622            $2,801,317           $12,034,922
Ratio of net expenses to average
   net assets:
   Before expense reimbursement ............             1.50%(7)           1.50%(3)              2.36%(3)(7)          2.36%(3)(7)
   After expense reimbursement .............             1.50%(7)           1.50%(3)              2.35%(3)(7)          2.27%(3)(7)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement ............             1.55%(7)           3.03%(3)              0.25%(3)(7)          0.77%(3)(7)
   After expense reimbursement .............             1.55%(7)           3.03%(3)              0.24%(3)(7)          0.86%(3)(7)
Portfolio turnover rate(5) .................            3,390%                 0%                3,390%               3,390%


                                For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                  SMALL CAP/SHORT
                                                        FUND
                                                  INVESTOR CLASS
                                                DECEMBER 21, 1999(1)
                                                TO AUGUST 31, 2000
                                               ---------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD .....................          $ 50.00
                                                      -------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(4) ............             1.39
Net realized and unrealized gain (loss)
   on investments(6) .......................            (8.02)
                                                      -------
      Total from investment operations .....            (6.63)
                                                      -------
LESS DISTRIBUTIONS:
Dividends from net investment income .......               --
Distributions from realized gains ..........               --
                                                      -------
      Total distributions ..................               --
                                                      -------
NET ASSET VALUE, END OF PERIOD .............          $ 43.37
                                                      =======
TOTAL RETURN ...............................           (13.26%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ..................          $36,969
Ratio of net expenses to average
   net assets:
   Before expense reimbursement ............             1.65%(3)
   After expense reimbursement .............             1.39%(3)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement ............             3.50%(3)
   After expense reimbursement .............             3.76%(3)
Portfolio turnover rate(5) .................              851%


(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
    (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7) RATIO INCLUDES ADVISOR EXPENSE RECOVERY.



                     See notes to the financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                        INTERNET PLUS FUND                  INTERNET/SHORT
                                                          --------------------------------------------           FUND
                                                             INVESTOR CLASS          ADVISOR CLASS          INVESTOR CLASS
                                                           DECEMBER 2, 1999(1)   FEBRUARY 24, 2000(1)    DECEMBER 21, 1999(1)
                                                           TO AUGUST 31, 2000     TO AUGUST 31, 2000      TO AUGUST 31, 2000
                                                          --------------------  ----------------------  ----------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD ................................         $    10.00             $    14.20             $  50.00
                                                                ----------             ----------             --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4) .......................              (0.11)                 (0.10)               (4.45)(9)
Net realized and unrealized gain (loss)
   on investments(6) ..................................              (1.44)                 (5.65)              (10.15)
                                                                ----------             ----------             --------
      Total from investment operations ................              (1.55)                 (5.75)              (14.60)
                                                                ----------             ----------             --------
LESS DISTRIBUTIONS:
Dividends from net investment income ..................                 --                     --                   --
Distributions from realized gains .....................                 --                     --                   --
                                                                ----------             ----------             --------
      Total distributions .............................                 --                     --                   --
                                                                ----------             ----------             --------
NET ASSET VALUE, END OF PERIOD ........................         $     8.45             $     8.45             $  35.40
                                                                ==========             ==========             ========
TOTAL RETURN ..........................................             (15.50%)(2)            (40.49%)(2)          (29.20%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period .............................         $8,126,643             $5,310,640             $980,534
Ratio of net expenses to average net assets:
   Before expense reimbursement .......................               1.52%(3)               2.52%(3)             1.65%(3)
   After expense reimbursement ........................               1.50%(3)               2.50%(3)             1.36%(3)(7)
Ratio of net investment income (loss) to
   average net assets:
   Before expense reimbursement .......................              (1.37%)(3)             (2.34%)(3)          (15.32%)(3)
   After expense reimbursement ........................              (1.35%)(3)             (2.32%)(3)          (15.03%)(3)(8)
Portfolio turnover rate(5) ............................              3,302%                 3,302%               6,371%

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
    (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN
    OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7) THE OPERATING EXPENSE RATIO EXCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO INCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE PERIOD ENDED
    AUGUST 31, 2000 WAS 18.33%.
(8) THE NET INVESTMENT INCOME (LOSS) RATIO INCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO EXCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE PERIOD ENDED AUGUST 31, 2000 WAS 1.94%.
(9) NET INVESTMENT INCOME BEFORE DIVIDENDS ON SHORT POSITIONS FOR THE PERIOD ENDED AUGUST 31, 2000 WAS $0.57.


                     See notes to the financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                                   DOW 30 PLUS FUND
                                                          -------------------------------------------------------------------
                                                             INVESTOR CLASS          ADVISOR CLASS           BROKER CLASS
                                                           DECEMBER 2, 1999(1)      JUNE 1, 2000(1)       AUGUST 17, 2000(1)
                                                           TO AUGUST 31, 2000     TO AUGUST 31, 2000      TO AUGUST 31, 2000
                                                          --------------------   --------------------    --------------------
PER SHARE DATA:
Net asset value,
   beginning of period ................................          $     10.00          $      8.72             $       9.12
                                                                 -----------          -----------             ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4) .......................                 0.01                (0.01)                      --
Net realized and unrealized gain (loss)
   on investments(6) ..................................                (0.69)                0.61                     0.20
                                                                 -----------          -----------             ------------
      Total from investment operations ................                (0.68)                0.60                     0.20
                                                                 -----------          -----------             ------------
LESS DISTRIBUTIONS:
Dividends from net investment income ..................                   --                   --                       --
Distributions from realized gains .....................                   --                   --                       --
                                                                 -----------          -----------             ------------
      Total distributions .............................                   --                   --                       --
                                                                 -----------          -----------             ------------
Net asset value, end of period ........................          $      9.32          $      9.32             $       9.32
                                                                 ===========          ===========             ============
Total return ..........................................                (6.80%)(2)            6.88%(2)                 2.19%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period .............................          $18,509,233          $    86,355             $      5,108
Ratio of net expenses to average net assets:
   Before expense reimbursement .......................                 1.52%(3)             2.52%(3)                 2.52%(3)
   After expense reimbursement ........................                 1.50%(3)             2.50%(3)                 2.50%(3)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement .......................                 0.16%(3)            (0.36%)(3)                0.39%(3)
   After expense reimbursement ........................                 0.18%(3)            (0.34%)(3)                0.41%(3)
Portfolio turnover rate(5) ............................                1,606%               1,606%                   1,606%

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
    (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN
    OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.


                     See notes to the financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                         U.S. GOVERNMENT MONEY MARKET FUND
                                              --------------------------------------------------------
                                                                   INVESTOR CLASS
                                              --------------------------------------------------------
                                                 YEAR ENDED        YEAR ENDED      OCTOBER 20, 1997(1)
                                               AUGUST 31, 2000   AUGUST 31, 1999   TO AUGUST 31, 1998
                                              ----------------- ----------------- --------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD .....................      $      1.00      $      1.00          $     1.00
                                                  -----------      -----------          ----------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(4) ............             0.05             0.04                0.04
Net realized and unrealized gain (loss)
   on investments(6) .......................               --               --                  --
                                                  -----------      -----------          ----------
      Total from investment operations .....             0.05             0.04                0.04
                                                  -----------      -----------          ----------
LESS DISTRIBUTIONS:
Dividends from net investment income .......            (0.05)           (0.04)              (0.04)
Distributions from realized gains ..........               --               --                  --
                                                  -----------      -----------          ----------
      Total distributions ..................            (0.05)           (0.04)              (0.04)
                                                  -----------      -----------          ----------
NET ASSET VALUE, END OF PERIOD .............      $      1.00      $      1.00          $     1.00
                                                  ===========      ===========          ==========
TOTAL RETURN ...............................             5.01%            3.89%               3.89%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ..................      $16,402,144      $50,222,733          $9,370,384
Ratio of net expenses to average
   net assets:
   Before expense reimbursement ............             1.03%            1.20%               3.70%(3)
   After expense reimbursement .............             1.00%            0.99%               1.00%(3)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement ............             4.93%            3.68%               1.66%(3)
   After expense reimbursement .............             4.96%            3.89%               4.36%(3)
Portfolio turnover rate(5) .................              N/A              N/A                 N/A


                                         For a fund share outstanding throughout the period
POTOMAC FUNDS
                                                  U.S. GOVERNMENT MONEY MARKET FUND
                                              -----------------------------------------
                                                  ADVISOR CLASS        BROKER CLASS
                                               FEBRUARY 2, 2000(1)   MARCH 22, 2000(1)
                                               TO AUGUST 31, 2000   TO AUGUST 31, 2000
                                              -------------------- --------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD .....................         $   1.00             $   1.00

INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(4) ............             0.03                 0.01
Net realized and unrealized gain (loss)
   on investments(6) .......................               --                   --

      Total from investment operations .....             0.03                 0.01

LESS DISTRIBUTIONS:
Dividends from net investment income .......            (0.03)               (0.01)
Distributions from realized gains ..........               --                   --

      Total distributions ..................            (0.03)               (0.01)

NET ASSET VALUE, END OF PERIOD .............         $   1.00             $   1.00

TOTAL RETURN ...............................             2.54%(2)             0.61%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ..................         $678,918             $710,457
Ratio of net expenses to average
   net assets:
   Before expense reimbursement ............             2.03%(3)             2.03%(3)
   After expense reimbursement .............             2.00%(3)             2.00%(3)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement ............             4.32%(3)             4.37%(3)
   After expense reimbursement .............             4.35%(3)             4.40%(3)
Portfolio turnover rate(5) .................              N/A                  N/A

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
    (LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS
    OF FUND SHARES.


                     See notes to the financial statements.

--------------------------------------------------------------------------------
                                  POTOMAC FUNDS
--------------------------------------------------------------------------------
                       NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                 AUGUST 31, 2000


1.  ORGANIZATION

Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The series presently operating are the U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund, OTC/Short Fund, Small Cap Plus Fund, Small Cap/Short Fund, Internet Plus Fund, Internet/Short Fund, Dow 30 Plus Fund and the U.S. Government Money Market Fund (each a "Fund" and collectively, the "Funds"). Each Fund (other than the U.S. Government Money Market Fund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. The U.S. Plus Fund, OTC Plus Fund and U.S. Government Money Market Fund commenced operations on October 20, 1997; the U.S./Short Fund commenced operations on November 7, 1997; the OTC/Short Fund commenced operations on October 16, 1997; the Small Cap Plus Fund commenced operations on February 22, 1999; the Dow 30 Plus Fund and the Internet Plus Fund commenced operations on December 2, 1999, and the Internet/Short Fund and Small Cap/Short Fund commenced operations on December 21, 1999.

The objective of the U.S. Plus Fund is to provide daily investment returns that correspond to 150% of the performance of the Standard & Poor's 500 Composite Stock Price Index-TM- ("S&P 500 Index"). The objective of the U.S./Short Fund is to provide daily investment returns that inversely correlate to the performance of the S&P 500 Index. The objective of the OTC Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Nasdaq 100 Index-TM- ("Nasdaq Index"). The objective of the OTC/Short Fund is to provide daily investment returns that inversely correlate to the performance of the Nasdaq Index. The objective of the Small Cap Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Russell 2000-Registered Trademark- Index ("Russell 2000 Index"). The objective of the Small Cap/Short Fund is to provide daily investment returns that inversely correlate to the performance of the Russell 2000 Index. The objective of the Internet Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Dow Jones Composite Internet Index ("Internet Index"). The objective of the Internet/Short Fund is to provide daily investment returns that inversely correlate to the performance of the Internet Index. The objective of the Dow 30 Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Dow Jones Industrial Average-SM- ("Dow"). The objective of the U.S. Government Money Market Fund is to provide security of principal, current income and liquidity by investing primarily in obligations issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

Costs incurred by the Trust in connection with the organization, registration and the initial public offering of shares, aggregating $15,607 for each Fund (other than the Small Cap Plus Fund, Small Cap/Short Fund, Internet Plus Fund, Internet/Short Fund and the Dow 30 Plus Fund), are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations. These costs were advanced by the Advisor and will be reimbursed by the Trust. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro rata portion of any then unamortized organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. Costs incurred by the Trust in connection with the organization, registration and the initial public offering of shares of the Small Cap Plus Fund, Small Cap/Short Fund, Internet Plus Fund, Internet/Short Fund and the Dow 30 Plus Fund were expensed as incurred.

Effective February 2, 2000, the Trust redesignated outstanding shares as Investor Class shares and began offering two new classes of shares: Advisor Class and Broker Class. Investor Class shares are subject to an annual Rule 12b-1 fee of up to 1.00% of Investor Class' average daily net assets. The Board has authorized each Fund's Investor Class shares to pay Rule 12b-1 fees of an amount equal to the difference between the Fund's Total Annual Operating Expenses and the contractual limit on Total Annual Operating Expenses of 1.50% for the Plus Funds and 1.65% for the Short Funds. Advisor Class shares are subject to an annual Rule 12b-1 fee of up to 1.00% of Advisor Class' average daily net assets. The Board has authorized each Fund's Advisor Class shares to pay Rule 12b-1 fees equal to 1.00% of Advisor Class' average daily net assets. Broker Class shares are subject to an annual Rule 12b-1 fee of up to 1.00% of Broker Class' average daily net assets. The Board has authorized each Fund's Broker Class shares to pay Rule 12b-1 fees equal to 1.00% of Broker Class' average daily net assets. The Broker Class shares are subject to a contingent deferred sales charge ("CDSC") upon redemption from the Fund within six years from the time of the original purchase. Each class of shares for each Fund has identical rights and privileges except with respect to Rule 12b-1 fees, voting rights on any other matters pertaining to a single class of shares and the exchange privileges of each class of shares.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

   a) INVESTMENT VALUATION - Securities that are listed on a securities exchange or the Nasdaq Stock Market are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. U.S. Government Money Market Fund instruments and instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

   b) REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

   c) WRITTEN OPTION ACCOUNTING - Each Fund, other than the U.S. Government Money Market Fund, may write (sell) options. When a Fund writes an option, an amount equal to the premium received is entered in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). As collateral for uncovered written options, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract, but not less than the strike price, for call options.

   d) STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

   e) SHORT POSITIONS - The U.S./Short Fund, OTC/Short Fund, Small Cap/Short Fund and the Internet/Short Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short, but not less than the market value of such securities at the time they were sold short. This collateral is required to be adjusted daily.

   f) RISKS OF OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND SHORT POSITIONS - The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Fund has designated all its cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

   g) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

   h) INCOME AND EXPENSES - Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory fees and registration costs. Expenses that are not directly attributable to a portfolio are allocated among the Trust's portfolios in proportion to their respective net assets.

   i) DISTRIBUTIONS TO SHAREHOLDERS - Each Fund, other than the U.S. Government Money Market Fund, intends to distribute to its shareholders at least annually any net investment income and net realized capital gains. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to post-October losses which may not be recognized until the first day of the following fiscal year, wash sale losses, which are deferred for tax purposes, and unrealized gains or losses on open Section 1256 contracts which are realized, for tax purposes, at August 31, 2000. Certain Funds also utilized earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

   j) USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   k) OTHER - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

3.   CAPITAL SHARE TRANSACTIONS

                                                    U.S. PLUS FUND                        U.S./SHORT FUND
                                          ---------------------------------      ---------------------------------
                                            YEAR ENDED        YEAR ENDED           YEAR ENDED        YEAR ENDED
                                          AUGUST 31, 2000   AUGUST 31, 1999      AUGUST 31, 2000  AUGUST 31, 1999*
                                          ---------------   ---------------      ---------------  ----------------
INVESTOR CLASS:

Shares sold                                  57,882,029        32,907,642           4,609,012         7,727,880
Shares issued to holders in
  reinvestment of dividends                          --            15,022                  --               668
Shares redeemed                             (55,759,793)      (31,839,083)         (4,669,794)       (7,765,009)
                                            -----------       -----------          ----------        ----------
  Net increase (decrease)                     2,122,236         1,083,581             (60,782)          (36,461)
                                            -----------       -----------          ----------        ----------
ADVISOR CLASS:

Shares sold                                   1,863,463                               676,424
Shares issued to holders in
  reinvestment of dividends                          --                                    --
Shares redeemed                              (1,859,291)                             (676,424)
                                            -----------                            ----------
  Net increase (decrease)                         4,172                                    --
                                            -----------                            ----------
BROKER CLASS:

Shares sold                                       4,940
Shares issued to holders in
  reinvestment of dividends                          --

Shares redeemed                                      --
                                            -----------
  Net increase (decrease)                         4,940
                                            -----------

Total net increase (decrease) from
  capital share transactions                  2,131,348         1,083,581             (60,782)          (36,461)
                                            ===========       ===========          ==========        ==========

*Capital share transactions restated to reflect a 1 for 5 reverse stock split which occurred on June 7, 1999.

                                                     OTC PLUS FUND                         OTC/SHORT FUND
                                          ---------------------------------      ---------------------------------
                                            YEAR ENDED        YEAR ENDED           YEAR ENDED        YEAR ENDED
                                          AUGUST 31, 2000   AUGUST 31, 1999      AUGUST 31, 2000  AUGUST 31, 1999*
                                          ---------------   ---------------      ---------------  ----------------
INVESTOR CLASS:

Shares sold                                  26,953,625        42,031,207          18,077,057        10,933,064
Shares issued to holders in
  reinvestment of dividends                       4,179             9,821               2,628               238
Shares redeemed                             (25,888,548)      (39,661,678)        (18,337,894)      (10,754,038)
                                            ------------      ------------        ------------      -----------
  Net increase (decrease)                     1,069,256         2,379,350            (258,209)          179,264
                                            ------------      ------------        ------------      -----------

ADVISOR CLASS:

Shares sold                                   1,167,347                             1,762,210
Shares issued to holders in
  reinvestment of dividends                          --                                    --
Shares redeemed                              (1,133,620)                           (1,762,210)
                                            ------------                          ------------
  Net increase (decrease)                        33,727                                    --
                                            ------------                          ------------
BROKER CLASS:

Shares sold                                         262
Shares issued to holders in

  reinvestment of dividends                          --
Shares redeemed                                      --
                                            -----------
  Net increase (decrease)                           262
                                            -----------
Total net increase (decrease) from

  capital share transactions                  1,103,245         2,379,350            (258,209)          179,264
                                            ============      ============        ============      ===========

*Capital share transactions restated to reflect a 1 for 5 reverse stock split which occurred on June 7, 1999.

                                             SMALL CAP PLUS FUND           SMALL CAP/SHORT FUND  INTERNET PLUS FUND
                                     ----------------------------------    --------------------  ------------------
                                       YEAR ENDED        PERIOD ENDED         PERIOD ENDED          PERIOD ENDED
                                     AUGUST 31, 2000    AUGUST 31, 1999      AUGUST 31, 2000      AUGUST 31, 2000
                                     ---------------    ---------------      ---------------      ---------------
INVESTOR CLASS:

Shares sold                            103,808,201        49,645,812            7,087,491            29,047,690
Shares issued to holders in
  reinvestment of dividends                 25,449                --                   --                    --
Shares redeemed                       (101,760,032)      (49,011,961)          (7,086,639)          (28,085,949)
                                      ------------       -----------           ----------           -----------
  Net increase (decrease)                2,073,618           633,851                  852               961,741
                                      ------------       -----------           ----------           -----------
ADVISOR CLASS:

Shares sold                              2,977,953                                                    8,743,609
Shares issued to holders in
  reinvestment of dividends                     --                                                           --
Shares redeemed                         (2,754,896)                                                  (8,115,214)
                                      ------------                                                  -----------
  Net increase (decrease)                  223,057                                                      628,395
                                      ------------                                                  -----------
BROKER CLASS:

Shares sold                              6,307,658
Shares issued to holders in
  reinvestment of dividends                     --
Shares redeemed                         (5,350,192)
                                      ------------
  Net increase (decrease)                  957,466
                                      ------------
Total net increase (decrease) from
  capital share transactions             3,254,141           633,851                  852             1,590,136
                                      ============       ===========           ==========           ===========

                                                                                           U.S. GOVERNMENT
                                      INTERNET/SHORT FUND   DOW 30 PLUS FUND              MONEY MARKET FUND
                                      -------------------   ----------------     ---------------------------------
                                         PERIOD ENDED         PERIOD ENDED         YEAR ENDED        YEAR ENDED
                                        AUGUST 31, 2000      AUGUST 31, 2000     AUGUST 31, 2000   AUGUST 31, 1999
                                        ---------------      ---------------     ---------------  ----------------
INVESTOR CLASS:

Shares sold                                1,628,439            30,995,390        2,422,593,640       849,108,149
Shares issued to holders in
  reinvestment of dividends                       --                    --            1,505,343           729,062
Shares redeemed                           (1,600,742)          (29,009,661)      (2,457,919,572)     (808,984,862)
                                          ----------           -----------       --------------      ------------
  Net increase (decrease)                     27,697             1,985,729          (33,820,589)       40,852,349
                                          ----------           -----------       --------------      ------------

ADVISOR CLASS:

Shares sold                                                         24,874          158,560,076
Shares issued to holders in
  reinvestment of dividends                                             --               42,209
Shares redeemed                                                    (15,604)        (157,923,367)
                                                               -----------       --------------
  Net increase (decrease)                                            9,270              678,918
                                                               -----------       --------------
BROKER CLASS:

Shares sold                                                            548           79,208,018
Shares issued to holders in
  reinvestment of dividends                                             --               24,827
Shares redeemed                                                         --          (78,522,388)
                                                               -----------       --------------
  Net increase (decrease)                                              548              710,457
                                                               -----------       --------------
Total net increase (decrease) from
  capital share transactions                  27,697             1,995,547          (32,431,214)       40,852,349
                                          ==========           ===========       ==============      ============

4. INVESTMENT TRANSACTIONS

During the period ended August 31, 2000, the aggregate purchases and sales of investments (excluding short-term investments, options and futures contracts) were:

                                   U.S. PLUS FUND      U.S./SHORT FUND        OTC PLUS FUND         OTC/SHORT FUND
                                   --------------      ---------------        -------------         --------------
Purchases                            $529,494,430          $13,068,754         $665,272,162           $114,594,060
Sales                                $486,755,051          $15,291,516         $619,643,146           $129,074,236

                                                             SMALL CAP           SMALL CAP/               INTERNET
                                                             PLUS FUND           SHORT FUND              PLUS FUND
                                                       ---------------        -------------         --------------
Purchases                                                 $611,726,813              $62,077           $349,970,592
Sales                                                     $593,342,846              $63,959           $336,296,774

                                                                                                   U.S. GOVERNMENT
                                                             INTERNET/               DOW 30           MONEY MARKET
                                                            SHORT FUND            PLUS FUND                   FUND
                                                       ---------------        -------------         --------------
Purchases                                                  $71,663,247         $240,154,967           $         --
Sales                                                      $73,317,308         $221,057,502           $         --

There were no purchases or sales of long-term U.S. Government Securities.

During the period ended August 31, 2000, the following Funds wrote the following options:

                                                          U.S./SHORT FUND                     OTC PLUS FUND
                                                     ---------------------------       ---------------------------
                                                     NUMBER OF           PREMIUM       NUMBER OF           PREMIUM
                                                     CONTRACTS            AMOUNT       CONTRACTS            AMOUNT
                                                     ---------          --------       ---------       -----------
Outstanding at beginning of period                          --           $    --              97       $   827,187
Options written                                            108            87,710           2,300        20,802,862
Options expired                                             --                --              --                --
Options terminated                                        (103)          (86,535)         (2,330)      (21,362,893)
                                                     ---------          --------       ---------       -----------
Outstanding at end of period                                 5           $ 1,175              67       $   267,156
                                                     =========          ========       =========       ===========

                                                        SMALL CAP PLUS FUND               SMALL CAP/SHORT FUND
                                                     ---------------------------       ---------------------------
                                                     NUMBER OF           PREMIUM       NUMBER OF           PREMIUM
                                                     CONTRACTS            AMOUNT       CONTRACTS            AMOUNT
                                                     ---------        ----------       ---------         ---------
Outstanding at beginning of period                          94        $  109,314              --        $       --
Options written                                          9,230         5,738,506           1,823         1,902,567
Options expired                                             --                --              --                --
Options terminated                                      (9,209)       (5,818,840)         (1,823)       (1,902,567)
                                                     ---------        ----------       ---------         ---------
Outstanding at end of period                               115        $   28,980              --        $       --
                                                     =========        ==========       =========         =========

                                                          INTERNET PLUS FUND                INTERNET/SHORT FUND
                                                     ---------------------------       ---------------------------
                                                     NUMBER OF           PREMIUM       NUMBER OF           PREMIUM
                                                     CONTRACTS            AMOUNT       CONTRACTS            AMOUNT
                                                     ---------        ----------       ---------          --------
Outstanding at beginning of period                          --        $       --              --          $     --
Options written                                          2,726         9,861,603             820           146,239
Options expired                                            (10)          (21,737)             --                --
Options terminated                                      (2,661)       (9,774,768)           (810)         (145,189)
                                                     ---------        ----------       ---------          --------
Outstanding at end of period                                55        $   65,098              10          $  1,050
                                                     =========        ==========       =========          ========

Transactions in futures contracts for the period ended August 31, 2000, for the following Funds were as follows:

                                                U.S. PLUS FUND                             OTC PLUS FUND
                                         --------------------------------        ---------------------------------
                                         NUMBER OF         AGGREGATE FACE        NUMBER OF          AGGREGATE FACE
                                         CONTRACTS     VALUE OF CONTRACTS        CONTRACTS      VALUE OF CONTRACTS
                                         ---------     ------------------        ---------      ------------------
Outstanding at beginning of period              39     $       12,975,426               --      $               --
Contracts opened                             2,383            852,332,199            1,081             422,640,875
Contracts closed                            (2,343)          (835,831,844)          (1,013)           (396,608,369)
                                         ---------     ------------------        ---------      ------------------
Outstanding at end of period                    79     $       29,475,781               68      $       26,032,506
                                         =========     ==================        =========      ==================

                                                OTC/SHORT FUND                          SMALL CAP PLUS FUND
                                         --------------------------------        ---------------------------------
                                         NUMBER OF         AGGREGATE FACE        NUMBER OF          AGGREGATE FACE
                                         CONTRACTS     VALUE OF CONTRACTS        CONTRACTS      VALUE OF CONTRACTS
                                         ---------     ------------------        ---------      ------------------
Outstanding at beginning of period              --     $               --               19      $        4,156,611
Contracts opened                                61             22,544,607            2,704             666,443,668
Contracts closed                               (61)           (22,544,607)          (2,574)           (631,449,808)
                                         ---------     ------------------        ---------      ------------------
Outstanding at end of period                    --     $               --              149      $       39,150,471
                                         =========     ==================        =========      ==================

                                              INTERNET/SHORT FUND                        DOW 30 PLUS FUND
                                         --------------------------------        ---------------------------------
                                         NUMBER OF         AGGREGATE FACE        NUMBER OF          AGGREGATE FACE
                                         CONTRACTS     VALUE OF CONTRACTS        CONTRACTS      VALUE OF CONTRACTS
                                         ---------     ------------------        ---------      ------------------
Outstanding at beginning of period              --     $               --               --      $               --
Contracts opened                                15              5,638,118              941             102,531,615
Contracts closed                               (15)            (5,638,118)            (885)            (96,239,913)
                                         ---------     ------------------        ---------      ------------------
Outstanding at end of period                    --     $               --               56      $        6,291,702
                                         =========     ==================        =========      ==================

Transactions in short futures contracts for the period ended August 31, 2000, for the following Funds were as follows:

                                                U.S./SHORT FUND                            OTC PLUS FUND
                                         --------------------------------        ---------------------------------
                                         NUMBER OF         AGGREGATE FACE        NUMBER OF          AGGREGATE FACE
                                         CONTRACTS     VALUE OF CONTRACTS        CONTRACTS      VALUE OF CONTRACTS
                                         ---------     ------------------        ---------      ------------------
Outstanding at beginning of period               4     $        1,326,028               --      $               --
Contracts opened                               366            126,160,909               28               9,879,874
Contracts closed                              (369)          (127,108,541)             (28)             (9,879,874)
                                         ---------     ------------------        ---------      ------------------
Outstanding at end of period                     1     $          378,396               --      $               --
                                         =========     ==================        =========      ==================

                                                OTC/SHORT FUND                          SMALL CAP PLUS FUND
                                         --------------------------------        ---------------------------------
                                         NUMBER OF         AGGREGATE FACE        NUMBER OF          AGGREGATE FACE
                                         CONTRACTS     VALUE OF CONTRACTS        CONTRACTS      VALUE OF CONTRACTS
                                         ---------     ------------------        ---------      ------------------
Outstanding at beginning of period               8     $        1,892,264               --      $               --
Contracts opened                               206             72,146,483               34               8,436,597
Contracts closed                              (214)           (74,038,747)             (34)             (8,436,597)
                                         ---------     ------------------        ---------      ------------------
Outstanding at end of period                    --     $               --               --      $               --
                                         =========     ==================        =========      ==================

                                             SMALL CAP/SHORT FUND                       INTERNET PLUS FUND
                                         --------------------------------        ---------------------------------
                                         NUMBER OF         AGGREGATE FACE        NUMBER OF          AGGREGATE FACE
                                         CONTRACTS     VALUE OF CONTRACTS        CONTRACTS      VALUE OF CONTRACTS
                                         ---------     ------------------        ---------      ------------------
Outstanding at beginning of period              --     $               --               --      $               --
Contracts opened                             1,036            274,484,013               11               4,096,551
Contracts closed                            (1,036)          (274,484,013)             (11)             (4,096,551)
                                         ---------     ------------------        ---------      ------------------
Outstanding at end of period                    --     $               --               --      $               --
                                         =========     ==================        =========      ==================

                                              INTERNET/SHORT FUND                        DOW 30 PLUS FUND
                                         --------------------------------        ---------------------------------
                                         NUMBER OF         AGGREGATE FACE        NUMBER OF          AGGREGATE FACE
                                         CONTRACTS     VALUE OF CONTRACTS        CONTRACTS      VALUE OF CONTRACTS
                                         ---------     ------------------        ---------      ------------------
Outstanding at beginning of period              --     $               --               --      $               --
Contracts opened                                14              4,943,937                4                 443,182
Contracts closed                               (14)            (4,943,937)              (4)               (443,182)
                                         ---------     ------------------        ---------      ------------------
Outstanding at end of period                    --     $               --               --      $               --
                                         =========     ==================        =========      ==================

At August 31, 2000, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                                   U.S. PLUS FUND      U.S./SHORT FUND        OTC PLUS FUND         OTC/SHORT FUND
                                   --------------      ---------------        -------------         --------------
Appreciation                       $    1,286,667      $         6,625        $  88,337,799         $           --
(Depreciation)                         (5,093,086)              (7,070)         (29,420,440)                  (373)
                                   --------------      ---------------        -------------         --------------
Net unrealized appreciation
  (depreciation) on investments    $   (3,806,419)     $          (445)       $  58,917,359         $         (373)
                                   ==============      ===============        =============         ==============

                                                             SMALL CAP           SMALL CAP/               INTERNET
                                                             PLUS FUND           SHORT FUND              PLUS FUND
                                                       ---------------        -------------         --------------
Appreciation                                           $     1,318,115        $          --         $    2,241,908
(Depreciation)                                              (9,147,806)                  (5)            (8,376,618)
                                                       ---------------        -------------         --------------
Net unrealized appreciation
  (depreciation) on investments                        $    (7,829,691)       $          (5)        $   (6,134,710)
                                                       ===============        =============         ==============
                                                                                                   U.S. GOVERNMENT
                                                             INTERNET/               DOW 30           MONEY MARKET
                                                            SHORT FUND            PLUS FUND                   FUND
                                                       ---------------        -------------         --------------
Appreciation                                           $            --        $   1,269,041         $           --
(Depreciation)                                                 (17,441)          (4,185,117)                    --
                                                       ---------------        -------------         --------------
Net unrealized appreciation
  (depreciation) on investments                        $       (17,441)       $  (2,916,076)        $           --
                                                       ===============        =============         ==============

At August 31, 2000, the cost of investments for federal income tax purposes was $57,434,983, $2,476,278, $125,779,541, $2,049,815, $48,359,872, $24,998,
$20,055,079, $993,176, $19,922,982 and $31,197,177 for the U.S. Plus Fund,
U.S./Short Fund, OTC Plus Fund, OTC/Short Fund, Small Cap Plus Fund, Small Cap/Short Fund, Internet Plus Fund, Internet/Short Fund, Dow 30 Plus Fund and U.S. Government Money Market Fund, respectively.

At August 31, 2000, the following Funds deferred, on a tax basis, post-October losses of:

Fund                                                                                            Post-October Losses
----                                                                                            -------------------
U.S. Plus Fund                                                                                      $       105,417
U.S./Short Fund                                                                                             815,750
OTC/Short Fund                                                                                            1,739,614
Small Cap/Short Fund                                                                                      1,555,743
Internet/Short Fund                                                                                         124,132
Dow 30 Plus Fund                                                                                            427,178

These amounts may be used to offset future capital gains.

At, August 31, 2000, the U.S./Short Fund had accumulated net realized capital loss carryovers of $1,196,053 expiring in 2007 and $2,374,990 expiring in 2008. The OTC/Short Fund had accumulated net realized capital loss carryovers of

$1,382,129 expiring in 2008. The Small Cap Plus Fund utilized capital loss carryovers of $2,012,411 in 2000. To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with Rafferty Asset Management, LLC ("Advisor"). The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each class' daily net assets. Additionally, the Advisor may voluntarily waive additional fees it might otherwise normally charge the Funds. The Advisor has contractually agreed to pay all operating expenses (excluding dividends on short positions), through August 31, 2002, in excess of the annual cap on expenses presented below as applied to each class' daily net assets. The Advisor may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause any class to exceed such annual cap on expenses. For the period ended August 31, 2000, the Advisor paid the following expenses by class:

                                                            U.S. PLUS FUND                         U.S./SHORT FUND
                                          --------------------------------------------------       ---------------
                                          INVESTOR CLASS     ADVISOR CLASS      BROKER CLASS       INVESTOR CLASS
                                          --------------    --------------      ------------       ---------------
Annual Advisory rate                                0.75%             0.75%            0.75%                 0.90%
Annual cap on expenses                              1.50%             2.50%            2.50%                 1.65%
Expenses paid in excess of
  annual cap on expenses -- 2000          $           --    $           --      $        --        $       23,355
Voluntary waiver -- 2000                  $           --    $           --      $        --        $        1,216
Advisor expense waiver recovery -- 2000   $       15,605    $          136      $         1        $           --


                                                             OTC PLUS FUND                          OTC/SHORT FUND
                                          --------------------------------------------------       ----------------
                                          INVESTOR CLASS     ADVISOR CLASS      BROKER CLASS        INVESTOR CLASS
                                          --------------     -------------      ------------       ----------------
Annual Advisory rate                                0.75%             0.75%            0.75%                 0.90%
Annual cap on expenses                              1.50%             2.50%            2.50%                 1.65%
Expenses paid in excess of
  annual cap on expenses -- 2000          $           --     $          --      $        --        $        4,362
Voluntary waiver -- 2000                  $           --     $       1,060      $         1        $           --
Advisor expense waiver recovery -- 2000   $      154,342     $         527      $        --        $           --
                                                                                                     SMALL CAP/
                                                          SMALL CAP PLUS FUND                        SHORT FUND
                                          --------------------------------------------------       ---------------
                                          INVESTOR CLASS     ADVISOR CLASS      BROKER CLASS       INVESTOR CLASS
                                          --------------     -------------      ------------       ---------------
Annual Advisory rate                                0.75%             0.75%            0.75%                 0.90%
Annual cap on expenses                              1.50%             2.50%            2.50%                 1.65%
Expenses paid in excess of
  annual cap on expenses -- 2000          $           --     $          --      $        --        $           --
Voluntary waiver -- 2000                  $           --     $         107      $     2,198        $       13,344
Advisor expense waiver recovery -- 2000   $          781     $          20      $        60        $           --

                                                                                                      INTERNET
                                                                    INTERNET PLUS FUND               SHORT/FUND
                                                            ---------------------------------      --------------
                                                            INVESTOR CLASS      ADVISOR CLASS      INVESTOR CLASS
                                                            ---------------     -------------      --------------
Annual Advisory rate                                                  0.75%            0.75%                 0.90%
Annual cap on expenses                                                1.50%            2.50%                 1.65%
Expenses paid in excess of annual cap on expenses -- 2000        $   1,472         $    180              $     --
Voluntary waiver -- 2000                                         $      --         $     --              $  3,355
Advisor expense waiver recovery -- 2000                          $      --         $     --              $     --

                                                                             DOW 30 PLUS FUND
                                                            ----------------------------------------------------
                                                            INVESTOR CLASS      ADVISOR CLASS      BROKER CLASS
                                                            ---------------     -------------      -------------
Annual Advisory rate                                                  0.75%            0.75%               0.75%
Annual cap on expenses                                                1.50%            2.50%               2.50%
Expenses paid in excess of annual cap on expenses -- 2000     $      1,587      $         1           $      --
Voluntary waiver -- 2000                                      $         --      $        --           $      --
Advisor expense waiver recovery -- 2000                       $         --      $        --           $      --

                                                                     U.S. GOVERNMENT MONEY MARKET FUND
                                                            ----------------------------------------------------
                                                            INVESTOR CLASS      ADVISOR CLASS       BROKER CLASS
                                                            --------------      -------------       ------------
Annual Advisory rate                                                  0.50%            0.50%                0.50%
Annual cap on expenses                                                1.00%            2.00%                2.00%
Expenses paid in excess of annual cap on expenses -- 2000     $     12,375       $      466          $       206
Voluntary waiver -- 2000                                      $         --       $       --          $        --
Advisor expense waiver recovery -- 2000                       $         --       $       --          $        --

Remaining expenses subject to potential recovery expiring in:

                                                                             SMALL          SMALL
                   U.S.          U.S./           OTC           OTC/           CAP           CAP/
                   PLUS          SHORT          PLUS           SHORT         PLUS           SHORT
                   FUND          FUND           FUND           FUND          FUND           FUND
                 --------       -------        --------      --------        -------        -------
  2001            $81,181       $59,422        $     --      $122,876        $    --        $    --
  2002            $ 5,548       $15,365        $     --      $ 14,732        $    --        $    --
  2003            $    --       $24,326        $     --      $  4,411        $    --        $    --

                                                                                   U.S.
                                                                               GOVERNMENT
                     INTERNET              INTERNET               DOW 30          MONEY
                      PLUS                   SHORT                 PLUS          MARKET
                      FUND                   FUND                  FUND           FUND
                    ---------              --------             --------       ----------
  2001              $   --                 $    --              $   --         $ 92,798
  2002              $   --                 $    --              $   --         $ 48,330
  2003              $1,652                 $    --              $1,588         $ 13,047

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for each Fund of the Trust, which authorizes it to pay Rafferty Capital Markets, Inc. (the "Distributor"), an affiliate of the Advisor, a distribution and shareholder servicing fee of up to 1.00% of each Fund's average daily net assets for the Investor Class and a distribution and shareholder servicing fee of up to 1.00% of each Fund's average daily net assets for the Advisor Class and Broker Class for services to existing Fund shareholders and distribution of Fund shares.

During the period ended August 31, 2000, the Investor Class of the OTC Plus Fund, Small Cap Plus Fund, Small Cap/Short Fund and Internet/Short Fund incurred expenses of $365,320, $43,857, $14,773 and $2,026, respectively, pursuant to the 12b-1 Plan. During the period ended August 31, 2000, the Advisor Class of the U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund, OTC/Short Fund, Small Cap Plus Fund, Internet Plus Fund, Dow 30 Plus Fund and U.S. Government Money Market Fund incurred expenses of $2,542, $1,550, $6,210, $871, $8,088, $9,908, $34 and
$18,019, respectively, pursuant to the 12b-1 Plan. During the period ended August 31, 2000, the Broker Class of the U.S. Plus Fund, OTC Plus Fund, Small Cap Plus Fund, Dow 30 Plus Fund and U.S. Government Money Market Fund incurred expenses of $21, $3, $24,057, $2 and $7,944, respectively, pursuant to the 12b-1 Plan.

6. INCOME TAX INFORMATION (UNAUDITED)

The Funds hereby designate the following amounts as long-term capital gain distributions for purposes of the dividends paid deduction.

U.S. Plus Fund                       $   399,291
OTC Plus Fund                          4,076,906
Internet Plus Fund                        28,501

The amounts above include $399,291, $3,920,921 and $28,501 of earnings and profits distributed to shareholders on redemptions for the U.S. Plus Fund, OTC Plus Fund and Internet Plus Fund, respectively.

--------------------------------------------------------------------------------
                                 POTOMAC FUNDS
--------------------------------------------------------------------------------
                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Potomac Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, of options written, of futures contracts, of short futures contracts and of securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Potomac Funds (comprising, respectively, the U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund, OTC/Short Fund, Small Cap Plus Fund, Small Cap/Short Fund, Internet Plus Fund, Internet/Short Fund, Dow 30 Plus Fund and U.S. Government Money Market Fund, hereafter referred to as the "Funds") at August 31, 2000, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
October 30, 2000

INVESTMENT ADVISOR
           Rafferty Asset Management, LLC
           1311 Mamaroneck Avenue
           White Plains, NY 10605

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
           PAYING AGENT & SHAREHOLDER SERVICING
           AGENT
           Firstar Mutual Fund Services, LLC
           P.O. Box 1993
           Milwaukee, WI 53201-1993

CUSTODIAN
           Firstar Bank, N.A.
           615 East Michigan Street
           Milwaukee, WI 53202

COUNSEL
           Kirkpatrick & Lockhart LLP
           1800 Massachusetts Avenue, N.W.
           Washington, D.C. 20036-1800

INDEPENDENT ACCOUNTANTS
           PricewaterhouseCoopers LLP
           100 East Wisconsin Avenue
           Milwaukee, WI 53202


This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.